Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on August 25, 2026

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1546	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 1547	☒

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Attention:  Kevin Wolf

 (Address of Principal Executive Offices) (Zip Code)

(631)490-4300

 (Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

Andrew Davalla Thompson Hine LLP 3900 Key Center, 127 Public Square Columbus, Ohio 44114 216-566-5706 (phone) 614-469-3361 (fax)	Timothy Burdick Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (631) 470-2649

 Approximate Date of Proposed Public Offering: As Soon As Practical, After Effectiveness of Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☒	on August 28, 2026 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

PACIFIC FINANCIAL GROUP MUTUAL FUNDS

PROSPECTUS

August 28, 2026

PFG American Funds® Conservative Income Strategy Fund	Class I Shares PFCOX
PFG American Funds® Capital Appreciation Strategy Fund (fka PFG American Funds® Growth Strategy Fund)	Class I Shares PFGGX
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Class I Shares PFFFX
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Class I Shares PFFSX
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Class I Shares PFFBX
PFG JP Morgan® Tactical Aggressive Strategy Fund	Class I Shares PFSEX
PFG JP Morgan® Tactical Moderate Strategy Fund	Class I Shares PFJDX
PFG BNY Mellon® Diversifier Strategy Fund	Class I Shares PFADX
PFG MFS® Aggressive Capital Appreciation Strategy Fund (fka PFG MFS® Aggressive Growth Strategy Fund)	Class I Shares PFSMX
PFG BR Target Allocation Equity Strategy Fund	Class I Shares PFESX
PFG Janus Henderson® Balanced Strategy Fund	Class I Shares PFJHX
PFG Invesco® Equity Factor Rotation Strategy Fund	Class I Shares PFIOX
PFG Meeder Tactical Strategy Fund	Class I Shares PFTEX
PFG Janus Henderson® Tactical Income Strategy Fund (fka PFG Tactical Income Strategy Fund)	Class I Shares PFTSX
PFG PIMCO Active Core Bond Strategy Fund	Class I Shares PFDOX
PFG Global Equity Index Strategy Fund	Class I Shares PFSGX
PFG US Equity Index Strategy Fund	Class I Shares PFSSX

Investment Adviser

Pacific Financial Group, LLC

900 20th Avenue South, Suite 500

Nashville, TN 37212

www.TPFG.com                              1-888-451-TPFG

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY – PFG American Funds® Conservative Income Strategy Fund	1
FUND SUMMARY – PFG American Funds® Capital Appreciation Strategy Fund	6
FUND SUMMARY – PFG Fidelity Institutional AM® Equity Index Strategy Fund	11
FUND SUMMARY – PFG Fidelity Institutional AM® Equity Sector Strategy Fund	17
FUND SUMMARY – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	23
FUND SUMMARY – PFG JP Morgan® Tactical Aggressive Strategy Fund	29
FUND SUMMARY – PFG JP Morgan® Tactical Moderate Strategy Fund	34
FUND SUMMARY – PFG BNY Mellon® Diversifier Strategy Fund	39
FUND SUMMARY – PFG MFS® Aggressive Capital Appreciation Strategy Fund	45
FUND SUMMARY – PFG BR Target Allocation Equity Strategy Fund	51
FUND SUMMARY – PFG Janus Henderson® Balanced Strategy Fund	57
FUND SUMMARY – PFG Invesco® Equity Factor Rotation Strategy Fund	63
FUND SUMMARY – PFG Meeder Tactical Strategy Fund	69
FUND SUMMARY – PFG Janus Henderson® Tactical Income Strategy Fund	74
FUND SUMMARY – PFG PIMCO Active Core Bond Strategy Fund	80
FUND SUMMARY – PFG Global Equity Index Strategy Fund	85
FUND SUMMARY – PFG US Equity Index Strategy Fund	91
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	96
Investment Objective	96
Principal Investment Strategies	97
Principal Investment Risks	103
Temporary Investments	109
Cybersecurity	109
MANAGEMENT	110
Portfolio Holdings Disclosure	110
Investment Adviser	110
Portfolio Manager	111
HOW SHARES ARE PRICED	112
HOW TO PURCHASE SHARES	113
HOW TO REDEEM SHARES	117
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	121
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	122
DISTRIBUTION OF SHARES	123
Distributor	123
Distribution Fees	123
Additional Compensation to Financial Intermediaries	123
Householding	123
FINANCIAL HIGHLIGHTS	124

FUND SUMMARY – PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND

Investment Objective:

The Fund seeks current income.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.27%
Total Annual Fund Operating Expenses	2.22%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$225	$694	$1,190	$2,554

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds or exchange traded funds (“ETFs”) advised by Capital Research and Management Company (“Capital Research”), under normal market circumstances (“American Underlying Funds”). The balance of the Fund’s net assets will be invested in American Underlying Funds or mutual funds or ETFs managed by advisers other than Capital Research (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting American Underlying Funds or Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes Information provided by Capital Research, including data and analysis about the American Underlying Funds and Other Underlying Funds.

The Fund seeks to provide current income, while maintaining limited price volatility. Under normal market circumstances, the Fund invests more than half of its assets in American Underlying Funds or Other Underlying Funds that invest solely in fixed income securities. The fixed income securities generally consist of investment-grade bonds or bonds of intermediate or short maturities. The Fund considers bonds to be investment-grade if they are rated Baa3 or higher by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization, at the time of investment.

The balance of Fund assets will typically be invested in American Underlying Funds or Other Underlying Funds that utilize an asset allocation approach to investing, with a focus on investing in equity securities that pay dividends and in investment grade bonds. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in American Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific American Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve-month period, to a gain or a loss of less than 15%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 15% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in American Underlying Funds, Other Underlying Funds, and the securities held by American Underlying Funds and Other Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an American Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by American Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by an American Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by an American Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. An American Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular American Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of American Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tarifs and trade wars, international conficts regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Portfolio Turnover Risk. As a Fund principally investing in American Underlying Funds and Other Underlying Funds, higher portfolio turnover within the American Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the American Underlying Funds and Other Underlying Funds. Similarly , a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in American Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the American Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the American Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in American Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The Fund’s investments in American Underlying Funds and Other Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. In addition, small capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

●	Underlying Funds Risk. American Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the American Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the American Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in American Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	5.58%
Worst Quarter:	2nd Quarter 2022	(5.24)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 1.42%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception (5/1/2020)
Return before taxes	7.67%	1.52%	2.16%
Return after taxes on distributions(1)	6.79%	0.88%	1.49%
Return after taxes on distributions and sale of Fund shares(1)	5.07%	1.07%	1.53%
Morningstar Conservative Target Risk Index (Total Return)(2)	10.40%	1.81%	3.37%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers, including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG AMERICAN FUNDS® CAPITAL APPRECIATION STRATEGY FUND

Investment Objective: The Fund seeks capital growth.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.37%
Total Annual Fund Operating Expenses	2.32%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$235	$724	$1,240	$2,656

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds or exchange traded funds (“ETFs”) that are managed by Capital Research and Management (“Capital Research”), under normal circumstances (“American Underlying Funds”). The balance of the Fund’s net assets will be invested in American Underlying Funds or mutual funds or ETFs managed by advisers other than Capital Research (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting American Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Capital Research, including data and analysis about the American Underlying Funds and Other Underlying Funds.

The Fund pursues a strategy of long-term growth, by investing in American Underlying Funds and Other Underlying Funds that invest primarily in U.S. equity securities of any market capitalization. The Fund also invests in American Underlying Funds and Other Underlying Funds that invest in both U.S. and foreign equity securities.

Under normal market circumstances, the Fund invests approximately 50% of its assets in American Underlying Funds and Other Underlying Funds that invest solely in U.S. equity securities, with a focus on companies with sound fundamentals, indicative of long-term growth, as well as in potential turnaround situations. The balance of Fund assets will typically be invested in American Underlying Funds and Other Underlying Funds that focus on both U.S. and foreign equities which appear to be undervalued or overlooked, with the potential for long term growth, along with a portion of investments in smaller cap stocks that are expected to grow. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in American Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific American Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund principally through its investments in American Underlying Funds, Other Underlying Funds, and the securities held by those funds.

●	Emerging Markets Risk. An American Underlying Fund or Other Underlying Funds may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an American Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by American Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Foreign Risk. An American Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Large Capitalization Stock Risk. The Fund’s investments in the American Underlying Funds or Other Underlying Funds may expose the Fund to risks involved with investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, American Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of American Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in an American Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tarifs and trade wars, international conficts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in American Underlying Funds and Other Underlying Funds, higher portfolio turnover within the American Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the American Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in American Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the American Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the American Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in American Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. American Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the American Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the American Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in American Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2025	15.51%
Worst Quarter:	2nd Quarter 2022	(19.61)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 10.77%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception (5/1/2020)
Return before taxes	18.32%	8.15%	12.94%
Return after taxes on distributions(1)	16.31%	6.39%	11.21%
Return after taxes on distributions and sale of Fund shares(1)	12.30%	6.05%	10.06%
Morningstar Aggressive Target Risk Index (Total Return)(2)	20.43%	9.59%	14.43%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers, including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND

Investment Objective:

The Fund seeks total return.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.03%
Total Annual Fund Operating Expenses	1.98%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$201	$621	$1,068	$2,306

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies:

The Fund, under normal circumstances, will invest at least 80% of its net assets, plus any amounts of borrowing, in Fidelity® mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutal funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Fidelity Underlying Funds and Other Underlying Funds that seek to replicate U.S. equity indices of varying market capitalizations. The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and, at times, Other Underlying Funds, provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

To achieve the Fund’s objective, the Adviser intends to focus on Fidelity Underlying Funds and Other Underlying Funds that invest in equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in Fidelity Underlying Funds and Other Underlying Funds that are passively managed and that are designed to track a specific equity index. Equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of equity index that the Adviser may choose to invest in. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Fidelity Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The principal investment risks to the Fund will result from the investment risks of the Fidelity Underlying Funds or Other Underlying Funds. For this Fund, the principal risks include the Adviser’s judgment of the appropriate equity indices to invest in, at any particular time. In addition, as a Fund investing at least 80% of its net assets in underlying funds that invest primarily in equity securities, the risks of investing in equity securities, as described below, present an additional principal investment risk for this Fund. In summary, the following risks apply to the Fund through its investments in Fidelity Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Emerging Markets Risk. A Fidelity Underlying Fund or Other Underlying Funds may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Fidelity Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Fidelity Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests at least 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fidelity Underlying Funds’ or Other Underlying Funds’ shares may not be developed or maintained. If the Fidelity Underlying Funds’ or Other Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fidelity Underlying Funds’ or Other Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Fidelity Underlying Funds’ or Other Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Fidelity Underlying Funds’ or Other Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Fidelity Underlying Funds’ or Other Underlying Funds’ shares may, in turn, lead to differences between the market value of the Fidelity Underlying Funds’ or Other Underlying Funds’ shares and the Fidelity Underlying Funds’ or Other Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Fidelity Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Fidelity Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of an Fidelity Underlying Funds’ or Other Underlying Funds’ underlying securities trade in a market that is closed when the market for the Fidelity Underlying Funds’ or Other Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Fidelity Underlying Funds’ or Other Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Fidelity Underlying Funds’ or Other Underlying Funds’ shares and the Fidelity Underlying Funds’ or Other Underlying Funds’ net asset value.

●	Foreign Risk. A Fidelity Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Index Risk. The Fidelity Underlying Funds in which the Fund invests may track an underlying index. The performance of each Fidelity Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Fidelity Underlying Fund. Any variance in performance between the respective Fidelity Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Management Risk. The Advisers’ judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including the particular Fidelity Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results. In addition, research regarding asset allocation models comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fidelity Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tarifs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The Fidelity Underlying Funds and Other Underlying Funds are not actively managed, and the investment adviser of an Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds or Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Fidelity Underlying Funds and Other Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	10.74%
Worst Quarter:	2nd Quarter 2022	(15.54)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 11.38%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception (5/1/2020)
Return before taxes	19.56%	9.59%	13.84%
Return after taxes on distributions(1)	18.60%	8.34%	12.54%
Return after taxes on distributions and sale of Fund shares(1)	12.27%	7.36%	10.91%
Morningstar Aggressive Target Risk Index (Total Return)(2)	20.43%	9.59%	14.43%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers, including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND

Investment Objective:

The Fund seeks growth of capital.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.29%
Total Annual Fund Operating Expenses	2.24%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$227	$700	$1,200	$2,575

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies:

The Fund, under normal circumstances, will invest at least 80% of its net assets, plus any amounts of borrowing, in Fidelity® mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutal funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Fidelity Underlying Funds and Other Underlying Funds that invest primarily in U.S. equity securities of varying market capitalizations. The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and, at times, Other Underlying Funds, provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

To achieve the Fund’s objective, the Adviser intends to focus on changes in the business cycle, or shifts in the economy, over an intermediate period of time. Based on the Adviser’s assessment of the different stages of a business cycle, the Fund intends to invest in Fidelity Underlying Funds or Other Underlying Funds that focus on business sectors that have historically performed well, during a specific stage of a business cycle. The Fund will invest in Fidelity Underlying Funds or Other Underlying Funds that include actively managed funds and passive funds (including index funds and exchange traded funds).

The Fund’s business cycle approach to sector investing uses various forms of analysis to determine the shifting phases of the economy. After a shift in the economy takes place, this analysis then provides a framework for allocating to sectors according to the likelihood that they will outperform or underperform, given the new economic environment.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Fidelity Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The principal investment risks to the Fund will result from the investment risks of the Fidelity Underlying Funds or Other Underlying Funds. For this Fund, the principal risks include the Adviser’s judgment of the different stages of a business cycle and the Adviser’s judgment of which business sectors are likely to perform during different stages of a business cycle. In addition, as a Fund investing at least 80% of its net assets in Fidelity Underlying Funds or Other Underlying Funds that invest primarily in equity securities, the risks of investing in equity securities, as described below, present an additional principal investment risk for this Fund. In summary, the following risks apply to the Fund through its investments in Fidelity Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by Fidelity Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Fidelity Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests at least 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fidelity Underlying Funds’ or Other Underlying Funds’ shares may not be developed or maintained. If the Fidelity Underlying Funds’ or Other Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fidelity Underlying Funds’ or Other Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Fidelity Underlying Funds’ or Other Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Fidelity Underlying Funds’ or Other Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Fidelity Underlying Funds’ or Other Underlying Funds’ shares may, in turn, lead to differences between the market value of the Fidelity Underlying Funds’ or Other Underlying Funds’ shares and the Fidelity Underlying Funds’ or Other Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Fidelity Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Fidelity Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of an Fidelity Underlying Funds’ or Other Underlying Funds’ underlying securities trade in a market that is closed when the market for the Fidelity Underlying Funds’ or Other Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Fidelity Underlying Funds’ or Other Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Fidelity Underlying Funds’ or Other Underlying Funds’ shares and the Fidelity Underlying Funds’ or Other Underlying Funds’ net asset value.

●	Index Risk. The Fidelity Underlying Funds in which the Fund invests may track an underlying index. The performance of each Fidelity Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Fidelity Underlying Fund. Any variance in performance between the respective Fidelity Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in Fidelity Underlying Funds or Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, Fidelity Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fidelity Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. For the Fidelity Underlying Funds or Other Underlying Funds that are not actively managed, the investment adviser of a passive Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition. as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the by Fidelity Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2021	12.89%
Worst Quarter:	2nd Quarter 2022	(14.24)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 13.34%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception (5/1/2020)
Return before taxes	16.20%	12.45%	15.21%
Return after taxes on distributions(1)	12.17%	9.95%	12.59%
Return after taxes on distributions and sale of Fund shares(1)	12.51%	9.39%	11.65%
Morningstar Aggressive Target Risk Index (Total Return)(2)	20.43%	9.59%	14.43%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers, including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND

Investment Objective:

The Fund seeks current income.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.34%
Total Annual Fund Operating Expenses	2.29%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$232	$715	$1,225	$2,626

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies:

The Fund, under normal circumstances, will invest at least 80% of its net assets, (defined as net assets plus the amount of any borrowing for investment purposes) in Fidelity® mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutual funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Fidelity Underlying Funds and Other Underlying Funds that invest primarily in fixed-income securities, under normal circumstances. Fixed income securities shall consist of U.S. dollar denominated fixed income securities issued by domestic and foreign corporations and government entities of any investment grade, including high yield bonds (also known as “junk bonds”), asset-backed, and mortgage-backed securities. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and at times, Other Underlying Funds provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

The Fund seeks to outperform its benchmark over a full market cycle. The strategy intends to generate these returns through asset allocation and selection of Underlying Funds, both of which are updated quarterly. Allocation changes are largely driven by updates to each Underlying Fund’s relative attractiveness and risk characteristics. The Fund’s portfolio will aim to maintain duration in line with the Bloomberg U.S. Aggregate Bond Index. As of mid-2026, the effective duration of the Index was approximately 6 years. Duration measures the sensitivity of a debt security or portfolio to changes in interest rates – for example, a duration of “three” implies an expected price decrease of roughly 3% with a 1% increase in rates. The Fund may invest up to 25% of its assets in below investment grade securities (“junk bonds”). The Fund invests across fixed income sectors and spans a range of duration and credit qualities.

In determining the Fund’s asset allocation, the Adviser considers information provided by Fidelity’s Fixed Income Division, which in turn utilizes alpha forecasts to help identify active and passive Underlying Funds within the fund universe to minimize tracking error and that have higher estimated alpha. “Tracking error” is defined by the risk of an investment portfolio that is due to active management and indicates how closely a portfolio follows the index to which it is benchmarked. A tracking error of 0 means that the investment portfolio is tracking at 100% to the index which it is benchmarked. The Fund’s benchmark index is the Bloomberg U.S. Aggregate Bond Index. “Alpha” refers to a particular investment’s return relative to the overall market or benchmark index. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in the Fidelity Underlying Funds or Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve-month period, to a gain or a loss of less than 13%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 13% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in the Fidelity Underlying Funds and Other Underlying Funds and the securities held by such Underlying Funds.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Fidelity Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Fidelity Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A Fidelity Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a Fidelity Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a Fidelity Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Index Risk. The Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests may track an underlying index. The performance of each Fidelity Underlying Fund and Other Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Fidelity Underlying Fund or Other Underlying Fund. Any variance in performance between the respective Fidelity Underlying Fund or Other Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securitites in which the Fund invests, including particular stocks, Fidelity Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fidelity Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars , international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Passive Investment Risk. The Fidleity Underlying Funds and Other Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and Fidelity generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Fund in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Fidelity Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance prior to July 10, 2023 reflects the use of the Fund’s prior investment strategy. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	6.90%
Worst Quarter:	1st Quarter 2022	(5.84)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 0.22%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Since Inception (10/29/21)
Return before taxes	5.93%	(1.11)%
Return after taxes on distributions(1)	4.87%	(1.70)%
Return after taxes on distributions and sale of Fund shares(1)	3.55%	(1.09)%
Bloomberg U.S. Aggregate Bond Index(2)	7.30%	(0.05)%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers, including in some instances financial advisers affiliated with the Adviser (collectively, “Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND

Investment Objective:

The Fund seeks aggressive growth.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.28%
Total Annual Fund Operating Expenses	2.23%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$226	$697	$1,195	$2,565

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds (“ETFs”) advised by J.P. Morgan® Investment Management Inc. (“JP Morgan®”), under normal market circumstances (“JP Morgan® Underlying Funds”). The balance of the Fund’s net assets will be invested in JP Morgan® Underlying Funds or mutual funds or ETFs managed by advisers other than JP Morgan® (“Other Underlying Funds”), under normal market circumstances The Fund operates as a fund of funds.

In selecting JP Morgan® Underlying Funds or Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by JP Morgan®, including data and analysis about the JP Morgan® Underlying Funds and Other Underlying Funds.

The Fund intends to invest approximately 50-70% of the Fund’s assets in JP Morgan® Underlying Funds or Other Underlying Funds that invest primarily in U.S. equity securities of any capitalization. In addition, the Fund intends to invest approximately 30-50% of the Fund’s assets in JP Morgan® Underlying Funds or Other Underlying Funds that invest primarily in international developed and emerging markets equity securities of any capitalization. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, Pacific Financial Group, LLC (the “Adviser”) utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in JP Morgan® Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific JP Morgan Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in JP Morgan® Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

●	Emerging Markets Risk. A JP Morgan® Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a JP Morgan® Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by JP Morgan® Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a JP Morgan® Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a JP Morgan® Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A JP Morgan® Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a by JP Morgan® Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a JP Morgan® Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in JP Morgan® Underlying Funds and Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Funds invests, including particular JP Morgan® Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of JP Morgan® Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a JP Morgan® Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. For the JP Morgan® Underlying Funds or Other Underlying Funds that are not actively managed, the investment adviser of a passive Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in JP Morgan® Underlying Funds and Other Underlying Funds, higher portfolio turnover within the JP Morgan® Underlying Funds will result in higher transactional and brokerage costs for the JP Morgan® Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund Shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in JP Morgan® Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the JP Morgan® Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the by JP Morgan® Underlying Funds and Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in JP Morgan® Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. The JP Morgan® Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the JP Morgan® Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the JP Morgan® Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in JP Morgan® Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2020	19.98%
Worst Quarter:	1st Quarter 2020	(24.39)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 9.60%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception (12/11/2017)
Return before taxes	17.67%	9.45%	8.54%
Return after taxes on distributions(1)	13.60%	8.04%	7.56%
Return after taxes on distributions and sale of Fund shares(1)	13.49%	7.35%	6.76%
Morningstar Aggressive Target Risk Index (Total Return)(2)	20.43%	9.59%	9.65%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers, including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND

Investment Objective:

The Fund’s primary objective is capital appreciation

with a secondary objective of income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.28%
Total Annual Fund Operating Expenses	2.23%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$226	$697	$1,195	$2,565

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds (“ETFs) advised by J.P. Morgan® Investment Management Inc. (“JP Morgan®”), under normal market circumstances (“JP Morgan® Underlying Funds”). The balance of the Fund’s net assets will be invested in JP Morgan® Underlying Funds or mutal funds or ETFs managed by advisers other than JP Morgan® (“Other Underlying Funds”), under normal market circumstances. Each JP Morgan® Underlying Fund and Other Underlying Fund invests primarily in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets. The Fund operates as a fund of funds.

In selecting JP Morgan® Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by JP Morgan®, including data and analysis about the JP Morgan® Underlying Funds and Other Underlying Funds.

The Adviser intends to invest between 40% and 80% of the Fund’s assets in JP Morgan® Underlying Funds and Other Undrlying Funds that invest primarily in either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization. The Adviser intends to invest the balance of the Fund’s assets in JP Morgan® Underlying Funds and Other Underlying Funds that invest primarily in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in JP Morgan® Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific JP Morgan® Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to maintain the Fund’s maximum range of total returns, over a twelve-month period, as estimated by RiskPro®, to a gain or loss within a range of 20% to 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be less than 20%, or greater than 30%, from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in JP Morgan® Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Emerging Markets Risk. A JP Morgan® Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a JP Morgan® Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by JP Morgan®. Underlying Funds or Other Underlyng Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a JP Morgan® Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a JP Morgan® Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A JP Morgan® Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the JP Morgan® Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a JP Morgan® Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in JPMorgan® Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular JP Morgan® Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of JP Morgan® Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a JP Morgan® Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Passive Investment Risk. For the JP Morgan® Underlying Funds or Other Underlying Funds that are not actively managed, the investment adviser of a passive Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in JP Morgan® Underlying Funds and Other Underlying Funds, higher portfolio turnover within the JP Morgan® Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the JP Morgan® Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition. as a Fund investing in JP Morgan® Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the JP Morgan® Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the JP Morgan® Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund may focus its investments in securities of a particular sector through its investment in JP Morgan® Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

●	Underlying Funds Risk. The JP Morgan® Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the JP Morgan® Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the JP Morgan® Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in JP Morgan® Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2020	13.12%
Worst Quarter:	1st Quarter 2020	(17.08)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 6.30%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception (3/15/2018)
Return before taxes	13.15%	5.57%	5.31%
Return after taxes on distributions(1)	11.48%	4.46%	4.58%
Return after taxes on distributions and sale of Fund shares(1)	8.71%	4.18%	4.09%
Morningstar Moderate Target Risk Index (Total Return)(2)	15.95%	5.95%	7.01%
Morningstar Moderately Aggressive Target Risk Index (Total Return)(3)	18.44%	7.94%	8.44%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

(3)	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG BNY MELLON® DIVERSIFIER STRATEGY FUND

Investment Objective:

The Fund’s primary objective is income

with a secondary objective of capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.60%
Total Annual Fund Operating Expenses	2.55%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$258	$793	$1,355	$2,885

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds(“ETFs”) managed by The BNY Mellon Advisors, Inc. (“BNY Mellon”), under normal market circumstances (“BNY Mellon Underlying Funds”). The balance of the Fund’s net assets will be invested in BNY Mellon Underlying Funds or mutual funds or ETFs managed by advisers other than BNY Mellon (“Other Underlying Funds”), under normal market circumstances. Each BNY Mellon Underlying Fund and Other Underlying Fund invests primarily in equity securities of varying market capitalization regardless of country exposure and/or fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. The Fund operates as a fund of funds.

In addition to equity and fixed income securities, Pacific Financial Group, LLC (the “Adviser”) may also invest in BNY Mellon Underlying Funds and Other Underlying Funds that invest in cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, and cash equivalents will vary.

In selecting BNY Mellon Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes information provided by BNY Mellon, including data and analysis about the BNY Mellon Underlying Funds and Other Underlying Funds. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in BNY Mellon Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific BNY Mellon Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 15%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 15% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in BNY Mellon Underlying Funds, Other Underlying Funds and the securities held by BNY Mellon Underlying Funds.

●	Commodity Sector Risk. Exposure to the commodities securities may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments may be more sensitive to events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. The value of a commodity-linked derivative instrument is based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments.

●	Derivatives Risk. A small investment in derivatives could have a potentially magnified impact on the investment. The use of derivatives involves risks possibly greater than the risks associated with investing directly in the underlying assets. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value. There is risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

●	Emerging Markets. A BNY Mellon Underlying Fund or Other Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a BNY Mellon Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by BNY Mellon Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a BNY Mellon Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a BNY Mellon Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A BNY Mellon Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the BNY Mellon Underlying Fund’s or Other Underlying Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease a BNY Mellon Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Leverage Risk. The use of leverage typically used in futures contracts or forward currency contracts, may magnify the fund’s gains or losses. Derivatives have a leverage component, adverse changes in the value or level of the underlying asset or reference rate can result in a loss substantially greater than the amount invested in the derivative itself.

●	Large Capitalization Stock Risk. The Fund’s investments in BNY Mellon Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, BNY Mellon Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of BNY Mellon Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a BNY Mellon Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in BNY Mellon Underlying Funds and Other Underlying Funds, higher portfolio turnover within the BNY Mellon Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the BNY Mellon Underlying Funds and Other Underlying Funds. Simarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in BNY Mellon Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the BNY Mellon Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the BNY Mellon Underlying Funds and Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund may be focused in securities of a particular sector through its investment in BNY Mellon Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. BNY Mellon Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the BNY Mellon Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the BNY Mellon Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in BNY Mellon Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I sharesfor each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2020	7.11%
Worst Quarter:	1st Quarter 2020	(6.36)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 2.67%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception (12/11/2017)
Return before taxes	7.07%	1.28%	1.92%
Return after taxes on distributions(1)	6.09%	0.32%	1.18%
Return after taxes on distributions and sale of Fund shares(1)	4.25%	0.70%	1.25%
Bloomberg U.S. Aggregate Bond Index(2)	7.30%	(0.36)%	1.75%
Bloomberg U.S. Treasury Bills 1-3 Months(3)	4.29%	3.24%	2.58%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index.

(3)	The Bloomberg U.S. Treasury Bills 1-3 Months includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG MFS® AGGRESSIVE CAPITAL APPRECIATION STRATEGY FUND

Investment Objective:

The Fund seeks aggressive growth.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.53%
Total Annual Fund Operating Expenses	2.48%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$251	$773	$1,321	$2,816

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds managed by Massachusetts Financial Services Company (d/b/a/ MFS Investment Management) (“MFS”), under normal market circumstances (“MFS Underlying Funds”). The balance of the Fund’s net assets will be invested in MFS Underlying Funds or mutual funds or ETFs managed by advisers other than MFS (“Other Underlying Funds”), under normal market circumstances.

In selecting MFS Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by MFS, including data and analysis about the MFS Underlying Funds and Other Underlying Funds. The Fund operates as a fund of funds.

The Adviser expects that at least 80% of the Fund’s assets will be allocated to MFS Underlying Funds or Other Underlying Funds that invest primarily in either equity securities without regard to market capitalization or country exposure; fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds); or commodity and real estate-related securities that provide diversification benefits when added to a portfolio of more traditional equity and fixed income securities (“Specialty Securities”). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, Specialty Securities and cash equivalents varies. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in MFS Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific MFS Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro® to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in MFS Underlying Funds, Other Underlying Funds and the securities held by the MFS Underlying Funds and Other Underlying Funds.

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

●	Commodity Sector Risk. Exposure to the commodities securities may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments may be more sensitive to events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. The value of a commodity-linked derivative instrument is based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments.

●	Emerging Markets Risk. A MFS Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a MFS Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by MFS Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Foreign Risk. A MFS Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the MFS Underlying Fund’s or Other Underlying Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease the MFS Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in the MFS Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular MFS Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of MFS Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in MFS Underlying Funds, higher portfolio turnover within the by MFS Underlying Funds will result in higher transactional and brokerage costs for the by MFS Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through MFS Underlying Funds and Other Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in MFS Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the MFS Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the MFS Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in MFS Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. MFS Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the MFS Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the MFS Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in MFS Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2020	17.61%
Worst Quarter:	1st Quarter 2020	(21.64)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 8.02%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception (12/11/2017)
Return before taxes	12.10%	6.60%	7.51%
Return after taxes on distributions(1)	9.79%	3.85%	5.54%
Return after taxes on distributions and sale of Fund shares(1)	8.83%	4.82%	5.72%
Morningstar Aggressive Target Risk Index (Total Return)(2)	20.43%	9.59%	9.65%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND

Investment Objective:

The Fund seeks growth of capital.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.17%
Total Annual Fund Operating Expenses	2.12%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$215	$664	$1,139	$2,452

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, (defined as net assets plus the amount of any borrowing for investment purposes) in ETFs managed by BlackRock Fund Advisors, LLC (“BlackRock Underlying Funds”). In addition, at least 80% of the Fund’s net assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in BlackRock Underlying Funds that invest primarily in either or both U.S. and foreign equity securities of any capitalization. The balance of the Fund’s net assets will be invested in BlackRock Underlying Funds that may also invest primarily in either or both U.S. and foreign equity securities of any capitalization. Equity investments will include U.S. equity securities, foreign equity and emerging market equity securities The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund operates as a fund of funds.

In selecting BlackRock Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by BlackRock, including data and analysis about BlackRock Underlying Funds.

BlackRock Underlying Funds will invest primarily in equity securities of varying market capitalizations in order to obtain exposure to the broad equity market. The Fund utilizes macro-economic insight developed by the BlackRock Model Portfolio Solutions team. The Fund utilizes a dynamic approach to asset allocation driven by quantitative and qualitative assessments such as valuation, corporate earnings, factor rotation, sentiment, market outlook and economic trends and insights from policy experts. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of the BlackRock Underlying Funds.

The Fund’s target allocation will be 100% equity investment exposure, with a target of 70% in global equities (as represented by the MSCI ACWI Index) and 30% in domestic equities (as represented by the MSCI USA Index). The MSCI ACWI Index is an index that tracks broad based global equity markets comprising of 23 developed countries and 25 emerging markets. The MSCI USA Index is an index that tracks the performance of large and medium capitalization segments of the US markets.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in BlackRock Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific BlackRock Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in BlackRock Underlying Funds and the securities held by BlackRock Underlying Funds.

●	Emerging Markets Risk. A BlackRock Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a BlackRock Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by BlackRock Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests at least 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the BlackRock Underlying Funds’ shares may not be developed or maintained. If the BlackRock Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the BlackRock Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the BlackRock Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the BlackRock Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the BlackRock Underlying Funds’ shares may, in turn, lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the BlackRock Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the BlackRock Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a BlackRock Underlying Funds’ underlying securities trade in a market that is closed when the market for the BlackRock Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the BlackRock Underlying Funds’ domestic trading day, which could lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

●	Foreign Risk. A BlackRock Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Index Risk. The BlackRock Underlying Funds in which the Fund invests may track an underlying index. The performance of each BlackRock Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective BlackRock Underlying Fund. Any variance in performance between the respective BlackRock Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in the BlackRock Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular BlackRock Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of BlackRock Underlying Funds and Other Underlying Funds may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a BlackRock Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The BlackRock Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and BlackRock generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in BlackRock Underlying Funds, higher portfolio turnover within the by BlackRock Underlying Funds will result in higher transactional and brokerage costs for the by BlackRock Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in BlackRock Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the BlackRock Underlying Funds. Because the Adviser will not know the current portfolio holdings of the BlackRock Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in BlackRock Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. BlackRock Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the BlackRock Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the BlackRock Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in BlackRock Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance prior to July 10, 2023 reflects the use of the Fund’s prior investment strategy. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2025	11.25%
Worst Quarter:	2nd Quarter 2022	(16.06)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 12.25%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception (5/1/2020)
Return before taxes	18.98%	9.24%	13.18%
Return after taxes on distributions(1)	18.37%	8.33%	12.18%
Return after taxes on distributions and sale of Fund shares(1)	11.72%	7.05%	10.31%
Morningstar Aggressive Target Risk Index (Total Return)(2)	20.43%	9.59%	14.43%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG JANUS HENDERSON® BALANCED STRATEGY FUND

Investment Objective:

The Fund’s primary objective is capital appreciation

with a secondary objective of income.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses (2)	0.54%
Total Annual Fund Operating Expenses	2.49%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$252	$776	$1,326	$2,826

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) advised by Janus Capital Management LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc (“Janus Henderson”), under normal market circumstances (“Janus Henderson Underlying Funds”). The balance of the Fund’s net assets will be invested in Janus Henderson Underlying Funds or mutual funds or ETFs managed by advisers other than Janus Henderson (“Other Underlying Funds”), under normal market circumstances. Each Janus Henderson Underlying Fund and Other Underlying Fund invests in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets. The Fund operates as a fund of funds.

In selecting Janus Henderson Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Janus Henderson, including data and analysis about the Janus Henderson Underlying Funds and Other Underlying Funds.

The Adviser intends to have investment exposure that ranges from 30% to 70% of the Fund’s assets to either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization, or a combination of such equity securities. Equity securities shall consist of common stock of domestic, foreign, and emerging market issuers of any market capitalization. The Adviser intends to have the balance of the Fund’s investment exposure in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash. Fixed income securities shall consist of government and corporate bonds, asset and mortgage-backed securities, commercial loans and floating rate loans of any maturity or investment grade. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. A Janus Henderson Underlying Fund and Other Underlying Fund may invest in securities in emerging market countries. The Fund considers emerging market issuers to be those countries represented in the MSCI EAFE Emerging Markets Index. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Janus Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Janus Underlying Funds and Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to maintain the Fund’s maximum range of total returns, as estimated by RiskPro® over a twelve-month period, within a range of 20% to 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be less than 20% or greater than 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Janus Henderson Underlying Funds, Other Underlying Funds and the securities held such Underlying Funds.

●	Emerging Markets. A Janus Henderson Underlying Fund or Other Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Janus Henderson Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Janus Henderson Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Janus Henderson Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Janus Henderson Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A Janus Henderson Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a Janus Henderson Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a Janus Henderson Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in Janus Henderson Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Loan Risk. Investments in loans may subject the Fund to heightened credit risks as loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans are often rated below investment grade, but may also be unrated.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, Janus Henderson Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Janus Henderson Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Janus Henderson Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Portfolio Turnover Risk. As a Fund principally investing in Janus Henderson Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Janus Henderson Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Janus Henderson Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in Janus Henderson Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Janus Henderson Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Janus Henderson Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Janus Henderson Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Janus Henderson Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Janus Henderson Underlying Funds and Other Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Janus Henderson Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2025	9.16%
Worst Quarter:	2nd Quarter 2022	(12.54)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 4.45%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Since Inception (10/29/2021)
Return before taxes	11.74%	3.97%
Return after taxes on distributions(1)	11.63%	3.69%
Return after taxes on distributions and sale of Fund shares(1)	7.03%	3.00%
Morningstar Moderate Target Risk Index (Total Return)(2)	15.95%	4.94%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers, including in some instances financial advisers affiliated with the Adviser (collectively, “Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the timeof receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND

Investment Objective:

The Fund seeks aggressive growth.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.25%
Total Annual Fund Operating Expenses	2.20%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$223	$688	$1,180	$2,534

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) managed by Invesco Advisers, Inc. or its affiliates collectively (“Invesco”), an indirect wholly-owned subsidiary of Invesco Ltd. (“Invesco Underlying Funds”). The balance of the Fund’s net assets will be invested in Invesco Underlying Funds or mutual funds or ETFs managed by advisers other than Invesco (“Other Underlying Funds”). At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Invesco Underlying Funds and Other Underlying Funds that invest primarily in either or both U.S. and foreign equity securities. Equity securities shall consist of common stock of domestic, foreign and emerging market issuers of any market capitalization. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund operates as a fund of funds.

In selecting Invesco Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Invesco, including data and analysis about the Invesco Underlying Funds and Other Underlying Funds. The Adviser will be responsible for deciding which Invesco Underlying Funds and Other Underlying Funds to purchase and sell on behalf of the Fund.

The Fund intends to invest in Invesco Underlying Funds and Other Underlying Funds that emphasize factor investing using a macro regime-based approach in determining asset allocation and selecting securities. By emphasizing factors, the Invesco Underlying Funds and Other Underlying Funds will invest in companies driven by top-down and bottom-up methodology to build a portfolio that emphasizes or focuses on a certain factor(s) given the macro regime. Macro regime refers to a business cycle or period of time that has similar macroeconomic trends, data points, and market prices that provide signals to investing.

The Adviser intends to consider information provided by Invesco about four different models, based on four business cycles: recovery, expansion, slowdown and contraction. Each phase of the business cycle will result in asset allocation in different factors, such as value, quality, size, low volatility, and momentum. In determining factor exposure, the Adviser will consider the results of Invesco’s Leading Economic Indicator and Global Risk Appetite Cycle Indicator.

Each Invesco Underlying Fund and Other Underlying Fund is permitted to invest in both U.S. and foreign equity securities of any market capitalization. Equity securities shall consist of common stock of domestic, foreign and emerging market issuers of any market capitalization. The Fund seeks to invest 70% to 80% of its assets in US equities and 20% to 30% in international equities, under normal market conditions. Although the Fund does not intend to focus its investments in any particular sector, from time to time, the Fund’s portfolio may be focused in certain sectors driven from factor exposures as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Invesco Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Invesco Underlying Funds and Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Invesco Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Emerging Markets Risk. An Invesco Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Invesco Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Invesco Underlying Funds or Other Underlying Fund will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests at least 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Funds’ shares may not be developed or maintained. If the Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Funds’ shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Invesco Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Invesco Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of an Underlying Funds’ underlying securities trade in a market that is closed when the market for the Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

●	Foreign Risk. An Invesco Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Index Risk. The Invesco Underlying Funds and Other Underlying Funds in which the Fund invests may track an underlying index. The performance of each Invesco Underlying Fund or Other Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Invesco Underlying Fund or Other Underlying Fund. Any variance in performance between the respective Invesco Underlying Funds and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in Invesco Underlying Funds or Other Underlying Fund may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation securities in which the Fund invests, including of particular Invesco Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Invesco Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in an Invesco Underlying Fund’s or Other Underlying Fund portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The Invesco Underlying Funds and Other Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and Invesco generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Invesco Underlying Funds and Other Underlying Fund, higher portfolio turnover within the Invesco Underlying Funds will result in higher transactional and brokerage costs for the Invesco Underlying Funds and Other Underlying Fund. A higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in Invesco Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Invesco Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Invesco Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Invesco Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Invesco Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Invesco Underlying Funds and Other Underlying Fund and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Invesco Underlying Funds or Other Underlying Fund is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Invesco Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance prior to July 10, 2023 reflects the use of the Fund’s prior investment strategy. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	10.65%
Worst Quarter:	2nd Quarter 2022	(14.89)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 12.13%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Since Inception (10/29/2021)
Return before taxes	14.62%	0.98%
Return after taxes on distributions(1)	14.65%	0.97%
Return after taxes on distributions and sale of Fund shares(1)	8.71%	0.75%
Morningstar Aggressive Target Risk Index (Total Return)(2)	20.43%	7.74%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers, including in some instances financial advisers affiliated with the Adviser (collectively, “Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG MEEDER TACTICAL STRATEGY FUND

Investment Objective:

The Fund seeks capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	1.11%
Total Annual Fund Operating Expenses	3.06%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$309	$945	$1,606	$3,374

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) managed by Meeder Investment Management Company (“Meeder”), under normal circumstances (“Meeder Underlying Funds”). The balance of the Fund’s net assets will be invested in Meeder Underlying Funds or mutual funds or ETFs managed by advisers other than Meeder (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting Meeder Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes research services provided by Meeder, including data and analysis about the Meeder Underlying Funds and Other Underlying Funds.

The Adviser invests in Meeder Underlying Funds and Other Underlying Funds that have a maximum exposure of 90% in domestic and foreign equity securities of any market capitalization and a minimum exposure of 10% to domestic and foreign fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. During certain negative market periods, the Meeder Underlying Funds and Other Underlying Funds may take a defensive tactical position and invest up to 100% of their assets in fixed income securities, money market funds and other cash equivalents. During such periods, the Meeder Underlying Funds, Other Underlying Funds and, consequently the Fund, will not have any equity securities exposure. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Meeder Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Meeder Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 35%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 35% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Meeder Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Derivatives Risk. A small investment in derivatives could have a potentially magnified impact on the investment. The use of derivatives involves risks possibly greater than the risks associated with investing directly in the underlying assets. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value. There is risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

●	Emerging Markets Risk. A Meeder Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Meeder Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Meeder Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Meeder Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Meeder Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A Meeder Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Meeder Underlying Fund’s or Other Underlying Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease a Meeder Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in the Meeder Underlying Funds or Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Meeder Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Meeder Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in Meeder Underlying Funds, higher portfolio turnover within the by Meeder Underlying Funds will result in higher transactional and brokerage costs for the by Meeder Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition. as a Fund investing in Meeder Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Meeder Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Meeder Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Meeder Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. The Meeder Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Meeder Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Meeder Underlying Funds and Other Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Meeder Underlying Fund and Other Underlying Funds. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Meeder Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	1st Quarter 2024	9.07%
Worst Quarter:	1st Quarter 2020	(14.09)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 9.32%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception (12/11/2017)
Return before taxes	13.12%	6.86%	5.20%
Return after taxes on distributions(1)	10.81%	5.25%	4.16%
Return after taxes on distributions and sale of Fund shares(1)	9.44%	5.15%	3.95%
Morningstar Moderate Target Risk TR Index (Total Return)(2)	15.95%	5.95%	6.99%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG JANUS HENDERSON® TACTICAL INCOME STRATEGY FUND

Investment Objective:

The Fund seeks current income.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.50%
Total Annual Fund Operating Expenses	2.45%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$248	$764	$1,306	$2,786

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) advised by Janus Henderson Investors US LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc (“Janus Henderson”), (“Janus Henderson Underlying Funds”). Under normal market circumstances, the balance of the Fund’s net assets will be invested in Janus Henderson Underlying Funds, or mutual funds or ETFs managed by advisers other than Janus Henderson (“Other Underlying Funds”). Each Janus Henderson Underlying Fund and Other Underlying Funds invests in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets. The Fund operates as a fund of funds.

In selecting Janus Henderson Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Janus Henderson, including data and analysis about the Janus Henderson Underlying Funds and Other Underlying Funds.

The Fund seeks to achieve its investment objective by primarily investing in the shares of exchange traded funds (“ETFs”) and open-end investment companies (“Underlying Funds”) with each Underlying Fund investing primarily in, or are otherwise exposed to, domestic and foreign fixed income securities or dividend-paying equity domestic and foreign equity securities or equity securities.

The Adviser intends to take a tactical approach to managing the Fund. If the Adviser believes that the market conditions are unfavorable for having investment exposure to fixed income securities, dividend-paying equity securities and other equity securities, the Adviser may allocate the Fund’s assets into money market funds or other cash equivalents. During such unfavorable market conditions, the Fund may invest up to 100% of its net assets in money market funds or other cash equivalents. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

The Adviser intends to have investment exposure that ranges from 20% to 60% of the Fund’s assets to either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization, or a combination of such equity securities. Equity securities shall consist of common stock of domestic, foreign, and emerging market issuers of any market capitalization. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process. The Adviser intends to have the balance of the Fund’s investment exposure in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash. Fixed income securities shall consist of government and corporate bonds, asset and mortgage-backed securities, commercial loans, floating rate loans of any maturity or investment grade and international fixed income. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. A Janus Henderson Underlying Fund and Other Underlying Fund may invest in securities in emerging market countries. The Fund considers emerging market issuers to be those countries represented in either the MSCI Emerging Markets Index, JPMorgan EMBI Global Core Index, or J.P. Morgan GBI-EM Global Core Index.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 20%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 20% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Janus Underlying Funds, Other Underlying Funds, and the securities held such Underlying Funds.

●	Emerging Markets Risk. The Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risks. The Fund invests in ETFs and as a result is subject to the special risks, including:

○	Not Individually Redeemable. ETF shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. Trading in ETF shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. An active trading market for the Shares may not be developed or maintained.

○	Market Price Variance Risk. The market prices of Shares of ETFs will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of ETFs may deviate from the their NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the ETF’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by an Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in the Janus Henderson Underlying Funds or Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are heldin a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Because the Fund may have substantial investment exposure to Underlying Funds which primarily invest in high yield bonds, the Fund may experience more volatility than other funds with less such exposure. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Janus Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	7.25%
Worst Quarter:	2nd Quarter 2022	(7.72)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 5.31%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception (5/1/2020)
Return before taxes	12.30%	3.92%	5.42%
Return after taxes on distributions(1)	11.72%	2.70%	4.13%
Return after taxes on distributions and sale of Fund shares(1)	7.49%	2.68%	3.83%
Morningstar Moderately Conservative Target Risk Index (Total Return)(2)	12.87%	4.06%	6.44%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 40% global equity exposure and 60% global bond exposure. Investors cannot invest directly in an index.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG PIMCO ACTIVE CORE BOND STRATEGY FUND

Investment Objective:

The Fund seeks income.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.73%
Total Annual Fund Operating Expenses	2.68%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$271	$832	$1,420	$3,012

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds (“ETFs”) managed by Pacific Investment Management Company LLC (“PIMCO”), under normal circumstances (“PIMCO Underlying Funds”). The balance of the Fund’s net assets will be invested in PIMCO Underlying Funds or mutual funds or ETFs managed by advisers other than PIMCO (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in PIMCO Underlying Funds and Other Underlying Funds that invest primarily in bond instruments. The Fund operates as a fund of funds.

In selecting PIMCO Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by PIMCO, including data and analysis about the PIMCO Underlying Funds and Other Underlying Funds.

The Adviser invests in PIMCO Underlying Funds and Other Undelying Funds that invest primarily in fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. The percentage of the Fund’s assets allocated to fixed-income securities and cash equivalents will vary dependent on market conditions. In selecting PIMCO Underlying Funds and Other Underlying Funds, the Adviser may also utilize information regarding a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for selecting the PIMCO Funds and Other Underlying Funds in which the Fund invests. PIMCO is not the adviser or sub-adviser to the Fund. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in PIMCO Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific PIMCO Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 13%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 13% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Derivatives Risk. A small investment in derivatives could have a potentially magnified impact on the investment. The use of derivatives involves risks possibly greater than the risks associated with investing directly in the underlying assets. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value. There is risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

●	Emerging Markets. A PIMCO Underlying Fund or Other Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by a PIMCO Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a PIMCO Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a PIMCO Underlying Fund’s share price.

●	Leverage Risk. The use of leverage typically used in futures contracts or forward currency contracts, may magnify the fund’s gains or losses. Derivatives have a leverage component, adverse changes in the value or level of the underlying asset or reference rate can result in a loss substantially greater than the amount invested in the derivative itself.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular PIMCO Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of PIMCO Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, tariffs and trade wars, international conflicts, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds and Other Underlining Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in PIMCO Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the PIMCO Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the PIMCO Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Underlying Funds Risk. The PIMCO Underlying Funds or Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each PIMCO Underlying Fund or Other Underlying Funds. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	5.55%
Worst Quarter:	2nd Quarter 2022	(6.38)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 0.23%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception (12/11/2017)
Return before taxes	7.49%	(0.34)%	0.93%
Return after taxes on distributions(1)	6.30%	(1.54)%	(0.11)%
Return after taxes on distributions and sale of Fund shares(1)	4.44%	(0.74)%	0.29%
Bloomberg U.S. Aggregate Bond Index(2)	7.30%	(0.36)%	1.75%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG GLOBAL EQUITY INDEX STRATEGY FUND

Investment Objective:

The Fund seeks growth of capital.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.04%
Total Annual Fund Operating Expenses	1.99%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$202	$624	$1,073	$2,317

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies:

The Fund, under normal circumstances, will invest least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) that are passively managed and seek to track a specific index consisting of either or both U.S. and foreign equity securities of any capitalization (“Underlying Funds”), in order to obtain exposure to the broad global equity market. The Fund is an actively managed fund and does not seek to track any particular index. Equity investments will include U.S. equity securities, foreign equity securities, and emerging market equity securities. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index, an index that tracks broad based global equity markets comprising 23 developed countries and 25 emerging markets. The Fund considers foreign issuers to be those that are domiciled outside of the U.S. The Fund operates as a fund of funds. The Fund’s target allocation, under normal circumstances, will be 50% to 70% in U.S. equity indices, and 30% to 50% in international equity indices. The Fund operates as a fund of funds.

In selecting Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) will utilize informationabout equity model portfolios offered by various institutional strategists. The Adviser will be responsible for deciding which Underlying Funds to purchase and sell on behalf of the Fund.

To achieve the Fund’s objective, the Adviser intends to utilize a strategic asset allocation approach, which focuses on long-term growth based on long-term returns, risk, and correlation forecasts. The Fund’s investment approach will utilize a blend of quantitative tools with qualitative analysis to assess the investment landscape to determine asset allocation. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of Underlying Funds.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

●	Aggressive Stratregy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

●	Commodities Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	Emerging Markets Risk. An Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests at least 80% of its assets in Underlying Funds that are ETFs and, as a result, is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Funds’ shares may not be developed or maintained. If the Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Funds’ shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a Underlying Funds’ underlying securities trade in a market that is closed when the market for the Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

●	Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Index Risk. The Underlying Funds in which the Fund invests may track an underlying index. The performance of each Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Underlying Fund. Any variance in performance between the respective Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Further, if the Fund invests at least 80% of the Fund’s assets in Underlying Funds managed by a single institutional strategist, that would increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2025	10.88%
Worst Quarter:	1st Quarter 2025	(1.31)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 10.75%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Since Inception (5/1/2024)
Return before taxes	20.36%	17.13%
Return after taxes on distributions(1)	19.66%	16.55%
Return after taxes on distributions and sale of Fund shares(1)	12.62%	13.21%
Morningstar Aggressive Target Risk Index (Total Return)(2)	20.43%	18.15%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager: Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers, including in some instances financial advisers affiliated with the Adviser (collectively, “Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

FUND SUMMARY – PFG US EQUITY INDEX STRATEGY FUND

Investment Objective:

The Fund seeks growth of capital.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.05%
Total Annual Fund Operating Expenses	2.00%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$203	$627	$1,078	$2,327

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies:

The Fund, under normal circumstances, will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) that are passively managed and seek to track a specific index consisting of U.S. equity securities of any capitalization (“Underlying Funds”), in order to obtain exposure to the U.S. equity market. The Fund is an actively managed fund and does not seek to track any particular index. The Fund operates as a fund of funds.

In selecting Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) will utilize information about equity model portfolios offered by various institutional strategists. The Adviser will be responsible for deciding which Underlying Funds to purchase and sell on behalf of the Fund.

To achieve the Fund’s objective, the Adviser intends to focus on Underlying Funds that invest in U.S. equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in Underlying Funds that are passively managed and that are designed to track a specific U.S. equity index. U.S. equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of U.S. equity index that the Adviser may choose to invest in. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of Underlying Funds. The Fund utilizes a strategic asset allocation approach that focuses on long-term growth based on long-term returns, risk and correlation forecasts. The Fund’s target allocation will be 100% equity investment exposure, with a target of 100% in U.S. equities. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of Underlying Funds.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund may invest a substantial portion of of its assets in Underlying Funds that are ETFs and, as a result. is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Funds’ shares may not be developed or maintained. If the Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Funds’ shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a Underlying Funds’ underlying securities trade in a market that is closed when the market for the Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

●	Index Risk. The Underlying Funds in which the Fund invests may track an underlying index. The performance of each Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Underlying Fund. Any variance in performance between the respective Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Further, if the Fund invests at least 80% of the Fund’s assets in Underlying Funds managed by a single institutional strategist, that would increase the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2025	10.56%
Worst Quarter:	1st Quarter 2025	(5.35)%

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2026, was 9.85%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

Class I Shares	One Year	Since Inception (5/1/2024)
Return before taxes	14.36%	18.13%
Return after taxes on distributions(1)	14.54%	17.84%
Return after taxes on distributions and sale of Fund shares(1)	8.90%	13.96%
Russell 3000 Total Return Index(2)	17.15%	21.41%

(1)	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	Russell 3000 Total Return Index is a market-capitalization weighted equity index that measures the performance of the 3,000 largest publicly traded U.S. companies, assuming that all cash distributions and dividends are automatically reinvested back into the index components. It represents approximately 98% of the investable U.S. stock market.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Manager:

Greg Silberman serves as the portfolio manager for the Fund. Mr. Silberman has served as portfolio manager since March 17, 2025 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans, (ii) tax-qualified retirement plans (including KEOGH plans), and (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers including in some instances financial advisers affiliated with the Adviser (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For taxable investors, dividends and capital gain distributions may be subject to federal income and capital gains tax at the time of receipt.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective:

Pacific Financial Fund	Investment Objective
PFG American Funds® Conservative Income Strategy	The Fund seeks current income.
PFG American Funds® Capital Appreciation Strategy	The Fund seeks growth of capital.
PFG Fidelity Institutional AM® Equity Index Strategy	The Fund seeks total return.
PFG Fidelity Institutional AM® Equity Sector Strategy	The Fund seeks growth of capital.
PFG Fidelity Institutional AM® Core Plus Bond Strategy	The Fund seeks current income.
PFG JP Morgan® Tactical Aggressive Strategy	The Fund seeks aggressive growth.
PFG JP Morgan® Tactical Moderate Strategy	The Fund’s primary objective is capital appreciation with a secondary objective of income.
PFG BNY Mellon® Diversifier Strategy	The Fund’s primary objective is income with a secondary objective of capital appreciation.
PFG MFS® Aggressive Capital Appreciation Strategy	The Fund seeks aggressive growth.
PFG BR Target Allocation Equity Strategy	The Fund seeks growth of capital.
PFG Janus Henderson® Balanced Strategy	The Fund seeks capital appreciation with a secondary objective of income.
PFG Invesco® Equity Factor Rotation Strategy	The Fund seeks aggressive growth.
PFG Meeder Tactical Strategy	The Fund seeks capital appreciation.
PFG Janus Henderson® Tactical Income Strategy	The Fund seeks current income.
PFG PIMCO Active Core Bond Strategy	The Fund seeks income.
PFG Global Equity Index Strategy Fund	The Fund seeks growth of capital.
PFG US Equity Index Strategy Fund	The Fund seeks growth of capital.

Each Fund’s investment objective may be changed by the Trust’s Board of Trustees upon 60 days written notice to shareholders. The 80% investment policy or policies for each of PFG American Funds® Conservative Income Strategy, PFG American Funds® Capital Appreciation Strategy, PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG Fidelity Institutional AM® Core Plus Bond Strategy, PFG JP Morgan® Tactical Aggressive Strategy, PFG JP Morgan® Tactical Moderate Strategy, PFG BNY Mellon® Diversifier Strategy, PFG MFS® Aggressive Capital Appreciation Strategy, PFG BR Target Allocation Equity Strategy, PFG Janus Henderson® Balanced Strategy, PFG Invesco® Equity Factor Rotation Strategy, PFG Meeder Tactical Strategy, PFG Janus Henderson® Tactical Income Strategy, PFG PIMCO Active Core Bond Strategy, PFG Global Equity Index Strategy and PFG US Equity Index Strategy are each non-fundamental policies and may be changed by the Trust’s Board of Trustees upon 60 days’ written notice to shareholders.

With respect to the PFG American Funds® Conservative Income Strategy and PFG American Funds® Capital Appreciation Strategy, American Funds® is a registered service mark of American Fund Distributors, Inc. The mark is used by permission. No representation is made by American Fund Distributors, Inc., or by anyone affiliated with such entity, regarding the advisability of investing in the PFG American Funds® Conservative Income Strategy or the PFG American Funds® Capital Appreciation Strategy.

With respect to the PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, and PFG Fidelity Institutional AM® Core Plus Bond Strategy, Fidelity Institutional AM® is a registered mark of FMR LLC. The mark is used by permission. No representation is made by FMR LLC, or by anyone affiliated with such entity, regarding the advisability of investing in PFG Fidelity Institutional AM® Equity Sector Strategy, PFG Fidelity Institutional AM® Equity Index Strategy, or in PFG Fidelity Institutional AM® Core Plus Bond Strategy.

With respect to PFG JP Morgan® Tactical Aggressive Strategy and PFG JP Morgan® Tactical Moderate Strategy, JPMorgan® is a registered mark of J.P. Morgan® Chase & Co. Corporation. The mark is used by permission. No representation is made by J.P. Morgan® Chase & Co. Corporation, or by anyone affiliated with such entity, regarding the advisability of investing in PFG JP Morgan® Tactical Aggressive Strategy or in PFG JP Morgan® Tactical Moderate Strategy.

With respect to the PFG BNY Mellon® Diversifier Strategy, BNY Mellon is a registered mark of Bank of New York Mellon Corporation. The mark is used by permission. No representation is made by of Bank of New York Mellon Corporation, or by anyone affiliated with such entity, regarding the advisability of investing in PFG BNY Mellon Diversifier Strategy.

With respect to the PFG MFS® Aggressive Capital Appreciation Strategy, MFS® is a registered mark of Massachusetts Financial Services Company. The mark is used by permission. No representation is made by Massachusetts Financial Services Company, or by anyone affiliated with such entity, regarding the advisability of investing in PFG MFS® Aggressive Capital Appreciation Strategy.

With respect to the PFG Janus Henderson® Balanced Strategy and PFG Janus Henderson® Tactical Income Strategy, Janus Henderson® is a registered mark of Janus Henderson Group plc. The mark is used by permission. No representation is made by Janus Henderson Group plc, or by anyone affiliated with such entity, regarding the advisability of investing in PFG Janus Henderson® Balanced Strategy.

With respect to the PFG BR Target Allocation Equity Strategy, BlackRock® is a registered mark of BlackRock Fund Advisors, LLC or an affiliate. The mark is used by permission. No representation is made by BlackRock Fund Advisors, LLC, or by anyone affiliated with such entity, regarding the advisability of investing in PFG BR Target Allocation Equity Strategy Fund.

With respect to the PFG Invesco® Equity Factor Rotation Strategy, Invesco® is a registered mark of Invesco Ltd. The mark is used by permission. No representation is made by Invesco Ltd., or by anyone affiliated with such entity, regarding the advisability of investing in PFG Invesco® Equity Factor Rotation Strategy.

With respect to the Meeder Tactical Strategy, Meeder is a proprietary mark of Meeder Investment Management Company. The mark is used by permission. No representation is made by Meeder Investment Management Company, or by anyone affiliated with such entity, regarding the advisability of investing in Meeder Tactical Strategy.

With respect to the PFG PIMCO Active Core Bond Strategy, PIMCO® is a registered mark of Pacific Investment Management Company LLC. The mark is used by permission. No representation is made by Pacific Investment Management Company LLC, or by anyone affiliated with such entity, regarding the advisability of investing in PFG Active Core Bond Strategy.

Principal Investment Strategies:

Each Fund pursues its investment objective by implementing the strategies as described above and supplemented as described below. Each Fund is structured as a fund of funds, meaning that that each Fund invests its assets in other registered investment companies, such as mutual funds or exchange-traded funds.

PFG American Funds® Conservative Income Strategy

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds or exchange traded funds (“ETFs”) advised by Capital Research and Management Company (“Capital Research”), under normal market circumstances (“American Underlying Funds”). The balance of the Fund’s net assets will be invested in American Underlying Funds or mutual funds or ETFs managed by advisers other than Capital Research (“Other Underlying Funds”), under normal market circumstances.

The Fund seeks to provide current income, while maintaining limited price volatility. Under normal market circumstances, the Fund invests more than half of its assets in American Underlying Funds or Other Underlying Funds that invest solely in fixed income securities. The fixed income securities generally consist of investment-grade bonds or bonds of intermediate or short maturities. The Fund considers bonds to be investment-grade if they are rated Baa3 or higher by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization, at the time of investment.

The balance of Fund assets will typically be invested in American Underlying Funds or Other Underlying Funds that utilize an asset allocation approach to investing, with a focus on investing in equity securities that pay dividends and in investment grade bonds.

PFG American Funds® Capital Appreciation Strategy

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds or exchange traded funds (“ETFs”) that are managed by Capital Research and Management (“Capital Research”), under normal circumstances (“American Underlying Funds”). The balance of the Fund’s net assets will be invested in American Underlying Funds or mutual funds or ETFs managed by advisers other than Capital Research (“Other Underlying Funds”), under normal market circumstances.

The Fund pursues a strategy of long-term growth, by investing in American Underlying Funds or Other Underlying Funds that invest primarily in U.S. equity securities of any market capitalization. The Fund also invests in American Underlying Funds or

Other Underlying Funds that invest in both U.S. and foreign equity securities.

Under normal market circumstances, the Fund invests approximately 50% of its assets in American Underlying Funds or Other Underlying Funds that invest solely in U.S. equity securities, with a focus on companies with sound fundamentals, indicative of long-term growth, as well as in potential turnaround situations. The balance of Fund assets will typically be invested in American Underlying Funds or Other Underlying Funds that focus on both U.S. and foreign equities which appear to be undervalued or overlooked, with the potential for long term growth, along with a portion of investments in smaller cap stocks that are expected to grow.

PFG Fidelity Institutional AM® Equity Index Strategy

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in Fidelity® mutual funds and Fidelity exchange traded funds (“ETFs”), under normal market circumstances (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutual funds or ETFs managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Fidelity Underlying Funds and Other Underlying Funds that seek to replicate U.S. equity indices of varying market capitalizations.

To achieve the Fund’s objective, the Adviser intends to focus on Fidelity Underlying Funds and Other Underlying Funds that invest in equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in Fidelity Underlying Funds and Other Underlying Funds that are passively managed and that are designed to track a specific equity index. Equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of equity index that the Adviser may choose to invest in.

PFG Fidelity Institutional AM® Equity Sector Strategy

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in Fidelity® mutual funds and Fidelity exchange traded funds, under normal market circumstances (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutual funds or ETFs managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Fidelity Underlying Funds and Other Underlying Funds that invest primarily in U.S. equity securities of varying market capitalizations.

To achieve the Fund’s objective, the Adviser intends to focus on changes in the business cycle, or shifts in the economy, over an intermediate period of time. Based on the Adviser’s assessment of the different stages of a business cycle, the Fund intends to invest in Fidelity Underlying Funds and Other Underlying Funds that focus on business sectors that have historically performed well, during a specific stage of a business cycle. The Fund will invest in Fidelity Underlying Funds and Other Underlying Funds that include actively managed funds and passive funds (including index funds and exchange traded funds).

PFG Fidelity Institutional AM® Core Plus Bond Strategy

The Fund seeks to outperform its benchmark over a full market cycle. The strategy intends to generate these returns through asset allocation and selection of Underlying Funds, both of which are updated quarterly. Allocation changes are largely driven by updates to each Underlying Fund’s relative attractiveness and risk characteristics. The Fund’s portfolio will aim to maintain duration in line with the Bloomberg U.S. Aggregate Bond Index. As of mid-2026, the effective duration of the Index was approximately 6 years. Duration measures the sensitivity of a debt security or portfolio to changes in interest rates – for example, a duration of “three” implies an expected price decrease of roughly 3% with a 1% increase in rates. The Fund may invest up to 25% of its assets in below investment grade securities (“junk bonds”). The Fund invests across fixed income sectors and spans a rangle of duration and credit qualities.

The objective of the Fund is to outperform its benchmark over a full market cycle. The strategy seeks to generate these returns through asset allocation and selection of Underlying Funds, both of which are updated quarterly. Allocation changes are largely driven by updates to each Underlying Fund’s relative attractiveness and risk characteristics. The Fund’s portfolio will aim to maintain duration in line with the Bloomberg U.S. Aggregate Bond Index. As of mid-2026, the effective duration of the Index was approximately 6 years. Duration measures the sensitivity of a debt security or portfolio to changes in interest rates – for example, a duration of “three” implies an expected price decrease of roughly 3% for a 1% increase in interest in rates. The Fund may invest up to 25% of its assets in below investment grade securities (“junk bonds”). The Fund invests across fixed income sectors and spans a range of durations and credit qualities.

In determinig the Fund’s asset allocation, the Adviser considers information provided by Fidelity’s Fixed Income Division, which in turn utilizes alpha forecasts to help identify active and passive Underlying Funds within the fund universe to minimize tracking error and that have higher estimated alpha. “Tracking error” is defined by the risk of an investment portfolio that is due to active management and indicates how closely a portfolio follows the index to which it is benchmarked. A tracking error of 0 means that the investment portfolio is tracking at 100% to the index which it is benchmarked. The Fund’s benchmark index is the Bloomberg U.S. Aggregate Bond Index. “Alpha” refers to a particular investment’s return relative to the overall market or benchmark index. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

PFG JP Morgan® Tactical Aggressive Strategy

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) advised by J.P. Morgan® Investment Management Inc. (“JP Morgan®”), under normal market circumstances (“JP Morgan® Underlying Funds”). The balance of the Fund’s net assets will be invested in JP Morgan® Underlying Funds or mutual funds or ETFs managed by advisers other than JP Morgan (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in JP Morgan® Underlying Funds and Other Underlying Funds that invest primarily in equity securities of varying market capitalizations, in order to obtain exposure to the broad equity market.

The Fund intends to invest approximately 50-70% of the Fund’s assets in JP Morgan® Underlying Funds and Other Underlying Funds that invest primarily in U.S. equity securities of any capitalization. In addition, the Fund intends to invest approximately 30-50% of the Fund’s assets in JP Morgan® Underlying Funds and Other Underlying Funds that invest primarily in international developed and emerging markets equity securities of any capitalization. The balance of Fund assets will be invested in JP Morgan® Underlying Funds and Other Underlying Funds that invest in U.S. equity securities or in international developed and emerging markets equity securities, depending on market circumstances.

PFG JP Morgan® Tactical Moderate Strategy

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds (ETFs) advised by J.P. Morgan® Investment Management Inc. (“J.P. Morgan®”), under normal market circumstances (“JP Morgan® Underlying Funds”). The balance of the Fund’s net assets will be invested in JP Morgan® Underlying Funds or mutual funds or ETFs managed by advisers other than JP Morgan (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in JP Morgan® Underlying Funds and Other Underlying Funds that invest primarily in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets.

The Adviser intends to invest between 40% and 80% of the Fund’s assets in JP Morgan® Underlying Funds and Other Underlying Funds that invest primarily in either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization. The Adviser intends to invest the balance of the Fund’s assets in JP Morgan® Underlying Funds and Other Underlying Funds that invest primarily in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash.

PFG BNY Mellon® Diversifier Strategy

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds (ETFs”) managed by The BNY Mellon Advisors, Inc. (“BNY Mellon”), under normal circumstances (“BNY Mellon Underlying Funds”). The balance of the Fund’s net assets will be invested in BNY Mellon Underlying Funds or mutual funds or ETFs managed by advisers other than BNY Mellon (“Other Underlying Funds”), under normal market circumstances. Each BNY Mellon Underlying Fund and Other Underlying Fund invests primarily in equity of varying market capitalization regardless of country exposure and/or fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds).

In addition to equity and fixed income securities, the Adviser may also invest in BNY Mellon Underlying Funds and Other Underlying Funds that invest in cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, and cash equivalents will vary.

PFG MFS® Aggressive Capital Appreciation Strategy

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds managed by Massachusetts Financial Services Company (d/b/a/ MFS Investment Management) (“MFS”), under normal market circumstances (“MFS Underlying Funds”). The balance of the Fund’s net assets will be invested in MFS Underlying Funds or mutual funds or ETFs managed by advisers other than MFS (“Other Underlying Funds”), under normal market circumstances.

The Adviser invests in MFS Underlying Funds and Other Underlying Funds that invest in equity securities without regard to market capitalization or country exposure; fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds) and commodity and real estate-related securities that provide diversification benefits when added to a portfolio of more traditional equity and fixed income securities (“Specialty Securities”). The percentage of the Fund’s net assets allocated to equities, fixed-income securities, and cash equivalents varies. The Adviser expects that approximately 80% of the Fund’s assets will be allocated to MFS Underlying Funds and Other Underlying Funds that invest primarily in equity securities with the balance of the Fund’s assets being invested in MFS Underlying Funds and Other Underlying Funds that invest primarily in fixed-income securities, Specialty Securities or cash equivalents.

PFG BR Target Allocation Equity Strategy

The Fund seek to achieve its investment objective by investing at least at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in ETFs managed by BlackRock Fund Advisors, LLC (“BlackRock Underlying Funds”). In addition, at least 80% of the Fund’s net assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in BlackRock Underlying Funds that invest primarily in either or both U.S. and foreign equity securities of any capitalization. The balance of the Fund’s net assets will be invested in BlackRock Underlying Funds that may also invest primarily in either or both U.S. and foreign equity securities of any capitalization. Equity investments will include U.S. equity securities, foreign equity securities and emerging market equity securities. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index.

BlackRock Underlying Funds will invest primarily in equity securities of varying market capitalizations in order to obtain exposure to the broad equity market. The Fund utilizes macro-economic insight developed by the BlackRock Model Portfolio Solutions team. The Fund utilizes a dynamic approach to asset allocation driven by quantitative and qualitative assessments such as valuation, corporate earnings, factor rotation, sentiment, market outlook and economic trends and insights from policy experts. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of the Underlying Funds.

The Fund’s target allocation will be 100% equity investment exposure, with a target of 70% in global equities (as represented by the MSCI ACWI Index) and 30% in domestic equities (as represented by the MSCI USA Index). The MSCI ACWI Index is an index that tracks broad based global equity markets comprising of 23 developed countries and 25 emerging markets. The MSCI USA Index is an index that tracks the performance of large and medium capitalization segments of the US markets.

PFG Janus Henderson® Balanced Strategy

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) advised by Janus Capital Management LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc (“Janus Henderson”), under normal market circumstances (“Janus Henderson Underlying Funds”). The balance of the Fund’s net assets will be invested in Janus Henderson Underlying Funds or mutual funds or ETFs managed by advisers other than Janus Henderson (“Other Underlying Funds”), under normal market circumstances. Each Janus Henderson Underlying Fund and Other Underlying Fund invests in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets.

The Adviser intends to have investment exposure that ranges from 30% to 70% of the Fund’s assets to either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization, or a combination of such equity securities. Equity securities shall consist of domestic, foreign, and emerging market issuers of any market capitalization. Fixed income securities shall consist of government and corporate bonds, asset and mortgage-backed securities, commercial loans and floating rate loans of any maturity or investment grade. The Adviser intends to have the balance of the Fund’s investment exposure to fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash.

PFG Invesco® Equity Factor Rotation Strategy

The Fund seek to achieve its investment objective by, under normal market circumstances, investing at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds managed by Invesco Advisers, Inc. (“Invesco”), an indirect wholly-owned subsidiary of Invesco Ltd. (“Invesco Underlying Funds”). The balance of the Fund’s net assets will be invested in Invesco Underlying Funds or mutual funds or ETFs managed by advisers other than Invesco (“Other Underlying Funds”). At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Invesco Underlying Funds and Other Underlying Funds that invest primarily in either or both U.S. and foreign equity securities. Equity securities shall consist of common stock of domestic, foreign and emerging market issuers of any market capitalization. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index.

The Fund intends to invest in Invesco Underlying Funds and Other Underlying Funds that emphasize factor investing using a macro regime-based approach in determining asset allocation and selecting securities. Macro regime refers to a business cycle or period of time that has similar macroeconomic trends, data points, and market prices that provide signals to investing. The Adviser intends to consider information provided by Invesco about four different models, based on the four business cycles: recovery, expansion, slowdown and contraction. Each business cycle will result in asset allocation in different factors, such as value, quality, size, low volatility, and momentum. In determining factor exposure, the Adviser will consider the results of Invesco’s Leading Economic Indicator and Global Risk Appetite Cycle Indicator.

The Fund seeks to invest 70% to 80% of its assets in US equities and 20% to 30% in international equities, under normal market conditions. Although the Fund does not intend to focus its investments in any particular sector, from time to time, the Fund’s portfolio may be focused in certain sectors driven from factor exposures as a result of its investment process.

PFG Meeder Tactical Strategy

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) managed by Meeder Investment Management Company (“Meeder”), under normal circumstances (“Meeder Underlying Funds”). The balance of the Fund’s net assets will be invested in Meeder Underlying Funds or mutual funds or ETFs managed by advisers other than Meeder (“Other Underlying Funds”), under normal market circumstances.

The Adviser invests in Meeder Underlying Funds and Other Underlying Funds that have a maximum exposure of 90% in domestic and foreign equity securities of any market capitalization and a minimum exposure of 10% in domestic and foreign fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds). During certain negative market periods, the Meeder Underlying Funds and Other Underlying Funds may take a defensive tactical position and invest up to 100% of their assets in fixed income securities, money market funds and cash other cash equivalents. During such periods, the Meeder Underlying Funds and Other Underlying Funds and, consequently the Fund, will not have any equity securities exposure.

PFG Janus Henderson® Tactical Income Strategy

The Fund seeks to achieve its investment objective by primarily investing in the shares of exchange traded funds (“ETFs”) and open-end investment companies (“Underlying Funds”) with each Underlying Fund investing primarily in, or are otherwise exposed to, domestic and foreign fixed income securities or dividend-paying equity domestic and foreign equity securities or equity securities.

The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group.

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) advised by Janus Henderson Investors US LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc (“Janus Henderson”), under normal market circumstances (“Janus Henderson Underlying Funds”). The balance of the Fund’s net assets will be invested in Janus Henderson Underlying Funds, or mutual funds or ETFs managed by advisers other than Janus Henderson (“Other Underlying Funds”), under normal market circumstances. Each Janus Henderson Underlying Fund and Other Underlying Fund invests in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets.

PFG PIMCO Active Core Bond Strategy

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) managed by Pacific Investment Management Company LLC (“PIMCO”), under normal circumstances (“PIMCO Underlying Funds”). The balance of the Fund’s net assets will be invested in PIMCO Underlying Funds or mutual funds or ETFs managed by advisers other than PIMCO (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in PIMCO Underlying Funds and Other Underlying Funds that invest primarily in bond instruments, under normal circumstances.

The Adviser invests in PIMCO Underlying Funds and Other Underlying Funds that invest primarily in fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds). The percentage of the Fund’s assets allocated to fixed-income securities, and cash equivalents will vary dependent on market conditions. In selecting PIMCO Underlying Funds, the Adviser may also utilize information regarding a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for selecting the PIMCO Funds and other securities in which the Fund invests. PIMCO is not the adviser or sub-adviser to the Fund.

PFG Global Equity Index Strategy Fund

The Fund, under normal circumstances, will invest least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) that are passively managed and seek to track a specific index consisting either or both U.S. and foreign equity securities of any capitalization (“Underlying Funds”), in order to obtain exposure to the broad global equity market. The Fund is an actively managed fund and does not seek to track any particular index. The Fund operates as a fund of funds.

The Fund intends to invest in equity investments that will include U.S. equity securities, foreign equity securities, and emerging market equity securities. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index, an index that tracks broad based global equity markets comprising 23 developed countries and 25 emerging markets. The Fund considers foreign issuers to be those that are domiciled outside of the U.S. The Fund operates as a fund of funds. The Fund’s target allocation, under normal circumstances, will be 50% to 70% in U.S. equity indices, and 30% to 50% in international equity indices..

PFG US Equity Index Strategy Fund

The Fund, under normal circumstances, will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in exchange traded funds (“ETFs”), that are passively managed and seek to track a specific index consisting of U.S. equity securities of any capitalization (“Underlying Funds”), in order to obtain exposure to the U.S. equity market. The Fund is an actively managed fund and does not seek to track any particular index. The Fund operates as a fund of funds.

To achieve the Fund’s objective, the Adviser intends to focus on Underlying Funds that invest in U.S. equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in Underlying Funds that are passively managed and that are designed to track a specific U.S. equity index. U.S. equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of U.S. equity index that the Adviser may choose to invest in. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Risk Management Using RiskPro®

Applies to All Funds

“RiskPro®” is a software technology developed by ProTools, LLC, an affiliate of the Adviser, to estimate the forward-looking, maximum annual range of total returns of a portfolio of securities. RiskPro® considers, among other factors, the volatility of the portfolio, over the prior twelve months; a comparison of the portfolio’s volatility, over that twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index. Based on proprietary algorithms, RiskPro® provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. IMPORTANT: The projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. Further, RiskPro® does not consider the fees and expenses of the Fund, or the potential impact of extreme market conditions. There is no certainty that the estimates of annual volatility, as estimated by RiskPro, will be accurate. In addition, RiskPro’’s® proprietary algorithms may lack predictive validity.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Funds. Although the Funds will seek to meet their investment objectives, there is no assurance that they will do so.

The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risk of the Funds, as described in the Fund Summary sections of this Prospectus. The following risks apply to all Funds (except as noted) principally through their investments in Underlying Funds and the securities held by the Underlying Funds.

Aggressive Strategy Risk. (PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund, PFG Global Equity Index Strategy Fund, and PFG US Equity Index Strategy Fund Only) The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

Commodity Sector Risk. (PFG BNY Mellon® Diversifier Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund, and PFG Global Equity Index Strategy Fund Only) Exposure to the commodities securities may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments may be more sensitive to events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. The value of a commodity-linked derivative instrument is based upon the price movements of physical commodities, and the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments.

Derivatives Risk. (PFG BNY Mellon® Diversifier Strategy Fund, PFG Meeder Tactical Strategy Fund, and PFG PIMCO Active Core Bond Strategy Fund Only) A small investment in derivatives could have a potentially magnified impact on the investment. The use of derivatives involves risks possibly greater than the risks associated with investing directly in the underlying assets. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value. There is risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

Emerging Markets Risk. (PFG American Funds® Capital Appreciation Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy, PFG Meeder Tactical Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund, PFG PIMCO Active Core Bond Strategy Fund, and PFG Global Equity Index Strategy Fund Only) The Fund may invest a portion of its assets in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Equity Risk. (PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Capital Appreciation Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy, PFG Meeder Tactical Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund, PFG Global Equity Index Strategy Fund, and PFG US Equity Index Strategy Fund Only) Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying

Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

ETF Structure Risk. (PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund and PFG Janus Henderson Tactical Income, PFG Global Equity Index Strategy Fund, and PFG US Equity Index Strategy Fund Only) The Fund invests significantly in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Fund’s shares may not be developed or maintained. If the Underlying Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Fund’s shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Fund’s shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Underlying Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Fund’s shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Underlying Fund’s may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of an Underlying Fund’s underlying securities trade in a market that is closed when the market for the Underlying Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Fund’s domestic trading day, which could lead to differences between the market value of the Underlying Fund’s shares and the Underlying Fund’s net asset value.

Fixed Income Risk. (PFG American Funds® Conservative Income Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund, and PFG PIMCO Active Core Bond Strategy Fund Only) Fixed income risk factors include credit risk. A debtor’s credit quality may decline, which increases the risk of default and prepayment risk (the debtor may pay its obligation earlier or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a specific investment held by an Underlying Fund, possibly causing the share price and total return of an Underlying Fund to be reduced and fluctuate more than other types of investments, which in turn would have the same adverse impact on a Fund’s share price. When an Underlying Fund invests in fixed income securities, the value of a Fund’s investment in the Underlying Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Underlying Funds, which in turn may make portfolio management more difficult and costly to a Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Foreign markets may offer less protection to debt holders.

Foreign Risk. (PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Capital Appreciation Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy, PFG Meeder Tactical Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund, PFG PIMCO Active Core Bond Strategy Fund, and PFG Global Equity Index Strategy Fund Only) To the extent an Underlying Fund invests in foreign securities, the Underlying Fund could be subject to greater risks because the Underlying Fund’s performance may depend on issues other than the performance of a specific company or U.S. market sector. These greater risks would be borne by the Funds, in turn. For example, changes in foreign economies and political climates are more likely to affect an Underlying Fund that invests in foreign securities, as compared to a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S.-dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, an Underlying Fund that invests in foreign securities may be exposed to greater risk and will be more dependent on the ability of the adviser of the Underlying Fund to assess such risk than if the Underlying Fund invested solely in more developed countries. To the extent that the Funds invest in Underlying Funds that invest in foreign securities, then the Funds are subject to these additional risks.

High Yield Bond Risk. (PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund, and PFG PIMCO Active Core Bond Strategy Fund Only) Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and an Underlying Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.

Index Risk. (PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy, PFG Global Equity Index Strategy Fund, and PFG US Equity Index Strategy Fund Only) The respective Underlying Funds in which the Fund invests may track an underlying index. The performance of each respective Underlying Funds and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective underlying funds. Any variance in performance between the respective underlying funds and its underlying index may have adverse effect on the performance of the Fund.

Large Capitalization Stock Risk. (PFG American Funds® Capital Appreciation Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy, PFG Meeder Tactical Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund, PFG Global Equity Index Strategy Fund, and PFG US Equity Index Strategy Fund Only) Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk. (PFG BNY Mellon® Diversifier Strategy Fund and PFG PIMCO Active Core Bond Stratgy Fund Only) The use of leverage typically used in futures contracts or forward currency contracts, may magnify the fund’s gains or losses. Derivatives have a leverage component, adverse changes in the value or level of the underlying asset or reference rate can result in a loss substantially greater than the amount invested in the derivative itself.

Loan Risk. (PFG Janus Henderson® Balanced Strategy Fund Only) Investments in bank loans may subject the Fund to heightened credit risks because such loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans are often rated below investment grade, but may also be unrated. The risks associated with these loans can be similar to the risks of below investment grade fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior floating rate loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior floating rate loan may decline in value or become illiquid, which would adversely affect the loan’s value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Senior floating rate loans are subject to a number of risks, including liquidity risk and the risk of investing in below-investment grade fixed income instruments.

Management Risk. The Adviser’s reliance on its investment strategies and the Adviser’s judgments about the value and potential appreciation of Underlying Funds in which a Fund invests may prove to be incorrect. The ability of a Fund to meet its investment objective is directly related to the Adviser’s proprietary investment process and the research provided by the research providers. Research utilized by the Adviser from the research providers may not prove accurate with respect to economic and market forecasts. The Adviser’s assessment of the relative value of Underlying Funds, or the securities held by Underlying Funds, along with the Adviser’s assessment of the attractiveness and potential appreciation of Underlying Funds, or the specific securities held by Underlying Funds, may prove to be incorrect and there is no guarantee that the Adviser’s investment strategies will produce the desired results. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to consider changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses. Further, the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, and the projections or other information generated by RiskPro® regarding the likelihood of various hypothetical outcomes may not prove to be accurate.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in an Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Medium Capitalization Stock Risk. (PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Capital Appreciation Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy, PFG Meeder Tactical Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund, PFG Global Equity Index Strategy Fund, and PFG US Equity Index Strategy Fund Only) The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Mortgage and Asset-Backed Securities Risk. PFG American Funds® Conservative Income Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, and PFG PIMCO Active Core Bond Strategy Fund) Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset backed securities may be secured by pools of loans, such as student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.

Passive Investment Risk. (PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy, PFG Global Equity Index Strategy Fund, and PFG US Equity Index Strategy Fund Only) The Underlying Funds that are index funds are not actively managed, and the investment adviser of such an Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

Portfolio Turnover Risk. (PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Capital Appreciation Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderation Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund and PFG PIMCO Active Core Bond Strategy Fund Only) A higher portfolio turnover within Underlying Funds will result in higher transactional and brokerage costs, which will be borne, indirectly, by the Funds. In addition, where Funds invest in ETFs or individual securities, as opposed to mutual funds, a higher portfolio turnover will result in higher transactional and brokerage costs incurred directly by the Funds. High portfolio turnover may also result in adverse tax consequences. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

Real Estate Securities Risk. (PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund, PFG BR Target Allocation Equity Strategy Fund)The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro® may turn out to be inaccurate.

Sector Risk. Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If an Underlying Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, a Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Small Capitalization Stock Risk. (all Funds except PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund and PFG PIMCO Active Core Bond Strategy Fund) The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Underlying Funds Risk. (All Funds) Other investment companies in which a Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in a Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Because the Fund may have substantial investment exposure to Underlying Funds which primarily invest in high yield bonds, the Fund may experience more volatility than other funds with less such exposure. Each of the Underlying Funds is subject to its own specific risks. Additional risks of investing in ETFs and mutual funds are described below:

●	ETF Tracking Risk. Investment in a Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices.

●	Mutual Funds and Management Risk. When a Fund invests in Underlying Funds, there is a risk that the investment advisers of those Underlying Funds: (i) may make investment decisions that are detrimental to the performance of the Fund; (ii) may be unsuccessful in meeting the Underlying Fund’s investment objective; and (iii) may temporarily pursue strategies which are inconsistent with a Fund’s investment objective. These risks are increased for Funds that invest at least 80% of the Fund’s assets, under normal market circumstances, in Underlying Funds managed by a single investment adviser.

●	Net Asset Value and Market Price Risk. The market value of ETF shares may differ from their net asset value. This difference in price may be reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value. An ETF’s market price may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress. Investors may pay more or receive less than the underlying value of the ETF shares bought or sold.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with an ETF. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to an Underlying Fund and no other Authorized Participant is able to step forward to create or redeem creation units, there may be a significantly diminished trading market for the ETF’s shares.

●	Strategies Risk. Each Underlying Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Funds may invest 100% of their total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, its ability to achieve its investment objective will be limited. Furthermore, to the extent that the Funds invest in money market mutual funds for cash positions, there will be some duplication of expenses because the Funds pay their pro-rata portion of such money market funds’ advisory fees and operational fees. Each Fund may also invest a substantial portion of its assets in shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Cybersecurity: The computer systems, networks and devices used by the Funds, Underlying Funds and each of their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds, Underlying Funds, and each of their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ or an Underlying Fund’s business operations, potentially resulting in financial losses; interference with the Funds’ or an Underlying Fund’s ability to calculate their NAV; impediments to trading; the inability of the Funds, the Underlying Funds, their adviser, and each of their other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds or Underlying Funds invest; counterparties with which the Funds or Underlying Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ or the Underlying Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Portfolio Holdings Disclosure: A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

Investment Adviser: Pacific Financial Group, LLC (“Adviser”), 900 20th Avenue, Suite 500, Nashville, TN 37212, serves as investment adviser to the Funds. Subject to the oversight of the Board of Trustees, the Adviser is responsible for management of the Funds’ investment portfolios. The Adviser is responsible for selecting the Funds’ investments according to the Funds’ investment objectives, policies and restrictions. As of April 30, 2026, the Adviser had approximately $5.36 billion in assets under management.

Pursuant to the Advisory Agreement, each Fund pays the Adviser, on a monthly basis, an annual advisory fee equal to 1.25% of that Fund’s average daily net assets. Under the Advisory Agreement, the amount of the annual advisory fee paid by each Fund to the Adviser is reduced, based on the total assets under management (“AUM”) of all Funds managed by the Adviser. The annual advisory fee is paid monthly and is equal to 1.25% of each Fund’s average daily assets, so long as total AUM of all Funds managed by the Adviser is less than $3 billion; the annual advisory fee is equal to 1.20% on that portion of each Fund’s average daily net assets, to the extent that total AUM of all Funds managed by the Adviser is greater than $3 billion.

The following table displays the advisory fee paid for the fiscal year ended April 30, 2026, based on the average net daily assets of the Funds.

FUND	Advisory Fee
PFG American Funds ® Conservative Income Strategy	1.23%
PFG American Funds ® Capital Appreciation Strategy	1.23%
PFG Fidelity Institutional AM ® Equity Index Strategy	1.23%
PFG Fidelity Institutional AM ® Equity Sector Strategy	1.23%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	1.23%
PFG JPMorgan® Tactical Aggressive Strategy	1.23%
PFG JPMorgan® Tactical Moderate Strategy	1.23%
PFG BNY Mellon ® Diversifier Strategy	1.23%
PFG MFS ® Aggressive Capital Appreciation Strategy	1.23%
PFG BR Target Allocation Equity Strategy	1.23%
PFG Janus Henderson® Balanced Strategy	1.23%
PFG Meeder Tactical Strategy	1.23%
PFG Invesco ® Equity Factor Rotation Strategy	1.23%
PFG Janus Henderson® Tactical Income Strategy	1.23%
PFG PIMCO Active Core Bond Strategy	1.23%
PFG Global Equity Index Strategy Fund	1.23%
PFG US Equity Index Strategy Fund	1.23%

The Group of PFG Funds are primarily used by The Pacific Financial Group, Inc. (“TPFG”), an affiliate of the Adviser, to build model portfolios comprised of one or more of the Group of PFG Funds (“Model Portfolios”) for TPFG’s clients, who are typically retirement plan participants and are also investors in the Group of PFG Funds. TPFG clients may also invest in customized portfolios consisting of one or more of the Group of PFG Funds (“Unified Managed Accounts” or “UMAs”). Each mutual fund that is part of the Group of PFG Funds is made up of a number of Underlying Funds. Typically, investors in the Group of PFG Funds are introduced to TPFG through their investment adviser/Financial Intermediary, and the investment adviser/Financial Intermediary is compensated for the introduction and for other services provided to investors in the Group of PFG Funds. The sources of the compensation paid to the investor’s adviser are the resources of TPFG and the Adviser, which include profits from the investment advisory fees paid to the Adviser, and profits from the administrative services fees paid to TPFG. These investment advisory and administrative services fees, which are paid by each mutual fund that is part of the Group of PFG Funds, are indirectly paid by the investors in the Group of PFG Funds. Investors should review their TPFG client agreement, which provides details regarding the fees paid by each mutual fund that is part of the Group of PFG Funds to TPFG and the Adviser. Additional information about the advisory fees paid to the Adviser and the administrative service fees paid to TPFG may be found in the Funds’ Statement of Additional Information.

A discussion regarding the basis for the Board of Trustees’ renewal of the Advisory Agreement is available in the Funds’ Form N-CSR dated April 30, 2026 with respect to PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Capital Appreciation Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Janus Henderson®Tactical Income Strategy Fund, PFG JPMorgan® Tactical Aggressive Strategy Fund, PFG JPMorgan® Tactical Moderate Strategy Fund, PFG BNY Mellon Diversifier Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG PIMCO Active Core Bond Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG Invesco® Thematic Equity Factor Rotation Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Global Equity Index Strategy Fund and PFG US Equity Index Strategy Fund.

Portfolio Manager:

Greg Silberman

Mr. Silberman is a Portfolio Manager for the Adviser. He joined the Adviser in March 2025. Mr. Silberman is also the Founder of CJ Tag LLC, a firm that provides outsourced CIO services, M&A transaction support, and strategic investment guidance across multiple asset classes. He established CJ Tag LLC in 2016. Mr. Silberman holds a Bachelor of Accounting from the University of Witwatersrand. He is a Chartered Financial Analyst (CFA®) and a Chartered Alternative Investment Analyst (CAIA®).

HOW SHARES ARE PRICED

The net asset value (“NAV”) and offering price of each Fund’s shares is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern Time) on each day the NYSE is open for business. NAV is computed by determining the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). Each Fund is open for business on each day that the NYSE is open for regular trading. The Funds are closed on weekends and on any day the NYSE is closed for regular trading, including due to a holiday or an unscheduled market closure. The Funds may also close early on days when the NYSE closes early. Any order received when a Fund is closed will be treated as received on, and processed on, the next day the NYSE is open for regular trading. The NAV takes into account the expenses and fees of the Funds, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Funds (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Funds’ securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated the execution of these procedures to the Adviser as its fair valuation designee (the “Valuation Designee”). The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds. Because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Funds’ portfolio securities may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign securities held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Funds’ portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Funds price its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Funds calculate their NAVs, the Adviser may need to price the security using the Funds’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds’ NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Rights Reserved by the Funds: Each Fund and its agents reserve the right at any time to: (i) reject or cancel all or any part of any purchase or exchange order; (ii) modify any terms or conditions related to the purchase, redemption, or exchange of shares of any Fund; (iii) reject or cancel any request to establish an Automatic Investment Plan (“AIP”) or Systematic Withdrawal Plan (“SWP”); (iv) modify or terminate any sales charge waivers or exceptions; and (v) suspend, change, or withdraw all or any part of the offering made by this Prospectus.

Choosing a Fund

Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers (“Financial Intermediaries”).

Each Fund offers only one class of shares, Class I shares which, like most institutional shares, offer an expense ratio that may be generally lower than other classes of shares offered within the mutual fund industry. However, unlike most institutional classes of shares, there are no minimums on initial or subsequent investments in the Funds’ Class I shares, and, as noted above, the Funds’ Class I shares are available to individual investors directly.

It is anticipated that most Fund shareholders will be clients of The Pacific Financial Group, Inc. (“TPFG”), an investment adviser that is affiliated with the Adviser. TPFG provides clients with discretionary investment management services, including, for many clients, the construction and management of Model Portfolios comprised of PFG Funds. You may purchase shares of the Fund by sending a completed application form to the following address:

Regular Mail Pacific Financial Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 1-888-451-TPFG	Express/Overnight Mail Pacific Financial Funds c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 1-888-451-TPFG

Initial Purchase Methods: To open an account, you must submit a completed New Account Application in good order. Initial investments may be funded via federal funds wire transfer, Automated Clearing House (ACH), or check drawn on a U.S. financial institution. The Fund offers its shares at the NAV next determined after an order is received in good order on a Business Day. The Fund reserves the right to reject any purchase order or payment method at its sole discretion.

Customer Identification Program (“CIP”) and Anti-Money Laundering (“AML”) Disclosure

Important Information About Procedures for Opening a New Account: To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person or entity that opens an account, to the extent reasonable and practicable. This notice is provided in accordance with the USA PATRIOT Act of 2001 and the regulations issued thereunder.

What this means for you: When you open an account, the Fund and/or its agents, including the Transfer Agent, will request your full name, residential or business street address, date of birth for individuals, and an identification number, such as a Social Security Number or Taxpayer Identification Number (“TIN”), and may request other information that will allow the Fund to identify you. A P.O. Box is not sufficient and will not be accepted as a primary residential or business street address, although it may be used as a mailing address.

For legal entities, the Fund may require documentation verifying the legal existence of the entity and, as required by applicable law, identifying and verifying the identity of beneficial owners and/or control persons. The Fund may also request to see a driver’s license, passport, or other identifying documents. The Fund may also check customer information against government lists, as required or permitted by applicable law. The Fund will retain records of the information used to verify identity in accordance with applicable law.

Verification Process: The Fund and/or its agents reserve the right to:

●	Refuse to open an account or delay the processing of a purchase order if the required information is not provided;

●	Restrict transactions, close an account, or take other steps if identity cannot be verified within a reasonable timeframe; and/or

●	Take any other action required or permitted by applicable law, including freezing an account or its assets.

Account Closure/Redemption: If an account is closed because identity cannot be verified, shares will be redeemed at the next calculated NAV following the closure, or as otherwise permitted by applicable law. To the extent permitted by applicable law, the Fund, the Transfer Agent, and their respective affiliates and agents will not be liable for any loss, including market fluctuations, resulting from delays, restrictions, or account closures related to this verification process.

Automatic Investment Plan: Shareholders may purchase shares through an AIP, which provides for regular, periodic purchases in accordance with the shareholder’s instructions and the Transfer Agent’s procedures. With the shareholder’s authorization, the Transfer Agent will process AIP purchases in the amount and frequency selected by the shareholder at the Fund’s NAV next determined after receipt of the applicable purchase instructions in good order. There is no minimum investment amount required to participate in the AIP.

Shareholders may change or terminate AIP instructions at any time by contacting the Transfer Agent. Only bank accounts maintained at U.S. financial institutions that are members of the Automated Clearing House (“ACH”) network may be used. The Fund and/or the Transfer Agent may modify, suspend, or terminate the AIP at any time.

Purchase through Brokers: You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a brokers authorized designee, receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to invest in the Funds by wire, please call the Funds at 1-888-451-TPFG (1-888-451-8734) to obtain detailed wiring instructions and to notify the Funds that a wire transfer will be sent. The Funds will generally credit investments made by wire on the Business Day the funds are received by the Funds’ designated bank, provided the funds are received before the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, or such earlier time as the NYSE may close. Your bank may charge a fee for a same-day wire transfer. The Funds are not responsible for delays in the receipt of wired funds due to the actions of the transmittingor receiving bank or the Federal Reserve wire system.

Automated Clearing House Purchase

Shareholders may purchase shares of the Fund through the Automated Clearing House (“ACH”) network from a U.S. bank or other U.S. financial institution. All payments must be made in U.S. dollars.

Initial and Subsequent Purchases by ACH: ACH may be used for both initial and subsequent investments. To establish ACH instructions, shareholders must provide the required banking information on the Account Application or other documentation acceptable to the Fund or its transfer agent. A voided check or other form of bank account verification acceptable to the Fund or its transfer agent is required to verify the designated bank account and its ownership.

Bank Account Requirements: The designated bank account must be maintained at a U.S. financial institution. At least one registered owner of the Fund account must be an owner of the designated bank account, and the ownership information on the bank account must be sufficiently consistent with the registration of the Fund account. ACH transfers initiated from a bank account for which no registered owner of the Fund account is an owner will not be accepted.

Right to Reject; Good Order: The Fund and its transfer agent reserve the right to reject any ACH purchase request that is not received in “good order.” A request is in “good order” when all required information, authorizations, bank account verification, and other documentation reasonably required by the Fund or its transfer agent have been received in proper form and are acceptable to the Fund or its transfer agent. An incomplete, unclear, unauthorized, or insufficiently documented request may be delayed or rejected. Neither the Fund nor its transfer agent will be responsible for delays or losses resulting from a request that is not received in good order.

The Funds accept payment for shares by check, ACH transfer, or wire transfer. All purchase orders are subject to acceptance by the Funds and will be executed at the next NAV calculated after the order is received in good order.

Payments made by check or ACH may be subject to a collection period to ensure that the funds have cleared and have been received in “good funds.” The Funds and their Transfer Agent reserve the right to delay the disbursement of redemption or exchange proceeds from shares purchased by check or ACH for up to 10 business days, or longer if necessary, to allow the payment to clear.

During this collection period, the proceeds of newly purchased shares will not be available for redemption or exchange. This policy does not apply to purchases made by wire transfer, which are generally considered good funds upon receipt.

If a check or ACH payment does not clear, the purchase order will be cancelled, and the investor will be responsible for any resulting loss incurred by the Funds or their Transfer Agent, as well as any applicable fees.

The Funds reserve the right, in their sole discretion, to reject any application to purchase shares. Initial investments may be made by check, federal funds wire transfer, or, as described in this Prospectus. To purchase shares by check, send a check drawn on a U.S. bank, thrift institution, or credit union in U.S. dollars for the full amount of the investment. After opening an account, you may purchase additional shares by sending a check with written instructions stating the name(s) on the account and the account number to the applicable address above. Make all checks payable to “Pacific Financial Funds.”The Funds will not accept payment in cash equivalents, for example, cash and cashier’s checks. In addition, bank official checks, certified checks, bank money orders, third party checks (except for properly endorsed IRA transfer and rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will generally not be accepted. Redemptions of Shares of the Fund purchased by check may be subject to a hold period until the check has been cleared by the issuing bank. To avoid such holding periods, Shares may be purchased through a broker or by wire, as described in this section. Cashier’s checks bank official checks, and bank money orders are reviewed on a case-by-case basis and may be accepted under certain circumstances.

To purchase shares by check, send a check drawn on a U.S. bank, thrift institution, or credit union in U.S. dollars for the full amount of the investment. After opening an account, you may purchase additional shares by sending a check with written instructions stating the name(s) on the account and the account number to the applicable address above. Make all checks payable to “Pacific Financial Funds.”

Unacceptable Forms of Payment: The Funds generally do not accept cash equivalents for the purchase of shares, including, but not limited to: cash, cashier’s checks, bank official checks, certified checks, bank money orders, third-party checks (except for properly endorsed IRA transfer and rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, cryptocurrency, or payments drawn on non-U.S. financial institutions.

Returned Check/NSF Fee: If your check or electronic payment does not clear, you will be responsible for any loss or expense incurred by the Fund or its Transfer Agent, as well as any applicable fees. A $25 fee will be charged to defray bank charges and processing costs associated with the returned payment. The Fund reserves the right to redeem shares from your account to cover any unpaid amounts.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Funds receive your application or request in good order. All requests received in good order by the Funds before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: A purchase request, will be considered to be in “good order” only if it included all of the following:

●     A completed and signed account application (for new accounts).

●     The exact dollar amount of the investment.

●     For existing accounts, the account number and the name(s) exactly as registered on the account.

●     Payment in U.S. dollars, payable to the “____________”.

●     Any documentation reasonably required by the Fund or its transfer agent to verify the identity or authority of the purchaser, if applicable.

Requests that are incomplete, unclear, or submitted without the required documentation may be delayed or rejected. The Fund and its transfer agent are not responsible for delays or losses due to requests that are not received in good order.

Self-Directed Brokerage Accounts: Participants in retirement plans, such as 401(k) plans, may be provided with the option to open a self-directed brokerage account through the retirement plan’s administrator or record keeper. The Funds, including Model Portfolios constructed by the Adviser or its affiliate, TPFG, may be available for purchase through a retirement plan’s self-directed brokerage account. Retirement plan participants may contact their Financial Intermediary, or may contact the Funds at 1-888-451-TPFG, for more information about investing in the Funds, or in Model Portfolios comprised of the Funds through self-directed brokerage accounts.

HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail Pacific Financial Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 1-888-451-TPFG	Express/Overnight Mail Pacific Financial Funds c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 1-888-451-TPFG

Redemptions by Telephone: You may purchase, exchange, or redeem Fund shares by calling 1-888-451-TPFG (1-888-451-8734). Telephone transaction privileges are automatically available for new accounts unless you decline them on your account application or later revoke them by written instruction to the Fund or its Transfer Agent.

Telephone instructions, if received in good order before the applicable cut-off time, will be processed at the Fund’s next determined NAV. Redemption proceeds will be sent promptly to your address of record by check or to your bank account of record by ACH or wire transfer. Telephone redemptions are generally limited to $100,000 per account. Requests for amounts above this limit must be submitted in writing and must include a Medallion Signature Guarantee.

During periods of heavy market activity or other unusual conditions, you may experience difficulty reaching the Fund or its Transfer Agent. Please allow additional time to place your transaction. The Fund or its Transfer Agent will not be held liable for any loss if you are unable to reach them to place a telephone transaction.

The Fund and its Transfer Agent use reasonable procedures to verify the authenticity of telephone instructions. These may include requiring an account number, a personal identification number (PIN) if applicable, recording of calls, and/or written confirmations. If these procedures are followed, neither the Fund nor its Transfer Agent will be responsible for any loss, liability, cost, or expense arising from unauthorized or fraudulent telephone instructions.

If you own an IRA, you will be asked to make an election regarding federal and applicable state income tax withholding at the time of a redemption. For your protection, redemptions may be restricted for 30 days following a change of address or banking information. The Fund may also require a signature guarantee or other documentation for certain transactions. The Fund reserves the right to modify, suspend, or terminate the telephone transaction privilege at any time, with or without notice.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, UFS, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or UFS, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds or UFS, or both, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions recording telephone instructions.

Redemptions through Broker: If shares of the Funds are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Redemptions by Wire: A fee of $15 will be charged for each wire transfer of redemption proceeds. This fee will be deducted directly from your account and is subject to change without notice. Your bank or any intermediary institution may also charge a separate fee for receiving the wire. The Funds and their Transfer Agent are not responsible for any delays or additional fees imposed by the receiving bank or any intermediary institution.

Systematic Withdrawal Plan: Shareholders may redeem shares through a SWP, which provides for regular, periodic redemptions in accordance with the shareholder’s instructions and the Transfer Agent’s procedures. With the shareholder’s authorization, the Transfer Agent will process SWP redemptions in the amount and frequency selected by the shareholder at the Fund’s NAV next determined after receipt of the applicable redemption instructions in good order. Shareholders may change or terminate SWP instructions at any time by contacting the Transfer Agent. The Fund and/or the Transfer Agent may modify, suspend, or terminate the SWP at any time.

The Funds typically expect that it will take up to seven days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer, except as noted above. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

Self-Directed Brokerage Accounts: If you invested in the Funds through a self-directed brokerage account available through your retirement plan, you should contact your Financial Intermediary, your plan administrator or record keeper, or the Funds at 1-888-451-TPFG, for information about redeeming your shares.

Redemptions in Kind: The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than the lesser of $250,000 or 1% of the Funds’ assets. The securities will be chosen by the Funds and valued under the Funds’ net asset value procedures. To the extent feasible, redemptions in kind will be paid with a pro rata allocation of the Fund’s portfolio. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Redemption proceeds are typically sent on the next Business Day after a request is received in good order. As permitted by federal law, the Funds may delay payment for up to seven calendar days. The Funds also reserve the right to delay the disbursement of redemption proceeds from shares recently purchased by check or ACH transfer until the payment has cleared, which may take up to 10 business days, or longer if necessary. Proceeds are generally paid by check, wire transfer, or ACH, as elected by the shareholder.

Good Order: A redemption request will be considered to be in “good order” only if it includes all of the following:

●     The name of the Fund and the account number

●     The exact dollar amount or number of shares to be redeemed

●     The name(s) of the registered account owner(s), exactly as they appear on the account

●     Signature(s) of all registered owner(s)

●     Any required signature guarantee or medallion signature guarantee, if applicable

●     Any documentation reasonably required by the Fund or its transfer agent to verify the identity or authority of the person(s) requesting the redemption

Redemption requests that are incomplete, unclear, unsigned, or submitted without the required documentation or signature guarantees may be delayed or rejected. The Fund and its transfer agent are not responsible for processing delays or losses resulting from requests not received in good order.

Suspension of Redemptions: Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times: (a) when the NYSE is closed, other than customary weekend and holiday closings; (b) when trading on that exchange is restricted for any reason; (c) when an emergency exists as a result of which disposal by the Funds of securities owned is not reasonably practicable or it is not reasonably practicable for the Funds to fairly determine the value of net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or (d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption. In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

When You Need Medallion Signature Guarantees: To protect shareholders and the Fund from potential fraud, the Fund and/or its transfer agent (the “Transfer Agent”) may require a signature guarantee, including a Medallion Signature Guarantee (“MSG”), in certain circumstances. An MSG is a stamped certification from an eligible guarantor institution that verifies the authenticity of a signature and the authority and capacity of the person signing.

The Fund and/or the Transfer Agent require an MSG in situations including, but not limited to, the following:

●	The redemption amount exceeds $100,000 (or such other threshold as may be established by the Fund and/or the Transfer Agent);

●	Proceeds are requested to be mailed to an address or sent to a bank account that was changed or added within the past 30 calendar days.

●	Proceeds are requested to be made payable to a person or entity other than the registered account owner;

●	Proceeds are requested to be sent to a financial institution account that is not in the shareholder’s name;

●	The account registration or ownership is being changed;

●	Instructions are submitted by mail with alternate delivery instructions, special handling, or other non-standard processing; or

●	Any other circumstance in which the Fund or the Transfer Agent reasonably determines that additional documentation or verification is appropriate.

An MSG must be obtained from an eligible guarantor institution that participates in a recognized Medallion Signature Guarantee program (STAMP, SEMP, or MSP). These institutions typically include banks, savings associations, credit unions, and broker-dealers. A notary seal is not an acceptable substitute for an MSG.

Shareholders should contact the Transfer Agent in advance if they are unsure whether an MSG will be required. The Fund and/or the Transfer Agent reserves the right, in its discretion, to waive or require an MSG and to reject any signature guarantee that it deems unacceptable.

Federal and State Income Tax Withholding (IRAs and Other Retirement Accounts): Distributions from IRAs and other retirement accounts may be subject to federal income tax withholding and, where applicable, state income tax withholding. Federal income tax generally will be withheld from IRA distributions unless you elect otherwise on the applicable request form. If you do not make a withholding election, withholding will be applied in accordance with applicable law and IRS rules. State income tax withholding may also apply depending on your state of residence and applicable state law. Withholding is not a determination of your actual tax liability.

Lost Shareholders, Inactive Accounts and Unclaimed Property: Unclaimed property laws may require the Funds or their transfer agent to transfer the assets of accounts that are considered abandoned, inactive, or lost (due to returned mail) to the appropriate state authority. An account may be deemed unclaimed if the shareholder has not initiated any contact or transaction within a time period specified by applicable state law.

Before any transfer to the state is made, the Funds or their transfer agent will send a due diligence notice to the shareholder, if legislatively required.

In some cases, this process is referred to as escheatment, and shareholders may be required to reclaim the assets from the applicable state’s unclaimed property office. Some states may also require the liquidation of shares prior to escheatment, and shareholders may only be entitled to receive the cash value at the time of sale.

For retirement accounts, such escheatment may be treated as a taxable distribution, and federal and/or state income tax withholding may apply.

To help avoid escheatment, shareholders should maintain current contact information and periodically initiate contact with the Fund or its transfer agent. Examples of shareholder-initiated contact include written correspondence, telephone inquiries, or initiating a transaction in the account.

In accordance with Texas law, residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

Account Statements and Transaction Confirmations: You will receive periodic account statements summarizing all account activity, including purchases, redemptions, exchanges, and any reinvested dividends or capital gains. Additionally, a transaction confirmation will be sent for each financial transaction that occurs in your account, except for those taking place on a recurring basis, such as through an automatic investment plan or for dividend and capital gain distributions. For recurring transactions, the details will appear on your periodic account statement, serving as confirmation for such activity.

It is your responsibility to carefully review all transaction confirmations and account statements for accuracy immediately upon receipt. You must contact the Funds or their Transfer Agent in writing or by telephone promptly within 60 days of the date of the statement or confirmation that first reflects the disputed item. If you fail to provide timely notification within this 60-day period, you will be deemed to have ratified all account activity set forth therein, and the Fund and its agents will not be liable for any losses that may result from your failure to report the issue.

Uncashed Checks and Automatic Dividend and Capital Gain Reinvestment: If you elect to receive your dividend and capital gain distributions via check, ACH, or wire, and the distribution amount is $50 or less, then the amount will be automatically reinvested as additional shares into your account.

For non-retirement and non-educational accounts, any dividend and capital gain distributions sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment.

Your distribution option will automatically be converted to having all dividends and capital gain distributions reinvested into your account as additional shares if any of the following occur:

1. Postal or other delivery service is unable to deliver mail or checks to the address of record thereby designating your account as “lost”;

2. Dividends and capital gain distributions checks are not cashed within 180 days; or

3. Bank account of record is no longer valid.

For non-retirement and non-educational accounts, redemption proceeds sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested, redemption proceeds are subject to market risk like any other investment.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Trade Activity Monitoring The Fund or its affiliates may monitor trades to detect and discourage short-term or excessive trading activity, which may be detrimental to long-term shareholders. The Fund reserves the right to take action, including refusing trades or exchanges, if such activity is identified.

The Funds discourage and do not accommodate market timing. Frequent trading into and out of the Funds can harm all Fund shareholders by disrupting the Funds’ investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Trust’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include, but are not limited to, committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ Market Timing Trading Policy. Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in its ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

Transactions in Fund shares that result from the trading of Model Portfolios or UMAs are not subject to the Funds’ Market Timing Trading Policy. The Model Portfolios are managed by an affiliate of the Adviser, while the UMAs are managed by the client’s Finacial Intermediary. The Model Portfolios and the UMAs may be purchased and sold (typically, by an investment adviser or a broker-dealer) for their investment advisory clients on a more frequent basis. Typically, each Model Portfolio and UMA consists of several Funds, and each Fund consists of several Underlying Funds. The Underlying Funds employ a process of fair pricing, and the Model Portfolios and UMAs are typically held in qualified accounts. As a result, the Funds and the Adviser believe that there is limited risk of such Model Portfolio or UMA transactions causing (i) dilution to the Funds resulting from short-term pricing fluctuations, (ii) disruption of portfolio management of the Funds, (iii) material costs resulting from buying or selling Model Portfolios or UMAs, or (iv) increased tax costs to Fund shareholders. For shareholders that invest in Model Portfolios or UMAs through non-qualified accounts, purchases and sales of Model Portfolios or UMAs may result in a capital gain or loss for federal tax purposes. This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning the Funds’ shares through Model Portfolio accounts.

Based on the frequency of redemptions in a shareholder’s account, the Adviser or transfer agent may in its sole discretion determine that a shareholder’s trading activity is detrimental to the Funds as described in the Funds’ Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Funds.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Funds.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Funds’ shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Funds.)

The Funds intend to distribute substantially all of their net investment income and net capital gains annually. Both distributions will be reinvested in shares of the Funds unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them. The Fund is required to report cost basis information to the IRS and to shareholders on Form 1099-B for redemptions of “covered shares,” which are generally shares acquired on or after January 1, 2012.

The Fund’s default cost basis calculation method is Average Cost. This method will be applied to your account unless you affirmatively elect a different IRS-accepted method, such as First-In, First-Out (“FIFO”) or Specific Share Identification. You may make this election for future transactions by providing written instructions or contacting Shareholder Services at 1-888-451-TPFG (1-888-451-8734).

Please note that, in accordance with IRS regulations, the cost basis method elected for the first redemption of covered shares cannot be changed after settlement of the redemption. The cost basis method you select may have significant tax implications. The Fund is not authorized to provide tax advice. We strongly recommend that you consult your tax adviser to determine which method is most suitable for your individual circumstances

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Funds are required to withhold taxes if a number is not delivered to the Funds within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning the Funds’ shares.

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474, is the distributor for the shares of the Funds. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution Fees: The Trust, on behalf of the Funds, has adopted a Master Distribution and Shareholder Servicing Plan for Class I shares pursuant to Rule 12b-1 (the “Plan”), pursuant to which a Fund pays the Funds’ distributor an annual fee for distribution and shareholder servicing expenses. Pursuant to the Plan, each Fund may pay the Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets attributable to Class I shares. As of the date of this Prospectus and until further notice, each Fund does not pay any fees pursuant to the Plan.

If the Funds paid any fees pursuant to a Plan, the Funds’ distributor and other entities would be paid under the Plan for services provided and the expenses borne by the distributor and others, such as custodial platform providers and retirement plan administrators (“Platforms”), in the distribution of Fund shares and in the servicing of Fund shareholders. For the distributor, such services and expenses would include overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. For Platforms, the Plan permits the payment of fees charged by Platforms for distribution services provided in connection with Fund shares and custodial, recordkeeping and other services provided to Fund shareholders.

For financial intermediaries, such as brokers, investment advisers, financial planners, banks, insurance companies and others, including their respective representatives (collectively, “Financial Intermediaries”), Plan fees may be used for payment of shareholder services, such as shareholder account administrative services, and marketing support, which may include access to, or financial support for, sales meetings; access to sales representatives and Financial Intermediary management representatives; inclusion of the Funds on a sales list, including a preferred or select sales list; printing and distribution of sales literature and advertising materials; or participation in other sales programs. If the Funds paid any fees pursuant to a plan and you work with a Financial Intermediary in investing in the Funds, the Financial Intermediary may receive 12b-1 fees from the Funds’ distributor, for the marketing support and shareholder services provided by the Financial Intermediary.

Additional Compensation to Financial Intermediaries: The Funds’ Adviser and its affiliates will, at their own expense and out of their own assets, including their legitimate profits from Fund-related activities such as providing investment advisory or administrative services to the Funds, provide additional cash payments to Financial Intermediaries and to Platforms that sell shares of the Funds, assist in the marketing of the Funds, or provide services to the Funds’ shareholders. These payments are in addition to the Rule 12b-1 Plan fees that are disclosed elsewhere in this Prospectus.

Householding: To reduce expenses, the Funds mail only one copy of a Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-888-451-TPFG on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

Benchmark Information: The Funds are not sponsored, endorsed, sold or promoted by Morningstar, Inc., or any of its affiliated companies (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in mutual funds generally or in the Funds in particular or the ability of the Morningstar index(es) to track general equity market performance. The Morningstar Entities’ only relationship to the Adviser is the licensing of certain service marks and service names of Morningstar and of the index(es) which is determined, composed and calculated by the Morningstar Entities without regard to the Adviser or the Funds. The Morningstar Entities have no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating the Morningstar index(es). The Morningstar Entities are not responsible for and has not participated in the determination of the prices and amount of the Funds’ shares or the timing of the issuance or sale of the Funds’ shares or in the determination or calculation of the equation by which the Funds’ shares are converted into cash. The Morningstar Entities have no obligation or liability in connection with the administration, marketing or trading of the Funds.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX(ES) OR ANY DATA INCLUDED THEREIN AND THE MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OR USERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDEX(ES) OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDEX(ES) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand each Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Funds has been derived from the financial statements audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ April 30, 2026 annual report, which is available upon request

PFG American Funds® Conservative Income Strategy Fund
(Selected data based on a share outstanding throughout the year indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$9.69	$9.21		$9.39		$9.81		$10.42
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.21	0.19		0.17		0.11		(0.03)
Net realized and unrealized gain/(loss) on investments	0.37	0.50		(0.14)		(0.25)		(0.43)
Total income/(loss) from investment operations	0.58	0.69		0.03		(0.14)		(0.46)
Less distributions from:
Net investment income	(0.18)	(0.19)		(0.17)		(0.06)		—
Net realized gain	(0.15)	(0.02)		(0.04)		(0.22)		(0.15)
Total distributions from net investment income and net realized gains	(0.33)	(0.21)		(0.21)		(0.28)		(0.15)
Net asset value, end of year	$9.94	$9.69		$9.21		$9.39		$9.81
Total return (3)	5.97%	7.55%		0.23%		(1.42)%		(4.55)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$276,744	$221,373		$198,482		$194,756		$204,525
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	2.08%	1.92%		1.84%		1.18%		(0.28)%
Portfolio turnover rate	14%	14%		13%		33%		34%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

PFG American Funds® Capital Appreciation Strategy Fund
(Selected data based on a share outstanding throughout the year indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$11.82	$11.42		$9.49		$11.53		$14.25
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.16)	(0.14)		(0.09)		(0.13)		(0.23)
Net realized and unrealized gain/(loss) on investments	3.57	1.12		2.06		(0.09)		(1.76)
Total income/(loss) from investment operations	3.41	0.98		1.97		(0.22)		(1.99)
Less distributions from:
Net realized gain	(1.05)	(0.58)		(0.04)		(1.82)		(0.73)
Net asset value, end of year	$14.18	$11.82		$11.42		$9.49		$11.53
Total return (3)	29.18%	8.38%		20.79%		(0.50)%		(15.06)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$1,241,320	$922,594		$784,667		$572,669		$562,425
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment loss to average net assets (2,4)	(1.17)%	(1.12)%		(0.90)%		(1.29)%		(1.61)%
Portfolio turnover rate	16%	27%		6%		12%		25%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

PFG BNY Mellon Diversifier Strategy Fund
(Selected data based on a share outstanding throughout the year indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$9.41	$9.25		$9.34		$10.05		$10.79
Income/(loss) from investment operations:
Net investment income (1,2)	0.22	0.25		0.09		0.27		0.07
Net realized and unrealized gain/(loss) on investments	0.66	0.18		(0.08)		(0.49)		(0.44)
Total income/(loss) from investment operations	0.88	0.43		0.01		(0.22)		(0.37)
Less distributions from:
Net investment income	(0.24)	(0.27)		(0.10)		(0.34)		—
Net realized gain	—	—		—		(0.15)		(0.37)
Total distributions from net investment income and net realized gains	(0.24)	(0.27)		(0.10)		(0.49)		(0.37)
Net asset value, end of year	$10.05	$9.41		$9.25		$9.34		$10.05
Total return (3)	9.42%	4.67%		0.06%		(2.13)%		(3.64)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$115,490	$108,880		$114,296		$153,043		$161,793
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income to average net assets (2,4)	2.29%	2.63%		0.94%		2.83%		0.65%
Portfolio turnover rate	32%	38%		26%		54%		19%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

PFG BR Target Allocation Equity Strategy Fund
(Selected data based on a share outstanding throughout the year indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$14.07	$12.91		$11.07		$11.38		$13.86
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.07)	(0.07)		(0.03)		(0.03)		(0.07)
Net realized and unrealized gain/(loss) on investments	4.28	1.23		1.87		0.08		(0.99)
Total income/(loss) from investment operations	4.21	1.16		1.84		0.05		(1.06)
Less distributions from:
Net realized gain	(0.39)	—		—		(0.36)		(1.42)
Net asset value, end of year	$17.89	$14.07		$12.91		$11.07		$11.38
Total return (3)	30.05%	8.99%		16.62%		0.70%		(9.29)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$475,991	$311,183		$226,123		$121,803		$217,232
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.04%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment loss to average net assets (2,4)	(0.45)%	(0.50)%		(0.22)%		(0.29)%		(0.53)%
Portfolio turnover rate	8%	42%		161%		43%		48%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
(Selected data based on a share outstanding throughout the year/period indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Period* Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year/period	$8.85	$8.53		$8.78		$9.00		$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	0.22	0.21		0.19		0.06		(0.01)
Net realized and unrealized gain/(loss) on investments	0.12	0.29		(0.32)		(0.26)		(0.99)
Total income/(loss) from investment operations	0.34	0.50		(0.13)		(0.20)		(1.00)
Less distributions from:
Net investment income	(0.22)	(0.18)		(0.12)		(0.02)		—
Net realized gain	(0.02)	—		—		—	(6)	—
Total distributions from net investment income and net realized gains	(0.24)	(0.18)		(0.12)		(0.02)		—
Net asset value, end of year/period	$8.95	$8.85		$8.53		$8.78		$9.00
Total return (3)	3.78%	5.94%		(1.57)%		(2.24)%		(10.00)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$68,680	$66,073		$52,692		$20,761		$6,877
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.06	% (8)
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.06	% (8)
Ratio of net investment income/(loss) to average net assets (2,4)	2.41%	2.36%		2.24%		0.75%		(0.25	)% (8)
Portfolio turnover rate	42%	26%		94%		70%		6	% (7)

*	The Fund commenced operations and trading on October 29, 2021.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Amount represents less than $0.005.

(7)	Not annualized.

(8)	Annualized.

PFG Fidelity Institutional AM® Equity Index Strategy Fund
(Selected data based on a share outstanding throughout the year indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$13.62	$13.48		$12.16		$12.59		$14.12
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	(0.04)	(0.02)		0.01		0.02		(0.05)
Net realized and unrealized gain/(loss) on investments	4.07	1.30		1.79		0.04		(0.75)
Total income/(loss) from investment operations	4.03	1.28		1.80		0.06		(0.80)
Less distributions from:
Net investment income	—	—		(0.04)		(0.04)		(0.02)
Net realized gain	(0.56)	(1.14)		(0.44)		(0.45)		(0.71)
Total distributions from net investment income and net realized gains	(0.56)	(1.14)		(0.48)		(0.49)		(0.73)
Net asset value, end of year	$17.09	$13.62		$13.48		$12.16		$12.59
Total return (3)	29.86%	9.32%		14.93%		0.74%		(6.37)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$652,253	$397,781		$379,182		$246,340		$132,819
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.02%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	(0.25)%	(0.16)%		0.04%		0.15%		(0.36)%
Portfolio turnover rate	14%	21%		40%		16%		16%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
(Selected data based on a share outstanding throughout the year indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$12.82	$13.33		$11.83		$12.38		$12.88
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.03)	(0.13)		(0.10)		(0.08)		(0.03)
Net realized and unrealized gain on investments	4.29	0.97		1.91		0.74		0.47
Total income from investment operations	4.26	0.84		1.81		0.66		0.44
Less distributions from:
Net investment income	—	—		—		—		(0.02)
Net realized gain	(2.33)	(1.35)		(0.31)		(1.21)		(0.92)
Total distributions from net investment income and net realized gains	(2.33)	(1.35)		(0.31)		(1.21)		(0.94)
Net asset value, end of year	$14.75	$12.82		$13.33		$11.83		$12.38
Total return (3)	34.68%	5.66%		15.38%		5.95%		2.58%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$598,328	$415,673		$390,684		$297,203		$224,395
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment loss to average net assets (2,4)	(0.20)%	(0.91)%		(0.77)%		(0.65)%		(0.25)%
Portfolio turnover rate	120%	114%		57%		106%		70%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

PFG Global Equity Index Strategy Fund
(Selected data based on a share outstanding throughout each year/period indicated.)

	Class I Shares^
	Year Ended	Period* Ended
	April 30,	April 30,
	2026	2025
Net asset value, beginning of year/period	$10.63	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.01)	0.02
Net realized and unrealized gain on investments	3.11	0.72
Total income from investment operations	3.10	0.74
Less distributions from:
Net investment income	(0.03)	(0.05)
Net realized gain	(0.31)	(0.06)
Total distributions from net investment income and net realized gains	(0.34)	(0.11)
Net asset value, end of year/period	$13.39	$10.63
Total return (3)	29.28%	7.36%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$109,438	$55,809
Ratio of net expenses to average net assets (4)	1.93%	1.99	% (7)
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5,7)
Ratio of net investment income/(loss) to average net assets (2,4)	(0.06)%	0.14	% (7)
Portfolio turnover rate	15%	29	% (6)

*	The Fund commenced operations and trading on May 1, 2024.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

PFG Invesco® Equity Factor Rotation Strategy Fund
(Selected data based on a share outstanding throughout the year/period indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Period* Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year/period	$9.24	$8.62		$7.36		$7.61		$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	0.01	—	(8)	0.01		(0.07)		(0.04)
Net realized and unrealized gain/(loss) on investments	1.92	0.62		1.25		(0.18)		(2.33)
Total income/(loss) from investment operations	1.93	0.62		1.26		(0.25)		(2.37)
Less distributions from:
Net investment income	(0.01)	—	(8)	—		—		(0.02)
Net asset value, end of year/period	$11.16	$9.24		$8.62		$7.36		$7.61
Total return (3)	20.85%	7.22%		17.12%		(3.29)%		(23.77)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$76,034	$56,101		$59,192		$31,557		$59,251
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.04%		2.05	% (7)
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05	% (7)
Ratio of net investment income/(loss) to average net assets (2,4)	0.08%	0.03%		0.12%		(0.90)%		(0.82	)% (7)
Portfolio turnover rate	76%	57%		121%		22%		7	% (6)

*	The Fund commenced operations and trading on October 29, 2021.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

(8)	Amount represents less than $0.005.

PFG Janus Henderson® Balanced Strategy Fund
(Selected data based on a share outstanding throughout the year/period indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Period* Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year/period	$9.83	$9.18		$8.42		$8.73		$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	0.01	0.02		0.03		0.01		—	(6)
Net realized and unrealized gain/(loss) on investments	1.59	0.67		0.73		(0.04)		(1.23)
Total income/(loss) from investment operations	1.60	0.69		0.76		(0.03)		(1.23)
Less distributions from:
Net investment income	(0.03)	(0.04)		—		—		(0.04)
Net realized gain	(0.02)	—		—		(0.28)		—
Total distributions from net investment income and net realized gains	(0.05)	(0.04)		—		(0.28)		(0.04)
Net asset value, end of year/period	$11.38	$9.83		$9.18		$8.42		$8.73
Total return (3)	16.24%	7.47%		9.03%		(0.20)%		(12.37)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$293,218	$268,101		$271,520		$268,073		$274,897
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05	% (8)
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05	% (8)
Ratio of net investment income/(loss) to average net assets (2,4)	0.09%	0.25%		0.40%		0.07%		(0.01	)% (8)
Portfolio turnover rate	23%	29%		21%		37%		4	% (7)

*	The Fund commenced operations and trading on October 29, 2021.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Amount represents less than $0.005.

(7)	Not annualized.

(8)	Annualized.

PFG Janus Henderson® Tactical Income Strategy Fund
(Selected data based on a share outstanding throughout the year indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$9.85	$9.43		$9.14		$9.19		$11.24
Income/(loss) from investment operations:
Net investment income (1,2)	0.21	0.22		0.18		0.15		0.07
Net realized and unrealized gain/(loss) on investments	1.12	0.44		0.32		(0.13)		(0.75)
Total income/(loss) from investment operations	1.33	0.66		0.50		0.02		(0.68)
Less distributions from:
Net investment income	(0.19)	(0.24)		(0.21)		—		(0.13)
Net realized gain	—	—		—		(0.07)		(1.24)
Total distributions from net investment income and net realized gains	(0.19)	(0.24)		(0.21)		(0.07)		(1.37)
Net asset value, end of year	$10.99	$9.85		$9.43		$9.14		$9.19
Total return (3)	13.52%	6.99%		5.47	% (6)	0.34%		(7.18)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$100,807	$101,231		$99,848		$116,490		$117,928
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income to average net assets (2,4)	1.98%	2.22%		1.93%		1.72%		0.66%
Portfolio turnover rate	27%	101%		41%		73%		104%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

PFG JP Morgan® Tactical Aggressive Strategy Fund
(Selected data based on a share outstanding throughout the year indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$13.65	$12.87		$11.13		$11.80		$13.22
Income/(loss) from investment operations:
Net investment income (1,2)	0.01	0.10		0.01		0.01		0.14
Net realized and unrealized gain/(loss) on investments	3.59	0.92		1.73		(0.02)		(0.87)
Total income/(loss) from investment operations	3.60	1.02		1.74		(0.01)		(0.73)
Less distributions from:
Net investment income	(0.04)	(0.12)		—		—		(0.16)
Net realized gain	(2.40)	(0.12)		—		(0.66)		(0.53)
Total distributions from net investment income and net realized gains	(2.44)	(0.24)		—		(0.66)		(0.69)
Net asset value, end of year	$14.81	$13.65		$12.87		$11.13		$11.80
Total return (3)	27.21%	7.87%		15.63%		0.28%		(6.17)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$362,075	$273,483		$265,047		$250,705		$249,759
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	0.05%	0.74%		0.12%		0.07%		1.03%
Portfolio turnover rate	58%	51%		48%		99%		57%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

PFG JP Morgan® Tactical Moderate Strategy Fund
(Selected data based on a share outstanding throughout the year indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$11.08	$10.40		$9.65		$10.52		$12.10
Income/(loss) from investment operations:
Net investment income (1,2)	0.13	0.20		0.11		0.07		0.09
Net realized and unrealized gain/(loss) on investments	1.82	0.61		0.69		(0.14)		(0.91)
Total income/(loss) from investment operations	1.95	0.81		0.80		(0.07)		(0.82)
Less distributions from:
Net investment income	(0.35)	(0.13)		(0.05)		—		(0.10)
Net realized gain	(0.36)	—		—		(0.80)		(0.66)
Total distributions from net investment income and net realized gains	(0.71)	(0.13)		(0.05)		(0.80)		(0.76)
Net asset value, end of year	$12.32	$11.08		$10.40		$9.65		$10.52
Total return (3)	17.78%	7.81%		8.33%		(0.27)%		(7.49)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$143,734	$130,227		$141,494		$163,916		$190,631
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income to average net assets (2,4)	1.09%	1.74%		1.09%		0.72%		0.74%
Portfolio turnover rate	47%	50%		62%		119%		76%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

PFG Meeder Tactical Strategy Fund
(Selected data based on a share outstanding throughout the year indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$9.83	$9.76		$8.85		$10.44		$11.34
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.04	0.31		—	(6)	(0.09)		0.06
Net realized and unrealized gain/(loss) on investments	2.32	0.10		1.12		0.08		(0.73)
Total income/(loss) from investment operations	2.36	0.41		1.12		(0.01)		(0.67)
Less distributions from:
Net investment income	(0.09)	(0.26)		—		—		—
Net realized gain	(0.91)	(0.08)		(0.21)		(1.58)		(0.23)
Total distributions from net investment income and net realized gains	(1.00)	(0.34)		(0.21)		(1.58)		(0.23)
Net asset value, end of year	$11.19	$9.83		$9.76		$8.85		$10.44
Total return (3)	24.52%	4.11%		12.74%		0.39%		(6.09)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$134,693	$114,033		$114,343		$114,003		$119,009
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	0.32%	2.93%		(0.04)%		(0.90)%		0.53%
Portfolio turnover rate	16%	12%		7%		11%		67%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Amount represents less than $0.005.

PFG MFS® Aggressive Capital Appreciation Strategy Fund
(Selected data based on a share outstanding throughout the year indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$9.02	$9.24		$8.53		$10.32		$13.23
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.01)	(0.03)		(0.03)		0.02		(0.06)
Net realized and unrealized gain/(loss) on investments	1.80	0.60		1.02		(0.13)		(0.39)
Total income/(loss) from investment operations	1.79	0.57		0.99		(0.11)		(0.45)
Less distributions from:
Net realized gain	(0.89)	(0.79)		(0.28)		(1.68)		(2.46)
Net asset value, end of year	$9.92	$9.02		$9.24		$8.53		$10.32
Total return (3)	20.38%	6.09%		11.74%		(0.21)%		(5.81)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$104,275	$89,268		$100,911		$83,716		$88,076
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	(0.11)%	(0.36)%		(0.35)%		0.20%		(0.50)%
Portfolio turnover rate	15%	24%		18%		18%		30%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

PFG PIMCO Active Core Bond Strategy Fund
(Selected data based on a share outstanding throughout the year indicated.)

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$8.53	$8.26		$8.43		$8.91		$10.15
Income/(loss) from investment operations:
Net investment income (1,2)	0.27	0.26		0.26		0.31		0.07
Net realized and unrealized gain/(loss) on investments	0.07	0.29		(0.18)		(0.53)		(0.95)
Total income/(loss) from investment operations	0.34	0.55		0.08		(0.22)		(0.88)
Less distributions from:
Net investment income	(0.24)	(0.28)		(0.25)		(0.26)		(0.08)
Net realized gain	—	—		—		—		(0.28)
Total distributions from net investment income and net realized gains	(0.24)	(0.28)		(0.25)		(0.26)		(0.36)
Net asset value, end of year	$8.63	$8.53		$8.26		$8.43		$8.91
Total return (3)	3.99%	6.74%		0.84%		(2.43)%		(9.00)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$173,273	$147,962		$123,698		$115,328		$141,259
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income to average net assets (2,4)	3.11%	3.05%		3.07%		3.58%		0.71%
Portfolio turnover rate	15%	23%		25%		31%		53%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

PFG US Equity Index Strategy Fund
(Selected data based on a share outstanding throughout each year/period indicated.)

	Class I Shares^
	Year Ended	Period* Ended
	April 30,	April 30,
	2026	2025
Net asset value, beginning of year/period	$10.72	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.09)	(0.07)
Net realized and unrealized gain on investments	3.13	0.89
Total income from investment operations	3.04	0.82
Less distributions from:
Net realized gain	(0.11)	(0.10)
Net asset value, end of year/period	$13.65	$10.72
Total return (3)	28.36%	8.10%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$197,678	$96,402
Ratio of net expenses to average net assets (4)	1.93%	1.99	% (7)
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5,7)
Ratio of net investment loss to average net assets (2,4)	(0.74)%	(0.65	)% (7)
Portfolio turnover rate	21%	22	% (6)

*	The Fund commenced operations and trading on May 1, 2024.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

PACIFIC FINANCIAL FUNDS

Adviser	Pacific Financial Group, LLC 900 20th Avenue, Suite 500 Nashville, TN 37212
Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Transfer Agent	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
Custodian	The Bank of New York Mellon One Wall Street New York, NY 10286
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

Additional information about the Funds is included in the Funds’ Statement of Additional Information (the “SAI”) dated August 28, 2026. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year or fiscal period.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-888-451-TPFG or visit www.TPFG.com. You may also write to:

Pacific Financial Funds
c/o Ultimus Fund Solutions, LLC
Regular/Express Mail
P.O. Box 46707
Cincinnati, OH 45246

or over night
225 Pictoria Drive, Suite 450,
Cincinnati, OH 45246

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-21720

Pacific Financial Group Mutual Funds

Statement of Additional Information

August 28, 2026

1-888-451-TPFG

www.TPFG.com

 PACIFIC FINANCIAL GROUP MUTUAL FUNDS

PFG American Funds® Conservative Income Strategy Fund	Class I Shares PFCOX

PFG American Funds® Capital Appreciation Strategy Fund (fka PFG American Funds® Growth Strategy Fund)	Class I Shares PFGGX

PFG Fidelity Institutional AM® Equity Index Strategy Fund	Class I Shares PFFFX

PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Class I Shares PFFSX

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Class I Shares PFFBX

PFG JPMorgan® Tactical Aggressive Strategy Fund	Class I Shares PFSEX

PFG JPMorgan® Tactical Moderate Strategy Fund	Class I Shares PFJDX

PFG BNY Mellon Diversifier Strategy Fund	Class I Shares PFADX

PFG MFS® Aggressive Capital Appreciation Strategy Fund (fka PFG MFS® Aggressive Growth Strategy Fund)	Class I Shares PFSMX

PFG BR Target Allocation Equity Strategy Fund	Class I Shares PFESX
PFG Janus Henderson® Balanced Strategy Fund	Class I Shares PFJHX

PFG Invesco® Equity Factor Rotation Strategy Fund	Class I Shares PFIOX

PFG Meeder Tactical Strategy Fund	Class I Shares PFTEX

PFG Janus Henderson® Tactical Income Strategy Fund	Class I Shares PFTSX
(fka PFG Tactical Income Strategy Fund)

PFG PIMCO Active Core Bond Strategy Fund	Class I Shares PFDOX
PFG Global Equity Index Strategy Fund	Class I Shares PFSGX

PFG US Equity Index Strategy Fund	Class I Shares PFSSX

Each a Series of Northern Lights Fund Trust

STATEMENT OF ADDITIONAL INFORMATION

August 28, 2026

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus of the Pacific Financial Group Mutual Funds dated August 28, 2026 and the annual and semi-annual financial statements, copies of which may be obtained without charge by contacting the Funds’ Transfer Agent, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, by calling 1-888-451-TPFG or at www.TPFG.com.

TABLE OF CONTENTS

THE FUNDS	1
TYPES OF INVESTMENTS	1
INVESTMENT RESTRICTIONS	23
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	26
MANAGEMENT	27
CONTROL PERSONS AND PRINCIPAL HOLDERS	34
INVESTMENT ADVISER	39
THE DISTRIBUTOR	44
PORTFOLIO MANAGER	52
ALLOCATION OF PORTFOLIO BROKERAGE	54
PORTFOLIO TURNOVER	56
OTHER SERVICE PROVIDERS	57
CUSTODIAN	60
COMPLIANCE OFFICER	60
DESCRIPTION OF SHARES	61
ANTI-MONEY LAUNDERING PROGRAM	61
PURCHASE, REDEMPTION AND PRICING OF SHARES	61
TAX STATUS	65
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	71
LEGAL COUNSEL	71
APPENDIX A	72

THE FUNDS

The Pacific Financial Group Mutual Funds is comprised of seventeen different, actively managed funds (each a “Fund”). The Funds are the PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Capital Appreciation Strategy Fund (previously, PFG American Funds® Growth Strategy Fund), PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund (previously, PFG Fidelity Institutional AM® Bond ESG Strategy Fund), PFG JPMorgan® Tactical Aggressive Strategy Fund, PFG JPMorgan® Tactical Moderate Strategy Fund, PFG BNY Mellon Diversifier Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund (previously, PFG MFS® Aggressive Growth Strategy Fund), PFG BR Target Allocation Equity Strategy Fund (previously, PFG BR Equity ESG Strategy Fund), PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund (previously PFG Invesco® Thematic ESG Strategy Fund), PFG Meeder Tactical Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund (previously, PFG Tactical Income Strategy Fund), PFG PIMCO Active Core Bond Strategy Fund, PFG Global Equity Index Strategy Fund and PFG US Equity Index Strategy Fund (the “Funds”).

As of August 28, 2026 the names changed for the PFG American Funds® Growth Strategy Fund and PFG MFS® Aggressive Growth Strategy Fund (now known as PFG American Funds® Capital Appreciation Strategy Fund and PFG MFS® Aggressive Capital Appreciation Strategy Fund). As of February 19, 2025, the name and the principal investment strategies changed for the PFG Tactical Income Strategy Fund (now known as PFG Janus Henderson® Tactical Income Strategy Fund). As of July 10, 2023, the names and the principal investment strategies changed for the PFG Fidelity Institutional AM® Bond ESG Strategy Fund (now known as PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund), PFG BR Equity ESG Strategy Fund (now known as PFG BR Target Allocation Equity Strategy Fund), and PFG Invesco® Thematic ESG Strategy Fund (now known as PFG Invesco® Equity Factor Rotation Strategy Fund). For consistency throughout this document, the current name of each of these Funds shall be used.

Each Fund is a series of the Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). Pacific Financial Group, LLC, (the “Adviser”) serves as investment adviser to each Fund. The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund may issue an unlimited number of shares of beneficial interest. All shares of a Fund have equal rights and privileges. Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by that Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of a Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Each Fund is a diversified series consisting of one class of shares, Class I shares. Each Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

TYPES OF INVESTMENTS

The investment objective of each Fund and a description of its principal investment strategies are set forth under “Risk/Return Summary” in the Prospectus. Each Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

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The following pages contain more detailed information about the strategies the Adviser may employ in pursuit of a Fund’s investment objective and a summary of related risks. As each Fund is a fund of funds, the investment risks to each Fund are typically incurred through the securities held by the mutual funds and exchange traded funds in which each Fund invests (the “Underlying Funds”).

Asset-Backed Securities and Collateralized Debt Obligations

Asset-backed securities and collateralized debt obligations (“CDOs”) are created by the grouping of certain governmental, government related and private loans, receivables and other non-mortgage lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches are entitled to receive regular installments of principal and interest, other tranches are entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches are only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in asset-backed securities and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, asset-backed securities and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to an Underlying Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by that Underlying Fund, which would be taxed as ordinary income when distributed to the Underlying Fund’s shareholders, which would include Funds investing in that Underlying Fund.

The credit characteristics of asset-backed securities and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Brady Bonds

Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989 and do not have a long payment history. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady bonds.

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Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Closed-End Investment Companies

Each Fund or Underlying Fund may invest in closed-end investment companies. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange or the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as any of the Funds), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Fund or Underlying Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund or Underlying Fund will incur normal brokerage costs on such purchases similar to the expenses that Fund or Underlying Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund or Underlying Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, or in the opinion of an Underlying fund’s investment adviser, based on a consideration of the nature of that closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if that Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Each Fund or Underlying Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by that Fund or Underlying Fund will ever decrease. In fact, it is possible that this market discount may increase and that Fund or Underlying Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of that Fund’s or Underlying Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by that Fund or Underlying Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by that Fund or Underlying Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging each closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. Each Fund’s or Underlying Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the

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same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Commercial Paper

Each Fund or Underlying Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.

Commodities Instruments

There are several additional risks associated with transactions in commodity futures contracts, swaps on commodity futures contracts, commodity forward contracts and other commodities instruments. In the commodity instruments markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling commodity instruments today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same commodity instrument, the commodity producer generally must sell the commodity instrument at a lower price than the expected future spot price. Conversely, if most hedgers in the commodity instruments market are purchasing commodity instruments to hedge against a rise in prices, then speculators will only sell the other side of the commodity instrument at a higher future price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in commodity instruments markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new commodity instrument, a Fund might reinvest at a higher or lower future price, or choose to pursue other investments. The commodities which underlie commodity instruments may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities. Also, unlike the financial instruments markets, in the commodity instruments markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity instruments contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in instruments on that commodity, the value of the commodity instrument may change proportionately.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Corporate Debt

Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing

4

circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. Each Fund, and in most instances each Underlying Fund, may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore, an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser or an Underlying Fund’s investment adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer’s ability to meet interest and principal payments, resulting in a loss to that Fund or that Underlying Fund.

Depositary Receipts

American Depositary Receipts (“ADRs”) are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Emerging Markets Securities

Each Fund, and in most instances, each Underlying Fund, may invest directly in emerging market securities and purchase ADRs and other investment companies that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by that Fund or by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Fund or an Underlying Fund.

Additional risks of emerging markets securities may include (i) greater social, economic and political uncertainty and instability, (ii) more substantial governmental involvement in the economy, (iii) less governmental supervision and regulation, (iv) the unavailability of currency hedging technique, (v) companies that are newly organized and small, (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund or an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities

Each Fund or Underlying Fund may invest in equity securities, with a particular emphasis upon investments in common stock. Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally

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have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser or an Underlying Fund’s investment adviser. As a result, the return and net asset value of a Fund or an Underlying Fund will fluctuate. Securities in that Fund’s portfolio, or in an Underlying Fund’s portfolio, may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund or Underlying Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Exchange Traded Funds

As noted in the Prospectus, the Funds may invest in exchange-traded funds (“ETFs”). Underlying Funds may also invest in ETFs.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. A Fund or Underlying Fund may redeem creation units for the underlying securities (and any applicable cash) and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if a Fund’s adviser or Underlying Fund’s adviser believes it is in a Fund’s or Underlying Fund’s interest to do so. A Fund’s or Underlying Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by a fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund or Underlying Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which a Fund or Underlying Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although each Fund believes that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

When a Fund or Underlying Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, that Fund’s or Underlying Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which each Fund or Underlying Fund may be more heavily invested will vary

Foreign Currency Exchange Transactions

Each Fund may, directly or through investments in other Underlying Funds, engage in foreign currency exchange transactions. A Fund or an Underlying Fund enters into these transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of the spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

A forward foreign currency exchange contract is an obligation by a Fund or an Underlying Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

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Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund’s or an Underlying Fund’s securities or in foreign exchange rate, or prevent loss if the prices of these securities should decline.

A Fund or an Underlying Fund may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. A Fund or an Underlying Fund also may enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, a Fund or an Underlying Fund would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause a Fund or an Underlying Fund to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Foreign Securities

Each Fund may invest directly in foreign securities, in ADRs, and in Underlying Funds that hold a portfolio of foreign securities or ADRs. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund or Underlying Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund or an Underlying Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent each Fund’s or an Underlying Fund’s currency exchange transactions do not fully protect that Fund or an Underlying Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which that Fund or an Underlying Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of that Fund’s or an Underlying Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which that Fund or an Underlying Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of that Fund’s or an Underlying Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities.

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U.S. futures contracts are traded on exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (the “CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. A Fund and Underlying Funds may invest in futures contracts only to the extent it could invest in the underlying instrument directly.

Each Fund, and in most instances, an Underlying Fund may engage in futures transactions. Typically, a Fund’s or Underlying Fund’s primary purpose in entering into futures contracts is to protect that Fund or Underlying Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if a Fund or Underlying Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund or Underlying Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund or Underlying Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if a Fund or Underlying Fund holds stocks and seeks to protect itself from a decrease in stock prices, that Fund or Underlying Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund or Underlying Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If a Fund or an Underlying Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, that Fund or an Underlying Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as a Fund or an Underlying Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of that Fund’s or an Underlying Fund’s interest rate futures contract will increase, thereby keeping the net asset value of that Fund or an Underlying Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, a Fund or an Underlying Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund or an Underlying Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions

Liquidity Risk. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund or an Underlying Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, that Fund or an Underlying Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, that Fund’s or an Underlying Fund’s access to other assets held to cover its futures positions also could be impaired.

Risk of Loss. Although a Fund or an Underlying Fund may believe that the use of such contracts will benefit that Fund or an Underlying Fund, a Fund’s or an Underlying Fund’s overall performance could be worse than if that Fund or an Underlying Fund had not entered into futures contracts if the Adviser’s investment judgment, or the investment judgment of the Underlying Fund’s investment adviser, proves incorrect. For example, if a Fund or Underlying Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund or Underlying Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Fund or Underlying Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily

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variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to that Fund or Underlying Fund.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Adviser expects that an Underlying Fund will only engage in futures transactions when it is believed by the investment adviser of an Underlying Fund that these risks are justified and will engage in futures transactions primarily for hedging purposes.

Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund or an Underlying Fund will not match exactly that Fund’s or an Underlying Fund’s current or potential investments. A Fund or an Underlying Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities, which involves a risk that the futures position will not correlate precisely with the performance of that Fund’s or an Underlying Fund’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund’s or an Underlying Fund’s investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund’s or an Underlying Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund or an Underlying Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s or an Underlying Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund’s or an Underlying Fund’s other investments.

Margin Requirements

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits:

●	Are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded; and

●	Are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund’s or an Underlying Fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount.

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In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund or an Underlying Fund, that may be entitled to return of margin owed to that Fund or an Underlying Fund only in proportion to the amount received by the FCM’s other customers. The Trust or an Underlying Fund will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust’s custodian.

High Yield Securities

Each Fund and the Underlying Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund or an Underlying Fund would experience a decrease in income and a decline in the market value of its investments. A Fund or an Underlying Fund also may incur additional expenses in seeking recovery from the issuer.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund or an Underlying Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s or an Underlying Fund’s investments in lower rated securities.

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High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended (the “Securities Act”), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries.

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund or an Underlying Fund may hold such common stock and other securities even if they do not invest in such securities.

Illiquid and Restricted Securities

Each Fund and in most instances an Underlying Fund may invest up to 15% of its net assets in illiquid securities, including limited partnerships. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private investments or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. A Fund or an Underlying Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. A Fund or an Underlying Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

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Under guidelines adopted by the Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades, e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality. The investment adviser of an Underlying Fund may make similar determinations based on guidelines applicable to that investment adviser.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser or the investment adviser of an Underlying Fund to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of a Fund’s or Underlying Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Indexed Securities

Each Fund or an Underlying Fund may purchase indexed securities consistent with their investment objectives. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

Each Fund or an Underlying Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. A Fund or an Underlying Fund may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Investment Company Securities

The Funds may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds (also referred to as “Underlying Funds”). The 1940 Act provides that the mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the “5% Limitation”), and (3) invest more than 10% of its assets in investment companies overall (the “10% Limitation”), unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission

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(“SEC”); and (ii) the underlying investment company and a Fund take appropriate steps to comply with any conditions in such order.

The Funds may exceed these statutory limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs. The SEC recently adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters became effective on January 19, 2022. After such time, an investment company has no longer be able to rely on the aforementioned exemptive orders and no-action letters, and is subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).

In addition, Section 12(d)(1)(F) of the 1940 Act, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Further, the Funds may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation pursuant to Section 12(d)(1)(F), provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for funds of funds.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, a Fund may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the Underlying Funds are made independently of a Fund and the Adviser. Therefore, the investment adviser of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to a Fund without accomplishing any investment purpose. Because other investment companies employ an investment adviser, such investments by a Fund may cause shareholders to bear duplicate fees.

Mortgage-Backed Securities

Each Fund and in most instances, an Underlying Fund, may invest in mortgage-backed securities. Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators. Traditionally, residential mortgage-backed securities have been issued by governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”). Each does not intend to invest in commercial mortgage-backed securities. Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may

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receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected. The types of residential mortgage-backed securities in which each Fund or an Underlying Fund may invest may include the following:

Guaranteed Mortgage Pass-Through Securities. Each Fund or an Underlying Fund may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by the U.S. government and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which a Fund or an Underlying Fund may invest are those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities (“Private Pass-Throughs”) are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private Pass-Throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans.

Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or Private Pass-Throughs (such collateral collectively hereinafter referred to as “Mortgage Assets”).

Multi-class pass-through securities are equity interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide a Fund or an Underlying Fund to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be sponsored by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Under current law, every newly created CMO issuer must elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a “REMIC”).

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

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Each Fund or an Underlying Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its payments of a specified amount of principal on each payment date.

Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 (“FHA Loans”), or guaranteed by the Veterans’ Administration under the Servicemen’s Readjustment Act of 1944, as amended (“VA Loans”), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee.

The Ginnie Mae Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four family housing units.

Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate entitles the registered holder thereof to receive amounts representing such holder’s pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder’s proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. government. In order to meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the U.S. government created pursuant to the Emergency Home Finance Act of 1970, as amended (the “FHLMC Act”). Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

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Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not generally guarantee the timely payment of scheduled principal. Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for acceleration of payment of principal. The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a “Freddie Mac Certificate group”) purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Federal Home Loan Bank Securities. The Federal Home Loan Bank system (“FHLB”) was created in 1932 pursuant to the Federal Home Loan Bank Act. The FHLB was created to support residential mortgage lending and community investment. The FHLB consists of 12 member banks which are owned by over 8,000 member community financial institutions. The FHLB provides liquidity for housing finance and community development by making direct loans to these community financial institutions, and through two FHLB mortgage programs, which help expand home ownership by giving lenders an alternative option for mortgage funding. Each member financial institution (typically a bank or savings and loan) is a shareholder in one or more of 12 regional FHLB banks, which are privately capitalized, separate corporate entities. Federal oversight, in conjunction with normal bank regulation and shareholder vigilance, assures that the 12 regional Banks will remain conservatively managed and well capitalized. The FHLB banks are among the largest providers of mortgage credit in the U.S.

The FHLB is also one of the world’s largest private issuers of fixed-income debt securities, and the Office of Finance serves as the FHLB’s central debt issuance facility. Debt is issued in the global capital markets and a Fund or an Underlying Fund is channeled to member financial institutions to fund mortgages, community development, and affordable housing.

Securities issued by the FHLB are not obligations of the U.S. government and are not guaranteed by the U. S. government.  The FHLB may issue either bonds or discount notes. The securities, issued pursuant to the Act, are joint and several unsecured general obligations of the FHLB banks. The bonds or discount notes will not limit other indebtedness that the FHLB banks may incur and they will not contain any financial or similar restrictions on the FHLB banks or any restrictions on their ability to secure other indebtedness. Under the Federal Home Loan Bank Act, the FHLB banks may incur other indebtedness such as secured joint and several obligations of the FHLB banks and unsecured joint and several obligations of the FHL Banks, as well as obligations of individual FHLB banks (although current Federal Housing Finance Board rules prohibit their issuance).

Municipal Securities

Each Fund, and in most instances, an Underlying, may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Although the interest earned on many municipal securities is exempt from federal income tax, each Fund may invest in taxable municipal securities.

Municipal securities share the attributes of a debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which a Fund or an Underlying Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an

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issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

Obligations of Supranational Entities (Underlying Funds Only)

Each Fund may invest in an Underlying Fund that invests in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

Options

Each Fund and in most instances an Underlying Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for that Fund’s or an Underlying Fund’s portfolio and to generate income or gain for that Fund or an Underlying Fund. The ability of a Fund or an Underlying Fund to successfully utilize options will depend on the Adviser’s ability, or the ability of the Underlying Fund’s investment adviser, to predict pertinent market movements, which cannot be assured. A Fund or an Underlying Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

Each Fund or an Underlying Fund may write (sell) covered call options and covered put options and purchase call and put options. The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by that Fund or an Underlying Fund (and involved in the options) on that Fund’s or an Underlying Fund’s net asset value per share and to generate additional revenues.

A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium. A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period. If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller’s obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option. Call options on securities which a Fund or an Underlying Fund writes (sells) will be covered or secured, which means that that Fund or an Underlying Fund will own the underlying security or, to the extent it does not hold such a security, will maintain a segregated account with that Fund or an Underlying Fund’s custodian consisting of liquid debt obligations equal to the market value of the option, marked to market daily. When a Fund or an Underlying Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period. Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller. If such an option expires unexercised, the seller realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.

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When a Fund or an Underlying Fund sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. To cover a put option, a Fund or an Underlying Fund deposits U.S. government securities (or other high-grade debt obligations) in a segregated account at its custodian. The value of the deposited securities is equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily and, if necessary, additional assets are placed in the segregated account to maintain a value equal to or greater than the exercise price. A Fund or an Underlying Fund maintains the segregated account so long as it is obligated as the seller. The obligation of a Fund or an Underlying Fund is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by that Fund or an Underlying Fund. A Fund’s or an Underlying Fund’s gain on the sale of a put option is limited to the premium received plus interest earned on its segregated account. A Fund’s or an Underlying Fund’s potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised, the premium received and the interest earned on its segregated account. Although a Fund or an Underlying Fund risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon a Fund’s or an Underlying Fund’s ability to detect the movement in the security’s price and to execute a closing transaction at the appropriate time.

A Fund or Underlying Fund will write options on such portion of its portfolio as the Adviser or the adviser of the Underlying Fund determines is appropriate in seeking to attain that fund’s objective. A Fund or Underlying Fund will write options when the Adviser or the adviser of the Underlying Fund believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that that fund can effect a closing purchase transaction if it desires to close out its position. Consistent with the investment policies of each Fund or Underlying Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security. Effecting a closing purchase transaction will permit a Fund or Underlying Fund to write another option on the underlying security with either a different exercise price or expiration date or both.

Each Fund or an Underlying Fund may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities. A Fund or an Underlying Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, a Fund or an Underlying Fund would normally terminate the call position. The purchase of both put and call options involves the risk of loss of all or part of the premium paid. If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, a Fund or an Underlying Fund will experience a loss on the option contract equal to the deficiency.

Preferred Stock

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser or the investment adviser of an Underlying Fund may incorrectly analyze the security, resulting in a loss to a Fund or an Underlying Fund. Furthermore, preferred stock dividends are not guaranteed and the Adviser or the investment adviser of an Underlying Fund can elect to forego the preferred dividend, resulting in a loss to that Fund or an Underlying Fund.

Real Estate Investment Trusts (“REITs”)

Each Fund, and in most instances an Underlying Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income

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from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund or an Underlying Fund will indirectly bear its proportionate share of expenses incurred by REITs in which that Fund or an Underlying Fund invests in addition to the expenses incurred directly by that Fund or an Underlying Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

●	limited financial resources;

●	infrequent or limited trading; and

●	more abrupt or erratic price movements than larger company securities.

In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Repurchase Agreements

Each Fund, and in most instances, each Underlying Fund, may invest up to 25% of that Fund’s or Underlying Fund’s net assets in fully collateralized repurchase agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund or an Underlying Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund or Underlying Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund or an Underlying Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund, and the Adviser expects that each Underlying Fund, intends to enter into repurchase agreements only with that fund’s custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser of the investment adviser of an Underlying Fund to be creditworthy. The Adviser, and the investment adviser of an Underlying Fund, monitors the creditworthiness of the banks and securities dealers with which a Fund or an Underlying Fund engages in repurchase transactions. A Fund or an Underlying may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of that fund’s net assets would then be invested in such repurchase agreements and other illiquid investments.

Reverse Repurchase Transactions

Each Fund and in most instances an Underlying Fund may enter into reverse repurchase transactions. In a reverse repurchase transaction, a Fund or an Underlying Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price. The repurchase price generally is equal to the original sales price plus interest. A Fund or an Underlying Fund retains record ownership of the securities and the right to receive interest and principal payments. A Fund or an Underlying Fund may enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction.

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Such transactions may increase fluctuations in the market value of a Fund’s or an Underlying Fund’s assets and may be viewed as a form of leverage. Reverse purchase transactions also involve the risk that the market value of the securities sold by a Fund or an Underlying Fund may decline below the price at which that Fund or an Underlying Fund is obligated to repurchase the securities. In the event of bankruptcy or other default by the purchaser, a Fund or an Underlying Fund could experience both delays in repurchasing the portfolio securities and losses. A Fund, and the Adviser expects that an Underlying Fund, will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser or the investment adviser of the Underlying Fund.

Reverse purchase transactions are considered by the SEC to be borrowings by a Fund or an Underlying Fund under the 1940 Act. At the time a Fund or an Underlying Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with that Fund’s or an Underlying Fund’s investment restrictions) having a value equal to the repurchase price (including accrued interest). A Fund or an Underlying Fund will monitor the account to ensure that the market value of the account equals the amount of that Fund’s or an Underlying Fund’s commitments to repurchase securities.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser or the investment adviser of an Underlying Fund might miscalculate their value resulting in a loss to a Fund or Underlying Fund. Another risk is the underlying common stock may not reach the Adviser’s or an Underlying Fund’s adviser’s anticipated price within the life of the right.

Securities Lending

For the purpose of achieving income, a Fund or an Underlying Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) a Fund or an Underlying Fund may at any time call the loan and obtain the return of securities loaned, (3) a Fund or an Underlying Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of a Fund or an Underlying Fund.

SOFR Risk

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Sovereign Obligations

Each Fund and in most instances an Underlying Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund or an Underlying Fund may have limited recourse in the event of a

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default. During periods of economic uncertainty, the market prices of sovereign debt, and a Fund’s or an Underlying Fund’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

STRIPS

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund or an Underlying Fund purchases the principal portion of the STRIP, that Fund or an Underlying Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. A Fund or an Underlying Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, a Fund or an Underlying Fund may be required to liquidate other Fund or an Underlying Fund securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, a Fund or an Underlying Fund takes into account as income a portion of the difference between the principal portion of the STRIP’s purchase price and its face value.

Time Deposits and Variable Rate Notes

Each Fund and in most instances an Underlying Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations that a Fund or an Underlying Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Fund or an Underlying Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between that Fund or an Underlying Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. Each Fund or an Underlying Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between a Fund or an Underlying Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to a Fund’s or an Underlying Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

U.S. Government Securities

Each Fund or an Underlying Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality

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government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the FHLB and the Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

A Fund’s or an Underlying Fund’s investments in U.S. Government securities may include agency step-up obligations. These obligations are structured with a coupon rate that “steps-up” periodically over the life of the obligation. Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option. Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment. Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation. However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate. If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest. As a result, these obligations may expose a Fund or an Underlying Fund to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser or the investment adviser of an Underlying Fund might miscalculate their value, resulting in a loss to a Fund or an Underlying Fund. Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser’s or an Underlying Fund’s adviser’s anticipated price within the life of the warrant.

When-Issued, Forward Commitments and Delayed Settlements

Each Fund or an Underlying Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, a Fund’s or an Underlying Funds’ custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund or an Underlying Fund subsequently may be required to segregate additional assets in order to assure that the value of the account remains equal to the amount of that Fund’s or an Underlying Fund’s commitment. It may be expected that a Fund’s or an Underlying Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend, and the Adviser does not expect Underlying Funds, to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because each Fund and each Underlying Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, each Fund’s or Underlying Fund’s liquidity and the ability of the Adviser or the investment adviser of an Underlying Fund to manage them may be affected in the event a Fund’s or Underlying Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

A Fund or an Underlying Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund or an Underlying Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to that Fund or Underlying Fund on the settlement date. In these cases a Fund or an Underlying Fund may realize a taxable capital gain or loss. When a Fund or an Underlying Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund or Underlying Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund or Underlying Fund starting on the day that Fund or Underlying Fund agrees

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to purchase the securities. A Fund or Underlying Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of each Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of that Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of that Fund.

1. Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Funds’ total assets at the time when the borrowing is made.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that the Funds’ engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Funds will not invest 25% or more of its total assets in a particular industry or group of industries. The Funds will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. The Funds will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Funds will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Funds and to not more than 10% of the outstanding voting securities of such issuer.

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THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUNDS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Funds will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts, short sales and other permitted investment techniques.

It should be noted that the Funds will from time to time invest in some Underlying Funds which are in effect leveraged, meaning that the values of those investments will fluctuate, for example, twice as fast as an underlying index or asset class – such leverage involving the same kind of risk as investing on margin, but without the interest cost.

4. Illiquid Investments. No Fund will invest more than 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

5. 80% Investment Policy.

The PFG American Funds® Conservative Income Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of borrowing for investment purposes) in mutual funds that are part of the American Funds® complex of mutual funds.

The PFG American Funds® Capital Appreciation Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of borrowing for investment purposes) in mutual funds that are part of the American Funds® complex of mutual funds.

The PFG Fidelity Institutional AM® Equity Index Strategy Fund and PFG Fidelity Institutional AM® Equity Sector Strategy Fund have each adopted a policy to invest at least 80% of the Fund’s assets (defined as net assets plus the amount of borrowing for investment purposes) in Fidelity mutual funds and Fidelity exchange traded funds. In addition, the PFG Fidelity Institutional AM® Equity Index Strategy Fund and PFG Fidelity Institutional AM® Equity Sector Strategy Fund have each adopted a policy to invest at least 80% of the Fund’s assets (defined as net assets plus the amount of borrowing for investment purposes) in Underlying Funds that primarily invest in equity securities of varying market capitalizations.

The PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in Fidelity mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”) In addition, the PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in Underlying Funds that invest primarily in fixed-income securities.

The PFG JPMorgan® Tactical Aggressive Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in shares of mutual funds and exchange-traded funds advised by J.P. Morgan® Investment Management Inc.

The PFG JPMorgan® Tactical Moderate Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in shares of mutual funds and exchange-traded funds advised by J.P. Morgan® Investment Management Inc.

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The PFG BNY Mellon® Diversifier Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in shares of mutual funds and exchange-traded funds managed by BNY Mellon Investor Solutions, LLC.

The PFG MFS® Aggressive Capital Appreciation Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in shares of mutual funds and exchange-traded funds managed by Massachusetts Financial Services Company.

The PFG BR Target Allocation Equity Strategy Fund adopted a policy to invest at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in ETFs managed by BlackRock Fund Advisors, LLC (“BlackRock Underlying Funds”). In addition, the PFG BR Target Allocation Equity Strategy Fund adopted a policy to invest at least 80% of the Fund’s net assets (defined as net assets plus the amount of any borrowing for investment purposes) in BlackRock Underlying Funds that invest primarily in either or both U.S. and foreign equity securities of any capitalization.

The PFG Janus Henderson® Balanced Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in shares of mutual funds and exchange-traded funds advised by Janus Capital Management LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc, under normal market circumstances (“Janus Henderson Underlying Funds”), with each Janus Henderson Underlying Fund investing in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets.

The PFG Invesco® Equity Factor Rotation Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds managed by Invesco Advisers, Inc. (“Invesco”), an indirect wholly-owned subsidiary of Invesco Ltd. (“Invesco Underlying Funds”). In addition, the PFG Invesco® Equity Factor Rotation Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in Underlying Funds that invest primarily in either or both U.S. and foreign equity securities of any capitalization.

The PFG Meeder Tactical Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in shares of mutual funds and exchange-traded funds managed by Meeder Investment Management Company.

The PFG PIMCO Active Core Bond Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC, under normal circumstances (“PIMCO Underlying Funds”). In addition, the PFG Active Core Bond Strategy Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in Underlying Funds that invest primarily in fixed-income securities.

The PFG Janus Henderson® Tactical Income Strategy Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) advised by Janus Henderson Investors US LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc (“Janus Henderson”), under normal market circumstances (“Janus Henderson Underlying Funds”).

The PFG Global Equity Index Strategy Fund under normal circumstances, will invest least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) that are passively managed and seek to track a specific index consisting of either or both U.S. and foreign equity securities of any capitalization (“Underlying Funds”), in order to obtain exposure to the broad global equity market. The Fund is an actively managed fund and does not seek to track any particular index.

The PFG US Equity Index Strategy Fund, under normal circumstances, will invest least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) that are passively managed and seek to track a specific index consisting of U.S. equity

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securities of any capitalization (“Underlying Funds”), in order to obtain exposure to the U.S. equity market.

Shareholders of a Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy.

If a restriction on the Funds’ investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Funds’ assets invested in certain securities or other instruments, or change in average duration of the Funds’ investment portfolio, resulting from changes in the value of the Funds’ total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Funds’ portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of the Funds’ shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Funds disclose their portfolio holdings by mailing or making available electronically, as applicable, its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. In addition, the Funds disclose their portfolio holdings reports on Form N-CSR and Form N-PORT two months after the end of each quarter/semi-annual period.

The quarterly portfolio holdings for each Fund may be posted on the Funds’ website, www.TPFG.com, as early as one week after the end of a quarter. The Funds may also choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently than quarterly on a confidential basis.

Under limited circumstances, as described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the SEC on Form N-CSR or Form N-PORT. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential and not to trade on any material non-public information.

●	The Adviser. Personnel of the Adviser, including personnel responsible for managing the Funds’ portfolios, may have full daily access to the Funds’ portfolio holdings because that information is necessary in order for the Adviser to provide their management, administrative, and investment services to the Funds. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

●	TPFG. TPFG is an affiliate of the Adviser. TPFG provides certain services to the Funds and their shareholders pursuant to an Administrative Services Agreement between TPFG and the Trust. In providing such services, TPFG may have access to the Funds’ portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for the Trust.

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●	Ultimus Fund Solutions, LLC. Ultimus Fund Solutions, LLC is the transfer agent, fund accountant and administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for the Trust.

●	The Bank of New York Mellon. The Bank of New York Mellon is the custodian for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for the Trust.

●	Cohen & Company, Ltd. Cohen & Company, Ltd. is the Funds’ independent registered public accounting firm; therefore, its personnel have access to the Funds’ portfolio holdings in connection with auditing of the Funds’ annual financial statements and providing assistance and consultation in connection with SEC filings.

●	Thompson Hine LLP. Thompson Hine LLP is counsel to the Funds; therefore, its personnel have access to the Funds’ portfolio holdings in connection with the review of the Funds’ annual and semi-annual financial statements and SEC filings.

●	Counsel to the Independent Trustees. Counsel to the Funds’ Independent Trustees and its personnel have access to the Funds’ portfolio holdings in connection with review of the Funds’ annual and semi-annual financial statements and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Funds’ portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential and to not trade on any material non-public information. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Funds, the Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Funds’ portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of six (6) individuals all of whom are not “interested persons” (as defined under the 1940 Act) of the Trust, an adviser of a fund in the Trust (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

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Board Leadership Structure

The Trust is led by Anthony Hertl, an Independent Trustee, who has served as the Chairman of the Board since July 2013. The Board is comprised of Mr. Hertl and five (5) additional Independent Trustees. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Governing Documents, the Chairman of the Board is responsible for (a) presiding at Board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for Board meetings and (ii) providing information to Board members in advance of each Board meeting and between Board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by its shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board, provide effective leadership that is in the best interests of the Trust, its funds and each shareholder.

Board Risk Oversight

The Board has a standing independent Audit Committee with a separate chair, Mark H. Taylor. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Anthony J. Hertl has over 20 years of business experience in the financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation, serves or has served as a member of other mutual fund boards outside of the group of Funds managed by the Adviser (the “Fund Complex”) and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards.

Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Master’s degree in Education Administration, is a Certified Financial Planner, serves as a member of two other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards.

Mark H. Taylor holds PhD, Masters and Bachelors degrees in Accountancy, is a licensed Certified Public Accountant and has over 30 years of academic and professional experience in the accounting and auditing fields, all of which make him particularly qualified to chair the Trust’s Audit Committee. Dr. Taylor is the Director of the Lynn Pippenger School of Accountancy at the Muma College of Business at the University of South Florida and served a three-year term as President of the American Accounting Association (AAA) (President-Elect 2022-2023, President 2023-2024; Past President 2024-2025). Dr. Taylor previously served as AAA Vice President-Finance, and as President of the Auditing Section of the AAA. Dr. Taylor serves as a member of three other mutual fund boards within the Northern Lights Fund Complex. He served a three-year term on the AICPA’s Auditing Standards Board (2010-2012) and previously completed a fellowship in the Professional Practice Group of the Office of the Chief Accountant at the headquarters of the United States Securities Exchange Commission. Dr. Taylor is a member of two research teams that have received grants from the Center for Audit Quality to study how accounting firms’ tone-at-the top messaging impacts audit performance and how auditors manage the process of auditing fair value measurements and other complex estimates in financial statements. Dr. Taylor has published extensively in leading academic accounting journals, has teaching interests in corporate governance and accounting policy as well as auditing and

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assurance services at the graduate and undergraduate levels, and possesses a strong understanding of the regulatory framework under which investment companies operate.

John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc. (“Merrill Lynch”). Mr. Palancia holds a Bachelor of Science degree in Economics. He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch. Additionally, he is well versed in the regulatory framework under which investment companies must operate and serves as a member of three other fund boards.

Mark D. Gersten has more than 30 years of experience in the financial services industry, having served in executive roles at AllianceBernstein LP and holding key industry positions at Prudential-Bache Securities and PriceWaterhouseCoopers. He also serves as a member of two other mutual fund boards outside of the Fund Complex. Mr. Gersten is a certified public accountant and holds an MBA in accounting. Like other Trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate.

Mark S. Garbin has more than 30 years of experience in corporate balance sheet and income statement risk management for large asset managers, serving as Managing Principal of Coherent Capital Management LLC since 2007. Mr. Garbin has extensive derivatives experience and has provided consulting services to alternative asset managers. He is both a Chartered Financial Analyst and Professional Risk Manager charterholder and holds advanced degrees in international business. The Trust does not believe that any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O Box 46707, Cincinnati, Ohio 45246.

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Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	17

Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); Carlyle Tactical Private Credit Fund (since March 2018); Caryle Credit Income Fund (September 2023); Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021); Caryle Credit Income Fund (since July 2023); and iDirect Private Markets Fund (2014-2025).

Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	17

Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); iDirect Private Markets Fund (since 2014); previously, Ramius Archview Credit; TPG Private Markets Fund (since 2025); iDirect Multi-Strategy Fund, LLC (since 2025); Morgan Stanley Private Markets and Alternatives Fund (since 2025) Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).

Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	17

Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).

Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	17

Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (2010-2025); and previously, CLA Strategic Allocation Fund (2014-2015).

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	17

Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Northern Lights Variable Trust (since 2011); and Alternative Strategies Fund (2012-2025).

Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) since August 2022 (President-Elect 2022-2023, President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	17	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007); and Alternative Strategies Fund (2010-2025).

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Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President, Principal Executive Officer Since June 2017

Executive Vice President, Head of Client Strategies (since 2025); Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (2020-April 2025); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2019); Treasurer of the Trust (2006-June 2017).

			N/A	N/A
Timothy Burdick Born in 1986	Vice President Since November 2023

Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2023); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022-2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019-2022).

			N/A	N/A
James Colantino Born in 1969	Treasurer, Principal Accounting Officer Since June 2017

Senior Vice President Fund Administration, Ultimus Fund Solutions, LLC (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).

			N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017

Assistant Secretary of the Trust (2012-February 2017); Director, Ultimus Fund Solutions, LLC (since 2022); Manager of Legal Administration, Ultimus Fund Solutions (2020-2022); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC (2013 - 2018).

			N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, NLCS (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President-Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of July 31,2026, the Trust was comprised of 65 active funds managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Adviser.

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Board Committees

Audit Committee

The Board has an Audit Committee that consists of all Independent Trustees. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter and will meet at least annually. During the past fiscal year, the Audit Committee held eleven meetings.

Compensation

As of January 1, 2025, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $51,250, allocated among each of the various portfolios comprising the Trust and Northern Lights Variable Trust (together, the “Trusts”), a separate registrant that shares a common board with the Trust, for his attendance at the regularly scheduled meetings of the Board, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. In addition to which, the Chairman of the Board receives a quarterly fee of $13,750 and the Audit Committee Chairman receives a quarterly fee of $10,000.

Prior to January 1, 2025, each Trustee who was not affiliated with the Trusts or an investment adviser to any series of the Trusts received a quarterly fee of $50,000, allocated among each of the various portfolios comprising the Trusts. In addition to the quarterly fees and reimbursements, the Chairman of the Board previously received a quarterly fee of $13,750 and the Audit Committee Chairman received a quarterly fee of $10,000.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the applicable Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The table below details the amount of compensation the Trustees received from each of the Funds during the fiscal year ended April 30, 2026 Each Independent Trustee attended all quarterly meetings during the period.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name of Trustee	PFG American Funds® Conservative Income Strategy Fund	PFG American Funds® Capital Appreciation Strategy Fund	PFG Fidelity Institutional AM® Equity Index Strategy Fund	PFG Fidelity Institutional AM® Equity Sector Strategy Fund	PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	PFG JP Morgan® Tactical Aggressive Strategy Fund
Anthony J. Hertl	$2,960	$2,960	$2,960	$2,960	$2,960	$2,960
Gary Lanzen	$2,493	$2,493	$2,493	$2,493	$2,493	$2,493
Mark Taylor	$2,648	$2,648	$2,648	$2,648	$2,648	$2,648
John V. Palancia	$2,493	$2,493	$2,493	$2,493	$2,493	$2,493
Mark D. Gersten	$2,493	$2,493	$2,493	$2,493	$2,493	$2,493
Mark Garbin	$2,493	$2,493	$2,493	$2,493	$2,493	$2,493

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Name of Trustee	PFG JP Morgan® Tactical Moderate Strategy Fund	PFG BNY Mellon® Diversifier Strategy Fund	PFG MFS® Aggressive Capital Appreciation Strategy Fund	PFG BR Target Allocation Equity Strategy Fund	PFG Janus Henderson® Balanced Strategy Fund	PFG Invesco® Equity Factor Rotation Strategy Fund*
Anthony J. Hertl	$2,960	$2,960	$2,960	$2,960	$2,960	$2,960
Gary Lanzen	$2,493	$2,493	$2,493	$2,493	$2,493	$2,493
Mark Taylor	$2,648	$2,648	$2,648	$2,648	$2,648	$2,648
John V. Palancia	$2,493	$2,493	$2,493	$2,493	$2,493	$2,493
Mark D. Gersten	$2,493	$2,493	$2,493	$2,493	$2,493	$2,493
Mark Garbin	$2,493	$2,493	$2,493	$2,493	$2,493	$2,493

Name of Trustee	PFG Meeder Tactical Strategy Fund	PFG Janus Henderson® Tactical Income Strategy Fund	PFG PIMCO Active Core Bond Strategy Fund	PFG Global Equity Index Strategy Fund	PFG US Equity Index Strategy Fund
Anthony J. Hertl	$2,960	$2,960	$2,960	$2,960	$2,960
Gary Lanzen	$2,493	$2,493	$2,493	$2,493	$2,493
Mark Taylor	$2,648	$2,648	$2,648	$2,648	$2,648
John V. Palancia	$2,493	$2,493	$2,493	$2,493	$2,493
Mark D. Gersten	$2,493	$2,493	$2,493	$2,493	$2,493
Mark Garbin	$2,493	$2,493	$2,493	$2,493	$2,493

Name of Trustee	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex* Paid to Trustees
Anthony J. Hertl	None	None	$32,560
Gary Lanzen	None	None	$27,423
Mark Taylor	None	None	$29,128
John V. Palancia	None	None	$27,423
Mark D. Gersten	None	None	$27,423
Mark Garbin	None	None	$27,423

*	The term “Fund Complex” includes the seventeen Funds that comprise the series of the Trust that are advised by the Adviser. There are currently multiple series comprising the Trust. Trustees’ fees are allocated equitably among the series in the Trust.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund Complex and the Trust as of December 31, 2025.

Name of Trustee	Dollar Range of Equity Securities in the Fund Complex	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Anthony J. Hertl	None	None
Gary Lanzen	None	None
John V. Palancia	None	None
Mark Taylor	None	None
Mark D. Gersten	None	None
Mark Garbin	None	$50,001-$100,000

*	The term “Family of Investment Companies” includes all funds within the Trust and all funds within Northern Lights Variable Trust.

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Management Ownership

As of August 4, 2026, the Trustees, as a group, owned less than 1.00% of the outstanding shares in the Fund Complex and less than 1.00% of the Trust’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control.

As of August 4, 2026, the following shareholders of record owned 5% or more of the outstanding shares of the Funds.

PFG American Funds Capital Appreciation Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	47,599,336	53.45%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	25,820,276	28.99%

PFG American Funds Conservative Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	13,450,556	48.20%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	7,760,803	27.81%

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PFG Fidelity Institutional AM® Equity Index Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	22,428,112	55.99%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	9,865,255	24.63%

PFG Fidelity Institutional AM® Equity Sector Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	20,645,117	49.96%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	11,858,292	28.70%

PFG Fidelity Institutional AM® Core Plus Bond Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	3,024,427	38.26%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	2,068,210	26.16%

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PFG JP Morgan® Tactical Aggressive Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	12,791,129	52.52%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	5,838,465	23.97%

PFG JP Morgan® Tactical Moderate Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	5,049,067	44.91%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	2,834,385	25.21%

PFG BNY Mellon® Diversifier Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	5,771,372	50.27%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	3,252,323	28.33%

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PFG MFS Aggressive Capital Appreciation Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	5,688,160	53.76%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	2,768,735	26.17%

PFG BR Target Allocation Equity Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	15,431,167	56.88%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	6,899,887	25.43%

PFG Janus Henderson® Balanced Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	12,493,580	49.44%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	6,731,264	26.64%

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PFG Invesco® Equity Factor Rotation Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	3,534,465	51.60%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	1,838,160	26.83%

PFG Meeder Tactical Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	5,499,829	47.62%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	3,557,725	30.80%

PFG Janus Henderson® Tactical Income Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	4,338,955	48.26%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	2,387,919	26.56%

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PFG PIMCO Active Core Bond Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	13,647,229	66.51%
Charles Schwab & Co, Inc. Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	3,591,409	17.50%

PFG Global Equity Index Strategy
Name & Address	Shares	Percentage of Fund
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	4,178,635	49.66%
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	2,299,660	27.33%

PFG US Equity Index Strategy
Name & Address	Shares	Percentage of Fund
Charles Schwab & Co., Inc Special Custody Account for The Exclusive Benefit of Customers Attn: Mutual Funds Operations	7,020,193	45.03%
Class I National Financial Services LLC For The Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4Th Fl 499 Washington Blvd Jersey City, NJ 07310	5,808,254	37.26%

INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

Pacific Financial Group, LLC (the “Adviser”) is located at 900 20th Avenue South, Suite 500, Nashville, TN

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37212. Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Funds (together, the “Advisory Agreement”), the Adviser, subject to the oversight of the Board of the Trust, and in conformity with the stated policies of the Funds, manages the Funds. The Adviser is a wholly owned subsidiary of The Pacific Holdings Group, LLC, a Washington State limited liability company.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objective, policies and restrictions set forth in the Funds’ current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities hereunder; (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with its investment objectives, policies and restrictions; and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, however, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Funds or the Adviser performing services relating to research, statistical and investment activities.

Pursuant to an advisory agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee from each Fund equal to 1.25% of the Fund’s average daily net assets. Under the Advisory Agreement, the amount of the annual advisory fee paid by each Fund to the Adviser is reduced, based on the total assets under management (“AUM”) of all Funds. The annual advisory fee is paid monthly and is equal to 1.25% of each Fund’s average daily assets, so long as total AUM of all Funds is less than $3 billion; the annual advisory fee is equal to 1.20% on that portion of each Fund’s average daily net assets, to the extent that total AUM of all Funds managed by the Adviser is greater than $3 billion.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by either the Funds or in accordance with the terms of the Administrative Services Agreement, described below. Under the terms of the Advisory Agreement, each Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser; (b) the Administrative Services Fee; (c) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (d) all taxes and corporate fees payable by the Fund to governmental agencies; (e) distribution expenses that the Fund is authorized to pay pursuant to its Rule 12b-1 Plan; (f) fees and expenses of other investment companies in which the Funds invests; and (g) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisory Agreement continued in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of each Fund. An Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Trust’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

The Advisory Agreement for the PFG JP Morgan® Tactical Moderate Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG BNY Mellon Diversifier Strategy Fund, PFG PIMCO Active Core Bond Strategy Fund, PFG MFS® Aggressive Capital Appreciation Strategy Fund, PFG American Funds® Capital Appreciation Strategy Fund, PFG American Funds® Conservative Income Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund,

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PFG Janus Henderson® Tactical Income Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Thematic Equity Strategy Fund, PFG Global Equity Index Strategy Fund and PFG US Equity Index Strategy Fund was renewed the Board of the Trust, including a majority of the Independent Trustees at a meeting held on November 11-12, 2025. A discussion regarding the Trustees deliberations on the renewal of the Advisory Agreement is available in the Form N-CSR dated April 30, 2026.

The following table displays the advisory fees for the Funds during the fiscal period ended April 30, 2024:

FUND	Advisory Fees Incurred	Advisory Fees Waived
PFG American Funds® Conservative Income Strategy	$2,421,871	$107,028
PFG American Funds® Capital Appreciation Strategy	$8,359,688	$367,410
PFG Fidelity Institutional AM® Core Plus Bond Strategy	$493,164	$21,491
PFG Fidelity Institutional AM® Equity Index Strategy	$3,893,479	$170,918
PFG Fidelity Institutional AM® Equity Sector Strategy	$4,425,414	$194,714
PFG JPMorgan® Tactical Aggressive Strategy	$3,251,136	$143,607
PFG JPMorgan® Tactical Moderate Strategy	$1,913,178	$84,782
PFG BNY Mellon Diversifier Strategy	$1,671,375	$74,348
PFG MFS® Aggressive Capital Appreciation Strategy	$1,153,378	$50,858
PFG BR Target Allocation Equity Strategy	$1,943,968	$84,922
PFG Meeder Tactical Strategy	$1,426,657	$63,064
PFG Janus Henderson® Balanced Strategy	$3,386,181	$149,662
PFG Invesco® Equity Factor Rotation Strategy	$565,925	$24,706
PFG Janus Henderson® Tactical Income Strategy	$1,338,707	$59,336
PFG PIMCO Active Core Bond Strategy	$1,499,568	$66,192

The following table displays the advisory fees for the Funds during the fiscal period ended April 30, 2025:

FUND	Advisory Fees Incurred	Advisory Fees Waived
PFG American Funds® Conservative Income Strategy	$2,690,844	$94,442
PFG American Funds® Capital Appreciation Strategy	$11,454,749	$403,751
PFG Fidelity Institutional AM® Core Plus Bond Strategy	$740,259	$25,820
PFG Fidelity Institutional AM® Equity Index Strategy	$4,414,242	$154,141
PFG Fidelity Institutional AM® Equity Sector Strategy	$5,188,839	$183,123
PFG JPMorgan® Tactical Aggressive Strategy	$3,539,673	$125,201
PFG JPMorgan® Tactical Moderate Strategy	$1,765,786	$62,660
PFG BNY Mellon Diversifier Strategy	$1,418,802	$50,143
PFG MFS® Aggressive Capital Appreciation Strategy	$1,248,807	$44,484
PFG BR Target Allocation Equity Strategy	$3,582,571	$125,453
PFG Meeder Tactical Strategy	$1,530,161	$54,169
PFG Janus Henderson® Balanced Strategy	$3,545,693	$125,555
PFG Invesco® Equity Factor Rotation Strategy	$742,618	$26,332
PFG Janus Henderson® Tactical Income Strategy	$1,278,935	$45,122
PFG PIMCO Active Core Bond Strategy	$1,705,310	$59,577
PFG Global Equity Index Strategy*	$660,944	$23,140
PFG US Equity Index Strategy*	$884,362	$30,280

*	Commenced operations on May 1, 2024

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The following table displays the advisory fees for the Funds during the fiscal period ended April 30, 2026:

FUND	Advisory Fees Incurred	Advisory Fees Waived
PFG American Funds® Conservative Income Strategy	$2,910,002	$0
PFG American Funds® Strategy	$13,960,748	$0
PFG Fidelity Institutional AM® Core Plus Bond Strategy	$848,743	$0
PFG Fidelity Institutional AM® Equity Index Strategy	$6,393,405	$0
PFG Fidelity Institutional AM® Equity Sector Strategy	$6,491,074	$0
PFG JPMorgan® Tactical Aggressive Strategy	$4,005,148	$0
PFG JPMorgan® Tactical Moderate Strategy	$1,705,299	$0
PFG BNY Mellon Diversifier Strategy	$1,362,842	$0
PFG MFS® Aggressive Strategy	$1,197,400	$0
PFG BR Target Allocation Equity Strategy	$4,820,354	$0
PFG Meeder Tactical Strategy	$1,530,630	$0
PFG Janus Henderson® Balanced Strategy	$3,571,124	$0
PFG Invesco® Equity Factor Rotation Strategy	$783,535	$0
PFG Janus Henderson® Tactical Income Strategy	$1,276,681	$0
PFG PIMCO Active Core Bond Strategy	$1,941,695	$0
PFG Global Equity Index Strategy	$812,218	$0
PFG US Equity Index Strategy*	$1,826,400	$0

The Adviser may utilize information provided by a research provider about Underlying Funds in which the Funds invest. The information provided includes data and analysis about the Underlying Funds in which the Funds invest. For the following research providers, the Adviser or its affiliate receives compensation from the research provider, or from an affiliate of the research provider (collectively, “Research Provider”), in connection with services provided by the Research Provider to other businesses offered by the Adviser or its affiliate: Fidelity Institutional Wealth Advisor LLC, d/b/a Fidelity Institutional AM®; JP Morgan®; BNY Mellon®; MFS®; Janus Henderson®; Invesco®; Meeder and PIMCO®.

The receipt of compensation by the Adviser or its affiliate from a Research Provider, though received in connection with another business offered by the Adviser or its affiliate, creates a conflict of interest in the Adviser’s selection of a research provider to provide information to the Adviser in connection with the Adviser’s management of the Funds and the selection of Underlying Funds, as there is a financial incentive for the Adviser to select a research provider that participates in these other business arrangements. The Adviser seeks to mitigate this conflict by ensuring that any such compensation is reasonable, disclosing the conflict to investors, and monitoring the services provided by each Research Provider to ensure that the selection and retention of each Research Provider is and continues to be in the best interests of shareholders.

Codes of Ethics

The Trust, the Adviser and the Distributor (as defined under the section entitled “The Distributor”) each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. (“Access Persons”). Access Persons of the Adviser and the Distributor are permitted to invest in securities that may also be purchased by the Funds.

In addition, the Trust has adopted a separate code of ethics, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management (the “Officer Code”). The purpose behind the Officer Code’s is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Funds; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of the Officer Code to an appropriate person or persons identified in the Officer Code; and (v) accountability for adherence to the Officer

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Code. Under the code of ethics adopted by the Trust (the “17j-1 Code”), the Trustees are permitted to invest in securities that may also be purchased by the Funds.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and their shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. A copy of the Adviser’s proxy voting policies is attached hereto as Appendix A.

More information. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at 1-888-451-TPFG or sending an email to Fulfillment@ultimusfundsolutions.com; (2) on or through the Funds’ website at www.TPFG.com; and (3) on the SEC website at http://www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-888-451-TPFG and will be sent within three business days of receipt of a request.

Administrative Services Agreement

Effective May 1, 2020, The Pacific Financial Group, Inc. (“TPFG), an affiliate of the Adviser, entered into an Administrative Services Agreement with the Trust (the “Administrative Services Agreement”). Under the terms of the Administrative Services Agreement, TPFG receives a fee from each Fund in an amount equal to 0.70% of the average daily net asset value of the shares of such Fund (the “Administrative Fee”). As of January 1, 2023, the amount of the Administrative Fee paid by each Fund shall be reduced by any amounts received by TPFG, in connection with certain arrangements for a research provider that provides research information to PFG for any of the Funds (each, a “Strategist”) to make payments to TPFG for which Administrative Services are rendered by TPFG. The payments by a Strategist for any Fund shall offset, dollar-for-dollar, that Fund’s obligation to pay the 0.70% Administrative Fee to TPFG. In exchange for the Administrative Fee, TPFG is responsible to provide the following services and to pay for the following Fund expenses.

TPFG Services

The Funds are primarily used to construct Model Portfolios, consisting solely of one or more of the Funds, which are purchased by the Funds’ shareholders. The shareholders are investment management clients of TPFG and are typically introduced to TPFG by a Financial Intermediary. TPFG clients may also invest in customized portfolios consisting of one or more of the Funds (“Unified Managed Accounts” or “UMAs”). In most, but not all, instances, the shareholders are participants in a retirement plan, regulated by the Employee Retirement Income Security Act of 1974 (ERISA) (29 U.S.C. §1001 et seq.) or by the Internal Revenue Code of 1986 (26 U.S.C. §1 et seq.), and the shareholders invest in Model Portfolios or UMAs through a self-directed brokerage account (“SDBA”) or a similar type of account made available by the retirement plan.

Among the services provided to Financial Intermediaries and their clients, who are shareholders of the Funds, by TPFG, under the Administrative Services Agreement, are: (i) assistance in opening an account in which the shareholder will invest in a Model Portfolio or UMA; (ii) providing analytical tools that enable the Financial Intermediary to assist the shareholder in identifying the shareholder’s investment objective and risk profile; (iii) educating, and responding to questions from, shareholders, or from Financial Intermediaries acting on behalf of a shareholder, about the Funds and the Model Portfolios; (iv) trading Model Portfolios or UMAs on behalf of shareholders, and reconciling those trades, typically with the custodian of a retirement plan; (v) maintaining records of investments in Model Portfolios and UMAs, the performance of Model Portfolios, and contributions to, and withdrawals from, Model Portfolios and UMAs, for shareholders and for their Financial Intermediaries; and (vi) assisting in account maintenance, account closings, and account transfers, for shareholders. All of these services are in addition to the services provided by other Fund Service Providers, as described below.

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TPFG Payments

In addition to providing services, TPFG is responsible to make the following payments, on behalf of the Funds: (a) the fees and certain expenses incurred in connection with the provision of Fund Administration, Fund Accounting and Fund Transfer Agent Services (as described below); (b) the fees and certain expenses of the Funds’ Custodian (as defined under the section entitled “Custodian”); (c) a portion of the payments to custodial platform providers and retirement plan administrators for certain custodial, recordkeeping and other services provided to Fund shareholders; (d) the charges and expenses of legal counsel and independent accountants for the Funds; (e) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor; (f) the fees of the Funds’ participation in any trade association of which the Trust may be a member; (g) the cost of fidelity and liability insurance; (h) the fees and expenses involved in maintaining registration of the Fund and of the Funds’ shares with the SEC, maintaining qualification of the Funds’ shares under state securities laws, and the preparation and printing of a Fund’s registration statements and prospectuses for such purposes; (i) expenses of shareholders and Trustees’ meetings; and (j) expenses of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to shareholders (collectively, “Fund Operating Expenses”).

Under the Administrative Services Agreement, Fund Operating Expenses do not include (i) advertising, promotion and other expenses incurred in connection with the sale or distribution of the Funds’ shares (including expenses that the Funds are authorized to pay pursuant to Rule 12b-1); (ii) brokerage fees and commissions; (iii) taxes; (iv) borrowing costs; (iv) fees and expenses of investment companies acquired by a Fund; (v) advisory fees payable to the Adviser; and (vi) extraordinary or non-recurring expenses, such as litigation and indemnification expenses. TPFG’s role with respect to paying Fund Operating Expenses shall be as the paying agent, without responsibility (under the Administrative Services Agreement) for the manner of performance by the Funds’ service providers.

The Administrative Services Agreement will continue in effect for one (1) year and thereafter shall continue from year to year provided such continuance is approved at least annually by a vote of the majority of the Trustees. The Administrative Services Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by TPFG, or by holders of a majority of that Trust’s outstanding shares.

THE DISTRIBUTOR

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an Underwriting Agreement with the Trust (the “Underwriting Agreement”).

The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of each Fund’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of a Fund’s shares, will use reasonable efforts to facilitate the sale of a Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Funds at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of a Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to that Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Funds or provide services to Fund shareholders and make payments to broker-dealers in accordance with the terms of the Funds’ Rule 12b-1 Plan, discussed below. In addition, the Distributor may enter into agreements with investment advisers, financial planners, banks, insurance companies and others, that provide services to Fund shareholders, and make payments in accordance with the terms of the Funds’ 12b-1 Plan. The fees of the Distributor

44

as provided for in the Underwriting Agreement, and certain costs incurred by the Distributor, may also be paid from the Funds’ 12b-1 Plan fees.

The following table sets forth the total compensation received by the Distributor from each Fund during the fiscal year ended April 30, 2024:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
PFG American Funds® Conservative Income Strategy	$0	$0	$0	*
PFG American Funds® Capital Appreciation Strategy	$0	$0	$0	*
PFG Fidelity Institutional AM® Equity Index Strategy	$0	$0	$0	*
PFG Fidelity Institutional AM® Equity Index Strategy	$0	$0	$0	*
PFG Fidelity Institutional AM® Core Plus Bond Strategy	$0	$0	$0	*
PFG JPMorgan® Tactical Aggressive Strategy	$0	$0	$0	*
PFG JPMorgan® Tactical Moderate Strategy	$0	$0	$0	*
PFG BNY Mellon Diversifier Strategy	$0	$0	$0	*
PFG MFS® Aggressive Capital Appreciation Strategy	$0	$0	$0	*
PFG BR Target Allocation Equity Strategy	$0	$0	$0	*
PFG Janus Henderson® Balanced Strategy Fund	$0	$0	$0	*
PFG Invesco® Equity Factor Rotation Strategy Fund	$0	$0	$0	*
PFG Meeder Tactical Strategy	$0	$0	$0	*
PFG Janus Henderson® Tactical Income Strategy	$0	$0	$0	*
PFG PIMCO Active Core Bond Strategy	$0	$0	$0	*

*	For the fiscal year ended April 30, 2024, the Distributor received 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plan”.

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The following table sets forth the total compensation received by the Distributor from each Fund during the fiscal year ended April 30, 2025:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
PFG American Funds® Conservative Income Strategy	$0	$0	$0	*
PFG American Funds® Capital Appreciation Strategy	$0	$0	$0	*
PFG Fidelity Institutional AM® Equity Index Strategy	$0	$0	$0	*
PFG Fidelity Institutional AM® Equity Index Strategy	$0	$0	$0	*
PFG Fidelity Institutional AM® Core Plus Bond Strategy	$0	$0	$0	*
PFG JPMorgan® Tactical Aggressive Strategy	$0	$0	$0	*
PFG JPMorgan® Tactical Moderate Strategy	$0	$0	$0	*
PFG BNY Mellon Diversifier Strategy	$0	$0	$0	*
PFG MFS® Aggressive Capital Appreciation Strategy	$0	$0	$0	*
PFG BR Target Allocation Equity Strategy	$0	$0	$0	*
PFG Janus Henderson® Balanced Strategy Fund	$0	$0	$0	*
PFG Invesco® Equity Factor Rotation Strategy Fund	$0	$0	$0	*
PFG Meeder Tactical Strategy	$0	$0	$0	*
PFG Janus Henderson® Tactical Income Strategy	$0	$0	$0	*
PFG PIMCO Active Core Bond Strategy	$0	$0	$0	*
PFG Global Equity Index Strategy	$0	$0	$0	*
PFG US Equity Index Strategy	$0	$0	$0	*

*	Prior to March 13, 2025, the Distributor received 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plan”. For the fiscal year ended April 30, 2025, the Distributor also received $34,076 from the Adviser as compensation for its distribution services to the Funds.

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The following table sets forth the total compensation received by the Distributor from each Fund during the fiscal year ended April 30, 2026:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
PFG American Funds® Conservative Income Strategy	$0	$0	$0	*
PFG American Funds® Strategy	$0	$0	$0	*
PFG Fidelity Institutional AM® Equity Index Strategy	$0	$0	$0	*
PFG Fidelity Institutional AM® Equity Index Strategy	$0	$0	$0	*
PFG Fidelity Institutional AM® Core Plus Bond Strategy	$0	$0	$0	*
PFG JPMorgan® Tactical Aggressive Strategy	$0	$0	$0	*
PFG JPMorgan® Tactical Moderate Strategy	$0	$0	$0	*
PFG BNY Mellon Diversifier Strategy	$0	$0	$0	*
PFG MFS® Aggressive Strategy	$0	$0	$0	*
PFG BR Target Allocation Equity Strategy	$0	$0	$0	*
PFG Janus Henderson® Balanced Strategy Fund	$0	$0	$0	*
PFG Invesco® Equity Factor Rotation Strategy Fund	$0	$0	$0	*
PFG Meeder Tactical Strategy	$0	$0	$0	*
PFG Janus Henderson® Tactical Income Strategy	$0	$0	$0	*
PFG PIMCO Active Core Bond Strategy	$0	$0	$0	*
PFG Global Equity Index Strategy	$0	$0	$0	*
PFG US Equity Index Strategy	$0	$0	$0	*

*	The Distributor received $307,470 from the Adviser as compensation for its distribution services to the Funds.

The Distributor did not receive 12b-1 fees from the Funds for the fiscal year ended April 30, 2026.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Funds and make payments to broker-dealers in accordance with the terms of the Funds’ Rule 12b-1 Plan, discussed below. The fees of the Distributor as provided for in the Underwriting Agreement, and certain costs incurred by the Distributor, may also be paid from the Funds’ 12b-1 Plan fees.

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Rule 12b-1 Plan

The Trust, on behalf of the Funds, has adopted the Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act for each of the Fund’s (the “Plan”) pursuant to which each Fund is authorized to pay the Distributor, as compensation for Distributor’s account maintenance services under the Plan, a distribution and shareholder servicing fee at the rate of up to 0.10%, however limited by the Board as of March 13, 2025, to 0% of a Fund’s average daily net assets attributable to Class I shares. Such fees shall be based upon a Fund’s average daily net assets during the preceding month and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor.

Prior to reduction of Plan fees to 0%, the Plan authorized payments to the Distributor and other entities for services provided and the expenses borne by the Distributor and others, such as custodial platform providers and retirement plan administrators (“Platforms”), in the distribution of Fund shares and in the servicing of Fund shareholders. For the Distributor, such services and expenses included overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. For Platforms, the Plan permitted the payment of fees charged by Platforms for distribution services provided in connection with Fund shares and custodial, recordkeeping and other services provided to Fund shareholders.

For financial intermediaries, such as brokers, investment advisers, financial planners, banks, insurance companies and others, including their respective representatives (collectively, “Financial Intermediaries”), Plan fees could be used for payment of shareholder services, such as shareholder account administrative services, and marketing support, which may include access to, or financial support for, sales meetings; access to sales representatives and Financial Intermediary management representatives; inclusion of the Funds on a sales list, including a preferred or select sales list; printing and distribution of sales literature and advertising materials; or participation in other sales programs. If prior to reduction of Plan fees to 0%, you worked with a Financial Intermediary in investing in the Funds, the Financial Intermediary may have received 12b-1 fees from the Distributor, for the marketing support and shareholder services provided by the Financial Intermediary.

Further, the Distributor arranges for custodial platform providers and retirement plan administrators to provide distribution services in connection with Fund shares and custodial, recordkeeping and other services to Fund shareholders.

Prior to reduction of Plan fees to 0%, the Distributor was required to provide a written report, at least quarterly, to the Board, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Further, the Distributor informed the Board of any Rule 12b-1 fees to be paid by the Distributor to recipients.

The initial term of the Plan is one year and this will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Rule Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plans. The Plan may be terminated at any time by the Trust or the Funds by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of each Fund.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of a Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust

48

or a Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

The following tables display the allocated distribution related fees pursuant to the Plan, the Funds paid during the fiscal period ended April 30, 2024:

	PFG American Funds® Conservative Income Strategy	PFG American Funds® Capital Appreciation Strategy	PFG Fidelity Institutional AM® Equity Index Strategy	PFG Fidelity Institutional AM® Equity Sector Strategy	PFG Fidelity Institutional AM® Core Plus Bond Strategy
Advertising/Marketing	None	None	None	None	None
Printing/Postage	None	None	None	None	None
Payment to distributor	$16,623	$57,307	$26,673	$30,266	$3,383
Payment to dealers	$374	$2,868	$1,485	$1,958	$79
Compensation to sales personnel	None	None	None	None	None
Other	$176,648	$608,409	$283,249	$321,690	$35,996
Total	$193,645	$668,584	$311,407	$353,914	$39,458

	PFG JPMorgan® Tactical Aggressive Strategy	PFG JPMorgan® Tactical Moderate Strategy	PFG BNY Mellon Diversifier Strategy	PFG MFS® Aggressive Capital Appreciation Strategy	PFG BR Target Allocation Equity Strategy
Advertising/Marketing	None	None	None	None	None
Printing/Postage	None	None	None	None	None
Payment to distributor	$22,277	$13,077	$11,430	$7,900	$13,355
Payment to dealers	$940	$831	$707	$412	$631
Compensation to sales personnel	None	None	None	None	None
Other	$236,739	$139,044	$121,459	$83,918	$141,531
Total	$259,956	$152,952	$133,596	$92,230	$155,517

	PFG Janus Henderson® Balanced Strategy	PFG Invesco® Equity Factor Rotation Strategy	PFG Meeder Tactical Strategy	PFG Janus Henderson® Tactical Income Strategy	PFG PIMCO Active Core Bond Strategy
Advertising/Marketing	None	None	None	None	None
Printing/Postage	None	None	None	None	None
Payment to distributor	$23,156	$3,869	$9,752	$9,161	$10,268
Payment to dealers	$1,455	$272	$667	$485	$497
Compensation to sales personnel	None	None	None	None	None
Other	$246,136	$41,135	$103,650	$97,379	$109,139
Total	$270,747	$45,276	$114,069	$107,025	$119,904

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The following tables display the allocated distribution related fees pursuant to the Plan, the Funds paid during the fiscal period ended April 30, 2025:

	PFG American Funds® Conservative Income Strategy	PFG American Funds® Capital Appreciation Strategy	PFG Fidelity Institutional AM® Equity Index Strategy	PFG Fidelity Institutional AM® Equity Sector Strategy	PFG Fidelity Institutional AM® Core Plus Bond Strategy
Advertising/Marketing	None	None	None	None	None
Printing/Postage	None	None	None	None	None
Payment to distributor	$14,827	$63,265	$24,165	$28,646	$4,049
Payment to dealers	$384	$3,422	$1,029	$2,225	$175
Compensation to sales personnel	None	None	None	None	None
Other	$183,509	$783,673	$299,386	$354,625	$50,103
Total	$198,720	$850,360	$324,580	$385,496	$54,327

	PFG JPMorgan® Tactical Aggressive Strategy	PFG JPMorgan® Tactical Moderate Strategy	PFG BNY Mellon Diversifier Strategy	PFG MFS® Aggressive Capital Appreciation Strategy	PFG BR Target Allocation Equity Strategy
Advertising/Marketing	None	None	None	None	None
Printing/Postage	None	None	None	None	None
Payment to distributor	$19,639	$9,804	$7,846	$6,977	$19,664
Payment to dealers	$826	$769	$589	$321	$948
Compensation to sales personnel	None	None	None	None	None
Other	$243,062	$121,259	$97,041	$86,240	$243,682
Total	$263,527	$131,832	$105,476	$93,538	$264,294

	PFG Janus Henderson® Balanced Strategy	PFG Invesco® Equity Factor Rotation Strategy	PFG Meeder Tactical Strategy	PFG Janus Henderson® Tactical Income Strategy	PFG PIMCO Active Core Bond Strategy
Advertising/Marketing	None	None	None	None	None
Printing/Postage	None	None	None	None	None
Payment to distributor	$19,651	$4,120	$8,477	$7,065	$9,337
Payment to dealers	$1,391	$315	$612	$444	$482
Compensation to sales personnel	None	None	None	None	None
Other	$243,189	$50,935	$104,914	$87,407	$115,569
Total	$264,231	$55,370	$114,003	$94,916	$125,388

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	PFG Global Equity Index Strategy Fund	PFG US Equity Index Strategy Fund
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$3,609	$4,740
Payment to dealers	$439	$282
Compensation to sales personnel	None	None
Other	$44,766	$58,809
Total	$48,814	$63,831

The following tables display the allocated distribution related fees pursuant to the Plan, the Funds paid during the fiscal period ended April 30, 2026:

	PFG American Funds® Conservative Income Strategy	PFG American Funds® Capital Appreciation Strategy	PFG Fidelity Institutional AM® Equity Index Strategy	PFG Fidelity Institutional AM® Equity Sector Strategy	PFG Fidelity Institutional AM® Core Plus Bond Strategy
Advertising/Marketing	None	None	None	None	None
Printing/Postage	None	None	None	None	None
Payment to distributor	$0	$0	$0	$0	$0
Payment to dealers	$0	$0	$0	$0	$0
Compensation to sales personnel	None	None	None	None	None
Other	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0

	PFG JPMorgan® Tactical Aggressive Strategy	PFG JPMorgan® Tactical Moderate Strategy	PFG BNY Mellon Diversifier Strategy	PFG MFS® Aggressive Capital Appreciation Strategy	PFG BR Target Allocation Equity Strategy
Advertising/Marketing	None	None	None	None	None
Printing/Postage	None	None	None	None	None
Payment to distributor	$0	$0	$0	$0	$0
Payment to dealers	$0	$0	$0	$0	$0
Compensation to sales personnel	None	None	None	None	None
Other	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0

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	PFG Janus Henderson® Balanced Strategy	PFG Invesco® Equity Factor Rotation Strategy	PFG Meeder Tactical Strategy	PFG Janus Henderson® Tactical Income Strategy	PFG PIMCO Active Core Bond Strategy
Advertising/Marketing	None	None	None	None	None
Printing/Postage	None	None	None	None	None
Payment to distributor	$0	$0	$0	$0	$0
Payment to dealers	$0	$0	$0	$0	$0
Compensation to sales personnel	None	None	None	None	None
Other	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0

	PFG Global Equity Index Strategy Fund	PFG US Equity Index Strategy Fund
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$0	$0
Payment to dealers	$0	$0
Compensation to sales personnel	None	None
Other	$0	$0
Total	$0	$0

PORTFOLIO MANAGER

Mr. Greg Silberman is the Portfolio Manager of the Funds and is responsible for the day-to-day management of the Funds. As of April 30, 2026, he was responsible for the management of the following types of accounts in addition to the PFG Funds:

Mr. Greg Silberman

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Cos.	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1,982*	$437,200,000*	0	$0

*	Mr. Silberman manages model portfolios, and the chart reflects the number of accounts and total assets that invest consistent with the model portfolios.

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Conflicts of Interest

Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to one or more of the Funds and other accounts. Another potential conflict of interest may arise where another account has the same or similar investment objective as a Fund, whereby the portfolio manager could favor one account over another. Further, a potential conflict could include the portfolio manger’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. These potential conflicts of interest could create the appearance that the portfolio manager is favoring one investment vehicle over another.

The Adviser has adopted the following policies and practices to meet the Adviser’s fiduciary obligations and to ensure that the Adviser’s trading practices are fair to all funds, clients, and accounts and that no fund, client, or account is advantaged or disadvantaged over any other:

Aggregation. The Adviser’s policy is to aggregate transactions where possible and when advantageous. Typically, trades on behalf of the Funds in the PFG Fund Complex are aggregated, but such trades are not typically aggregated with trades on behalf of other accounts or clients, since trades on behalf of Funds in the PFG Fund Complex are executed through a different broker than trades executed on behalf of other accounts or clients, who select the broker for trade execution. When PFG Fund Complex trades are aggregated, mutual funds participating in any aggregated transactions will receive an average share price and transaction costs will be shared equally and on a pro-rata basis. Transactions for the Adviser, its employees, or principals are not aggregated with trades executed on behalf of the PFG Fund Complex.

Allocation. The Adviser’s policy prohibits any allocation of trades in a manner that its proprietary accounts, affiliated accounts, or any particular fund, client or account, or group of funds, clients or accounts receive more favorable treatment than others. As previously noted, transactions for other accounts or clients, and transactions for proprietary accounts, are not aggregated with Fund trades on behalf of the PFG Fund Complex.

IPOs. In the event that the Adviser participates in any initial public offerings (“IPOs”), its policy and practice is to allocate IPO shares fairly and equitably among the PFG Funds, and TPFG clients and accounts according to a specific and consistent basis so as not to advantage any firm, personal, or related account and so as not to favor or disfavor particular funds, clients, or accounts over others.

Compensation.

The portfolio manager is engaged on a consulting basis and is compensated at an hourly rate for services provided, consistent with industry standards. As a consultant, the portfolio manager is not eligible for bonus or employee benefit programs.

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Ownership of Securities.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in each Fund as of April 30, 2026.

Fund	Dollar Range of Equity Securities in the Funds
Mr. Greg Silberman
PFG American Funds® Conservative Income Strategy Fund	None
PFG American Funds® Capital Appreciation Strategy Fund	None
PFG Fidelity Institutional AM® Equity Index Strategy Fund	None
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	None
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	None
PFG JP Morgan® Tactical Aggressive Strategy Fund	None
PFG JP Morgan® Tactical Moderate Strategy Fund	None
PFG BNY Mellon® Diversifier Strategy Fund	None
PFG MFS® Aggressive Capital Appreciation Strategy Fund	None
PFG BR Target Allocation Equity Strategy Fund	None
PFG Janus Henderson® Balanced Strategy Fund	None
PFG Janus Henderson® Tactical Income Strategy Fund	None
PFG Invesco® Equity Factor Rotation Strategy Fund	None
PFG Meeder Tactical Strategy Fund	None
PFG PIMCO Active Core Bond Strategy Fund	None
PFG Global Equity Index Strategy Fund	None
PFG US Equity Index Strategy Fund	None

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Funds are made by the portfolio manager who is a consultant to the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by them on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Adviser for the Funds’ use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of the Funds on a continuing basis.

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These factors, along with efficiency and quality of service, as well as the nature of Fund trading, have led the Adviser to select a single broker for Fund trading.

The brokers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds. Commissions generated from executing a transaction on behalf of one Fund may be used to pay for brokerage, research and other services provided to other Funds. Further, the use of the Funds’ commissions to pay for brokerage, research and other services provides a benefit to the Adviser, as the Adviser is able to avoid the costs of paying for such services. This creates a conflict of interest for the Adviser, as the Adviser has a financial incentive to select brokers that provide such services that benefit the Adviser.

For the fiscal period ended April 30, 2024, the Funds incurred the following in brokerage commissions:

Fund	Brokerage Commissions
PFG American Funds® Conservative Income Strategy Fund	$5,950
PFG American Funds® Capital Appreciation Strategy Fund	$5,128
PFG Fidelity Institutional AM® Equity Index Strategy Fund	$5,442
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	$85,540
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	$24,715
PFG JP Morgan® Tactical Aggressive Strategy Fund	$33,657
PFG JP Morgan® Tactical Moderate Strategy Fund	$37,934
PFG BNY Mellon Diversifier Strategy Fund	$1,584
PFG MFS® Aggressive Capital Appreciation Strategy Fund	$8,747
PFG BR Target Allocation Equity Strategy Fund	$103,894
PFG Janus Henderson® Balanced Strategy Fund	$21,494
PFG Invesco® Equity Factor Rotation Strategy Fund	$43,618
PFG Meeder Tactical Strategy Fund	$0
PFG Janus Henderson® Tactical Income Strategy Fund	$11,048
PFG PIMCO Active Core Bond Strategy Fund	$5,472

For the fiscal period ended April 30, 2025, the Funds incurred the following in brokerage commissions:

Fund	Brokerage Commissions
PFG American Funds® Conservative Income Strategy Fund	$7,584
PFG American Funds® Capital Appreciation Strategy Fund	$6,563
PFG Fidelity Institutional AM® Equity Index Strategy Fund	$6,144
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	$189,449
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	$9,131
PFG JP Morgan® Tactical Aggressive Strategy Fund	$41,192
PFG JP Morgan® Tactical Moderate Strategy Fund	$26,954
PFG BNY Mellon Diversifier Strategy Fund	$984
PFG MFS® Aggressive Capital Appreciation Strategy Fund	$10,284
PFG BR Target Allocation Equity Strategy Fund	$50,045
PFG Janus Henderson® Balanced Strategy Fund	$23,632
PFG Invesco® Equity Factor Rotation Strategy Fund	$24,199
PFG Meeder Tactical Strategy Fund	$15
PFG Janus Henderson® Tactical Income Strategy Fund	$18,730
PFG PIMCO Active Core Bond Strategy Fund	$6,892
PFG Global Equity Index Strategy Fund *	$12,684
PFG US Equity Index Strategy Fund *	$14,837

*	Commenced Operations on May 1, 2024

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For the fiscal period ended April 30, 2026, the Funds incurred the following in brokerage commissions:

Fund	Brokerage Commissions
PFG American Funds® Conservative Income Strategy Fund	$5,546
PFG American Funds® Strategy Fund	$9,209
PFG Fidelity Institutional AM® Equity Index Strategy Fund	$5,457
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	$287,763
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	$7,336
PFG JP Morgan® Tactical Aggressive Strategy Fund	$51,078
PFG JP Morgan® Tactical Moderate Strategy Fund	$24,276
PFG BNY Mellon Diversifier Strategy Fund	$1,367
PFG MFS® Aggressive Strategy Fund	$4,770
PFG BR Target Allocation Equity Strategy Fund	$15,804
PFG Janus Henderson® Balanced Strategy Fund	$17,444
PFG Invesco® Equity Factor Rotation Strategy Fund	$26,040
PFG Meeder Tactical Strategy Fund	$0
PFG Janus Henderson® Tactical Income Strategy Fund	$5,042
PFG PIMCO Active Core Bond Strategy Fund	$3,648
PFG Global Equity Index Strategy Fund	$6,460
PFG US Equity Index Strategy Fund	$12,202

PORTFOLIO TURNOVER

Each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by that Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by that Fund. A 100% turnover rate would occur if all of a Fund’s portfolio securities were replaced once within a one-year period.

For the fiscal period ended April 30, 2025, the Funds’ portfolio turnover rate was:

Fund
PFG American Funds® Conservative Income Strategy Fund	14%
PFG American Funds® Capital Appreciation Strategy Fund	27%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	21%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	114%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	26%
PFG JP Morgan® Tactical Aggressive Strategy Fund	51%
PFG JP Morgan® Tactical Moderate Strategy Fund	50%
PFG BNY Mellon Diversifier Strategy Fund	38%
PFG MFS® Aggressive Capital Appreciation Strategy Fund	24%
PFG BR Target Allocation Equity Strategy Fund	42%
PFG Janus Henderson® Balanced Strategy Fund	29%
PFG Invesco® Equity Factor Rotation Strategy Fund	57%
PFG Meeder Tactical Strategy Fund	12%
PFG Janus Henderson® Tactical Income Strategy Fund	101%
PFG PIMCO Active Core Bond Strategy Fund	23%
PFG Global Equity Index Strategy Fund*	29%
PFG US Equity Index Strategy Fund*	22%

*	Commence Operations on May 1, 2024

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For the fiscal period ended April 30, 2026, the Funds’ portfolio turnover rate was:

Fund
PFG American Funds® Conservative Income Strategy Fund	14%
PFG American Funds® Strategy Fund	16%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	14%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	120%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	42%
PFG JP Morgan® Tactical Aggressive Strategy Fund	58%
PFG JP Morgan® Tactical Moderate Strategy Fund	47%
PFG BNY Mellon Diversifier Strategy Fund	32%
PFG MFS® Aggressive Strategy Fund	15%
PFG BR Target Allocation Equity Strategy Fund	8%
PFG Janus Henderson® Balanced Strategy Fund	23%
PFG Invesco® Equity Factor Rotation Strategy Fund	76%
PFG Meeder Tactical Strategy Fund	16%
PFG Janus Henderson® Tactical Income Strategy Fund	27%
PFG PIMCO Active Core Bond Strategy Fund	15%
PFG Global Equity Index Strategy Fund	15%
PFG US Equity Index Strategy Fund	21%

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Ultimus Fund Solutions, LLC, (“UFS”), which has its principal office at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, serves as administrator, fund accountant and transfer agent for the Funds pursuant to a Fund Services Agreement (the “Services Agreement”) with the Trust and subject to the supervision of the Board. UFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. UFS is an affiliate of the Distributor. UFS may also provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of UFS or its affiliates.

UFS may recommend the engagement of certain service providers, such as trading subadvisors, securities lending agents and other service providers, to the Trust and advisers and subadvisers of Funds in the Trust. UFS may receive a referral or revenue sharing fee from such service providers in connection with such engagements. Any agreements between the Trust and such service providers are subject to the approval of the Trustees.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC and its affiliated companies including Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC (“NLCS”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third

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party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”).  As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The Services Agreement between the Trust and UFS became effective on June 22, 2011 and remained in effect for two years from the applicable effective date for the Funds, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The Services Agreement is terminable by the Board or UFS on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of UFS. The Services Agreement provides that UFS shall be without liability for any action reasonably taken or omitted pursuant to the Services Agreement.

Under the Services Agreement, UFS performs administrative services, including: (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring Fund holdings and operations for post-trade compliance with each Fund’s registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements and tailored shareholder reports; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attending and participating in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust’s federal, state, and local tax returns as prepared and signed by the Trust’s independent public accountants; (8) preparing and maintaining the Trust’s operating expense budget to determine proper expense accruals to be charged to each Fund to calculate its daily net asset value; (9) assisting in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust’s Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-CEN, N-CSR, N-PORT and N-PX; (10) coordinating the Trust’s audits and examinations by assisting each Fund’s independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitating such registration or qualification; (12) monitoring sales of shares and ensuring that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Fund; (14) preparing, or cause to be prepared, expense and financial reports; (15) preparing authorizations for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting each Fund in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of UFS); and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

Under the Services Agreement, UFS also provides the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintenance of certain books and records described in Rule 31a-1 under the 1940 Act, and reconciliation of account information and balances among the Funds’ custodian and Adviser; and (vii) monitoring and evaluation of daily income and expense accruals, and sales and redemptions of shares of the Funds.

Under the Services Agreement, UFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to the Services Agreement. Under the Services Agreement, UFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For all services rendered to the Funds by UFS under the Services Agreement, UFS receives the greater of an annual minimum fee or an asset-based fee that will be calculated based upon the average net assets of all of the Funds for the previous month. UFS also receives payment for any out-of-pocket expenses. Under the Administrative Services Agreement, TPFG is responsible to make these payments to UFS.

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For the fiscal period ended April 30, 2024, the Funds paid the following amounts to TPFG pursuant to the Administrative Services Agreement for the provision of certain services and payment of operating expenses for the Funds:

Fund
PFG American Funds® Conservative Income Strategy Fund	$1,355,499
PFG American Funds® Capital Appreciation Strategy Fund	$4,680,042
PFG Fidelity Institutional AM® Equity Index Strategy Fund	$2,179,824
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	$2,477,376
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	$276,201
PFG JP Morgan® Tactical Aggressive Strategy Fund	$1,819,843
PFG JP Morgan® Tactical Moderate Strategy Fund	$1,070,652
PFG BNY Mellon Diversifier Strategy Fund	$935,166
PFG MFS® Aggressive Capital Appreciation Strategy Fund	$645,602
PFG BR Target Allocation Equity Strategy Fund	$1,088,692
PFG Meeder Tactical Strategy Fund	$798,479
PFG Janus Henderson® Balanced Strategy Fund	$1,895,212
PFG Invesco® Equity Factor Rotation Strategy Fund	$316,927
PFG Janus Henderson® Tactical Income Strategy Fund	$749,164
PFG PIMCO Active Core Bond Strategy Fund	$839,319

For the fiscal period ended April 30, 2025, the Funds paid the following amounts to TPFG pursuant to the Administrative Services Agreement for the provision of certain services and payment of operating expenses for the Funds:

Fund
PFG American Funds® Conservative Income Strategy Fund	$1,521,713
PFG American Funds® Capital Appreciation Strategy Fund	$6,478,156
PFG Fidelity Institutional AM® Equity Index Strategy Fund	$2,496,364
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	$2,934,469
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	$418,620
PFG JP Morgan® Tactical Aggressive Strategy Fund	$2,001,809
PFG JP Morgan® Tactical Moderate Strategy Fund	$998,605
PFG BNY Mellon Diversifier Strategy Fund	$802,360
PFG MFS® Aggressive Capital Appreciation Strategy Fund	$706,232
PFG BR Target Allocation Equity Strategy Fund	$2,026,083
PFG Meeder Tactical Strategy Fund	$865,357
PFG Janus Henderson® Balanced Strategy Fund	$2,005,207
PFG Invesco® Equity Factor Rotation Strategy Fund	$419,964
PFG Janus Henderson® Tactical Income Strategy Fund	$723,261
PFG PIMCO Active Core Bond Strategy Fund	$964,373
PFG Global Equity Index Strategy Fund*	$373,808
PFG US Equity Index Strategy Fund*	$500,123

*	Commenced Operations on May 1, 2024

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For the fiscal period ended April 30, 2026, the Funds paid the following amounts to TPFG pursuant to the Administrative Services Agreement for the provision of certain services and payment of operating expenses for the Funds:

Fund
PFG American Funds® Conservative Income Strategy Fund	$1,651,462
PFG American Funds® Strategy Fund	$7,923,431
PFG Fidelity Institutional AM® Equity Index Strategy Fund	$3,628,896
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	$3,684,118
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	$481,654
PFG JP Morgan® Tactical Aggressive Strategy Fund	$2,273,080
PFG JP Morgan® Tactical Moderate Strategy Fund	$967,742
PFG BNY Mellon Diversifier Strategy Fund	$773,394
PFG MFS® Aggressive Strategy Fund	$679,529
PFG BR Target Allocation Equity Strategy Fund	$2,735,946
PFG Meeder Tactical Strategy Fund	$868,639
PFG Janus Henderson® Balanced Strategy Fund	$2,026,590
PFG Invesco® Equity Factor Rotation Strategy Fund	$444,681
PFG Janus Henderson® Tactical Income Strategy Fund	$724,481
PFG PIMCO Active Core Bond Strategy Fund	$1,101,965
PFG Global Equity Index Strategy Fund	$461,016
PFG US Equity Index Strategy Fund	$1,036,821

CUSTODIAN

Bank of New York Mellon (“BONY” or the “Custodian”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement by and between BONY and the Trust on behalf of the Funds.  BONY responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custody Agreement, BONY also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets. BONY’s principal place of business is One Wall Street, New York, NY 10286.

UFS serves as “Custody Administrator” under the Funds’ Custody Agreement with BONY, and receives a share of the fees paid to the Custodian for performing certain administrative tasks normally performed by the Custodian, as well as certain enhanced reporting in connection with these functions. For these services, UFS receives a share of the asset-based custody fee as well as a portion of certain transaction fees paid under the Custody Agreement. Fees under the Custody Agreement are paid by TPFG, under the Administrative Services Agreement.

COMPLIANCE OFFICER

Northern Lights Compliance Services, LLC, (“NLCS”) at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to a Fund, NLCS receives an annual fixed fee and an asset based fee, which scales downward based upon that Fund’s net assets. NLCS also receives payment for any out-of-pocket expenses. Under the Administrative Services Agreement, TPFG is responsible to make these payments to NLCS.

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DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable.

The Funds, each a series of the Trust, have one class of shares, Class I shares. The Funds’ Class I shares, like most institutional shares, offer an expense ratio that may be generally lower than other classes of shares offered within the mutual fund industry. However, unlike most institutional classes of shares, there are no minimums on initial or subsequent investments in the Funds’ Class I shares. In addition, The Funds’ Class I shares are available to individual investors directly.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program is written and has been approved by the Board. The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor, and Transfer Agent have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” NAV of each Fund’s shares is determined by dividing the total value of that Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of that Fund.

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Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, a Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities a Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before a Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of each Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because a Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Each Fund’s shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes

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of calculating the NAV, a Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, a Fund may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

A Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has designated the Adviser as its “Valuation Designee” to execute these procedures. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to ensure that the process produces reliable results.

Valuation Process. Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the Adviser shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Standards for Fair Value Determinations. As a general principle, the fair value of a security is the amount that a Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may

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be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of each Fund’s investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Adviser takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of a Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

Board Determination. The Board meets at least quarterly to consider the valuations provided by the Adviser and to ratify the valuations made for the applicable securities. The Board considers the reports provided by the Adviser, including follow-up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the NYSE will be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by a Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

A Fund will redeem all or any portion of a shareholder’s shares of that Fund when requested in accordance with the procedures set forth in the “How to Redeem Shares” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by that Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Fund fairly to determine the value of its

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net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under “How To Redeem Shares” in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Notice to Texas Shareholders

Under section 72.1021(a) of the Texas Property Code, initial investors in a Fund who are Texas residents may designate a representative to receive notices of abandoned property in connection with Fund shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the address below to obtain a form for providing written notice to the Trust:

Pacific Financial Funds

c/o Ultimus Fund Solutions, LLC

Regular/Express Mail

P.O. Box 46707

Cincinnati, OH 45246

or overnight to

225 Pictoria Drive, Suite 450,

Cincinnati, OH 45246

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Funds.

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Funds should not be subject to federal income or excise tax on its investment company taxable income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Investment company taxable income and net capital gain of the Funds will be computed in accordance with Section 852 of the Code.

Investment company taxable income generally includes dividends, interest and other income, less certain allowable expenses, and it also includes any excess of net short-term capital gains over net long-term capital losses. Net capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) for a fiscal year is computed by taking into account any capital loss carryforward of the Funds. Capital losses incurred in taxable years beginning after December 22, 2010 may be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carry

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forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

At April 30, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilize capital loss carryforwards as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
PFG BNY Mellon Diversifier Strategy Fund	—	8,385,301	8,385,301	1,025,215
PFG BR Target Allocation Equity Strategy Fund	—	—	—	531,368
PFG Invesco® Equity Factor Rotation Strategy Fund	—	403,124	403,124	8,375,912
PFG Janus Henderson® Balanced Strategy Fund	—	—	—	293,631
PFG Janus Henderson® Tactical Income Strategy Fund	—	—	—	4,414,178
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—	—	2,276,512
PFG PIMCO Active Core Bond Strategy Fund	1,196,751	5,199,783	6,396,534	21,032

Each Fund intends to distribute all of its investment company taxable income and net capital gain in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of investment company taxable income and net capital gain will be made at least annually, no later than December 31 of each year. Both types of distributions will be in shares of a Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, a Fund would be required to pay income taxes on

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its income at the rates generally applicable to corporations, and distributions to shareholders, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

A Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans generally are exempt from income taxation under the Code, but should consult their own tax advisers about the tax consequences of investing in a Fund, including potential taxation of unrelated business taxable income.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income or “qualified dividend income” (as described below). In most cases a Fund will hold shares in Underlying Funds for less than 12 months, such that its sales of such shares from time to time will not qualify as long-term capital gains for those investors who hold shares of a Fund in taxable accounts.

Dividends paid by a Fund to an individual shareholder, to the extent such dividends are attributable to “qualified dividend income” received by a Fund from U.S. corporations (and certain foreign corporations), may qualify for taxation at the long-term capital gains rate available to individuals on qualified dividend income. Furthermore, dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may qualify for a dividends received deduction.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends, qualified dividend income distributions and capital gain dividends, as well as gains from redemption of Fund shares) of U.S. individuals, estates and trusts, to the extent that the shareholder’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of investment company taxable income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to reinvest distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

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All distributions of investment company taxable income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Other Reporting and Withholding Requirements

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by a Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for a Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

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Passive Foreign Investment Companies

Investment by a Fund in certain passive foreign investment companies (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to its shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to the dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables generally will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

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Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was originally issued, even though the holder receives no interest payment in cash on the security during the year. In addition, other debt instruments, such as pay-in-kind securities, may give rise to income under the original issue discount rules, which income is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (that is, U.S. citizens and residents, and domestic corporations, partnerships, trusts and estates). Shareholders who are not U.S. persons should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in a Fund.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions.

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Shareholders should consult their tax advisers about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen and Company, Ltd., located at 1350 Euclid Ave., Suite 800, Cleveland, OH 44115, serves as the Funds’ independent registered public accounting firm providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700 Columbus, OH 43215 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in the SAI are hereby incorporated by reference to the Form N-CSR for all the Funds for the fiscal period ended April 30, 2026. You can obtain a copy of the Funds’ Annual Financial Statements without charge by calling the Fund at 1-888-451-TPFG.

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APPENDIX A

PROXY VOTING POLICES AND PROCEDURES

PACIFIC FINANCIAL GROUP, LLC

Proxy Voting

Adopted: 3/1/2019

Last Reviewed: 8/5/2026

Application

This policy outlines the policies and procedures of the Firm relevant to the voting of proxies for retail investors as well as the funds advised by the Firm. Each of the Firm’s portfolio managers, traders and compliance personnel are required to comply with this policy. Unless stated otherwise, this policy applies to The Pacific Financial Group, Inc. (“TPFG”) and Pacific Financial Group, LLC (“PFG”).

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

The Division of Investment Management has provided guidance about investment advisers’ responsibilities in voting client proxies and retaining proxy advisory firms, while the Division of Corporation Finance addressed the availability and requirements of two exemptions to the federal proxy rules that are often relied upon by proxy advisory firms.

Policy

TPFG Proxy Policy

●	TPFG, as a matter of policy does not vote client proxies, nor does it recommend to clients how they should vote proxies for portfolio securities.

PFG Proxy Policy

●	When serving as the adviser to the Pacific Funds, PFG will vote proxies in the best interest of the Pacific Funds in accordance with these procedures.

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Responsibility

The Chief Investment Officer has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

The Firm has adopted procedures to implement its policy and reviews and monitors its procedures to ensure the Firm’s policy is observed, implemented properly and amended or updated. The Firm will provide required disclosures in response to Item 17 of Form ADV Part 2A summarizing this proxy voting policy.

TPFG Retail Client Proxy Voting Policy:

●	TPFG does not as a matter of practice vote proxies for its retail clients. In the event TPFG changes its practice, TPFG will revise these policies to ensure the TPFG’s proxy voting practices comport with applicable regulations and that such voting is in the client’s best interest.

PFG Fund Proxy Voting Policy:

●	PFG serves as the adviser to the Pacific Family of Mutual Funds (the “Pacific Funds” or “Funds”) which are open-end mutual funds under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are funds of funds meaning they invest primarily in other mutual funds and exchange traded funds. The Funds do not invest in individual equities. If the Funds were to invest in individual equities, this Proxy Voting Policy will be amended to appropriately address the Fund’s proxy policy as relevant to individual equities to the extent different than these policies.

●	As the adviser to the Pacific Funds, PFG seeks to benefit from the safe harbor of Section 12(d)(1)(F) under the 1940 Act. Section 12(d)(1)(F) requires that shares of underlying investment companies be voted “in the same proportion as the vote of all other holders of such security” (“echo” or “mirror” voting). Accordingly, when voting proxies for the Funds, PFG will vote in the same proportion as all other voting shareholders of the underlying funds.

●	To the extent the PFG Funds invest in underlying funds in excess of the statutory 3% limit in reliance on Rule 12d1-4 under the Investment Company Act of 1940, the Funds will comply with all applicable conditions of the Rule, including entering into required Fund of Funds Investment Agreements with unaffiliated underlying funds. Furthermore, as a matter of operational policy, PFG has determined to utilize “mirror” voting in all instances for underlying fund shares held in reliance on Rule 12d1-4, casting its ballots in the same proportion as the vote of all other independent holders of such securities, regardless of whether the Funds’ collective ownership group has crossed the specific regulatory thresholds (e.g., 10% for closed-end funds or 25% for open-end funds) that would otherwise mandate such voting.

●	The Funds proxy vote is submitted by mail with a copy of the ballot and cover letter with “mirror voting” instructions. A record of all votes is maintained and used to compile Form N-PX. This form contains the relevant information to identify the securities issuer, ticker, CUSIP or other identifying information, dates to include shareholder meeting date and reporting period, the subject matter of the vote, the proposal type, and whether PFG voted on the matter, a summary of the vote cast (i.e. noting mirror voting).

●	PFG’s proxy voting policy is reviewed and tested for compliance with these policies at least annually and the results of the review are documented as part of the PFG’s annual review and required books and records.

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Record Keeping

The Firm’s Chief Investment Officer or designee is responsible for maintaining accurate records of all proxies voted to include any analysis or supporting document used in completing the Form N-PX. The proxy voting records are maintained in accordance with the Firm’s Books and Records requirements.

*     *     *

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Northern Lights Fund Trust

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated January 19, 2005, as amended December 14, 2009, September 26, 2012 and June 25, 2019 previously filed on August 22, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,207, and hereby incorporated by reference.
(a)(2)	Certificate of Trust as filed with the State of Delaware on January 19, 2005. Previously filed on February 18, 2005 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.
(b)	By-Laws, effective as of January 19, 2005, as amended December 14, 2009, March 23, 2016, November 9, 2021 and February 9, 2023 previously filed on April 25, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1425, and hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant, with respect to the Adaptive Allocation Fund (previously known as Critical Math Fund), and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(d)(2)

Investment Advisory Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference. Amended Investment Advisory Agreement to include The Biondo Focus Fund previously filed on January 14, 2010 to the Registrant’s Registration Statement in

Post-Effective Amendment No. 121, and hereby incorporated by reference.

(d)(3)	Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Fund, and Changing Parameters, LLC, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(d)(4)	Investment Advisory Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, LLC, previously filed on May 10, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.
(d)(5)	Investment Advisory Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC, previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(6)	Investment Advisory Agreement between the Registrant, with respect to EAS Crow Point Alternatives Fund and Crow Point Partners, LLC, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 883, and hereby incorporated by reference.

(d)(7)	Investment Advisory Agreement between the Registrant, with respect to KCM Macro Trends Fund and Kerns Capital Management, Inc., previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(d)(8)	Investment Advisory Agreement between the Registrant, with respect to the Wade Tactical L/S Fund and Wade Financial Group, previously filed on November 28, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 436, and hereby incorporated by reference.
(d)(9)	Investment Advisory Agreement between the Registrant, with respect to the Toews Hedged Core Frontier Fund and Toews Corporation previously filed on May 14, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 87, and hereby incorporated by reference. Amended Investment Advisory Agreement to include Toews Hedged Core W Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core L Fund and Toews Hedged Core S Fund previously filed on June 4, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 156, and hereby incorporated by reference. Amended Investment Advisory to include Toews Hedged Growth Allocation, Toews Unconstrained Income Fund and Toews Hedged Commodities Fund previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(d)(10)	Investment Advisory Agreement between the Registrant, with respect to the Leader Short Term Bond Fund and Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference. Amended Investment Advisory Agreement to include Leader Total Return Fund previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(d)(11)	Investment Advisory Agreement between Montebello Partners, LLC and the Registrant, with respect to the GMG Defensive Beta Fund previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(d)(12)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Bond Asset Allocation Fund previously filed on July 21, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 94, and hereby incorporated by reference.
(d)(13)	Investment Advisory Agreement between Astor Investment Management, LLC and the Registrant, with respect to the Astor Long/Short ETF Fund, the Astor S.T.A.R. ETF Fund and the Astor Active Income ETF Fund, previously filed on March 9, 2015 to the Registrant’s Registration Declaration in Post-Effective Amendment No. 694, and hereby incorporated by reference.
(d)(14)	Investment Advisory Agreement between Equinox Fund Management, LLC and the Registrant, with respect to Equinox MutualHedge Futures Strategy Fund previously filed on January 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 122, and hereby incorporated by reference.
(d)(15)	Investment Advisory Agreement between Investment Partners Asset Management, Inc. and the Registrant, with respect to Investment Partners Opportunities Fund previously filed on October 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 111, and hereby incorporated by reference.
(d)(16)	Amendment to the Investment Advisory Agreement between Princeton Fund Advisors, LLC and the Registrant, with respect to Princeton Futures Strategy Fund, filed previously filed on July 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 847, and hereby incorporated by reference.

(d)(17)	Sub-Advisory Agreement between Princeton Fund Advisors, LLC and 6800 Capital, LLC, with respect to the Princeton Futures Strategy Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(d)(18)	Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Congress Asset Management Company, LLP, with respect to the Princeton Futures Strategy Fund previously filed on October 9, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.
(d)(19)	Investment Advisory Agreement between Chadwick & D’Amato, LLC and the Registrant, with respect to Chadwick & D’Amato Fund previously filed on June 10, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 157, and hereby incorporated by reference.
(d)(20)	Investment Advisory Agreement between 13D Management, LLC and the Registrant, with respect to 13D Activist Fund previously filed on December 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 345, and hereby incorporated by reference.
(d)(21)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Futures Evolution Fund, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris Multi-Strategy Alternatives Fund and Altegris GSA Trend Strategy Fund previously filed on April 19, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 960, and hereby incorporated by reference.
(d)(22)	Investment Advisory Agreement between W.E. Donoghue & Co., Inc. and the Registrant, with respect to Power Income Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.
(d)(23)	Investment Advisory Agreement between Portfolio Strategies, Inc. and the Registrant, with respect to PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.
(d)(24)	Investment Advisory Agreement between CWC Advisors, LLC and the Registrant, with respect to CWC Small Cap Aggressive Value Fund previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(d)(25)	Investment Advisory Agreement between Traub Capital Management, LLC and the Registrant, with respect to The FX Strategy Fund previously filed on January 20, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 201, and hereby incorporated by reference.
(d)(26)	Investment Advisory Agreement between TransWestern Capital Advisors, LLC and the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference. Amendment to the Investment Advisory Agreement between TransWestern Capital Advisors, LLC, and the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on April 25, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 601, and hereby incorporated by reference.

(d)(27)	Investment Sub-Advisory Agreement between TransWestern Capital Advisors, LLC and Loomis, Sayles & Company, L.P., with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference.
(d)(28)	Investment Advisory Agreement between Logan Circle Partners, L.P., and the Registrant, with respect to Fortress Long/Short Credit Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(29)	Investment Advisory Agreement between Beech Hill Advisors, Inc., and the Registrant, with respect to Beech Hill Total Return Fund previously filed on January 5, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 196, and hereby incorporated by reference.
(d)(30)	Investment Advisory Agreement between Clark Capital Management Group, Inc., and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(d)(31)	Investment Advisory Agreement between Knollwood Investment Advisors, LLC, and the Registrant, with respect to Grant Park Managed Futures Strategy Fund previously filed on March 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 226, and hereby incorporated by reference.
(d)(32)	Transfer and Assumption Agreement between Knollwood Investment Advisors, LLC, and Dearborn Capital Management, L.L.C., with respect to the Investment Advisory Agreement specific as to the Grant Park Managed Futures Strategy Fund previously filed on May 31, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 491, and hereby incorporated by reference.
(d)(33)	Investment Advisory Agreement between Risk Paradigm Group, LLC, and the Registrant, with respect to Diversified Risk Parity Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.
(d)(34)	Investment Advisory Agreement between Genesis Capital LLC, and the Registrant, with respect to Granite Harbor Alternative Fund and Granite Harbor Tactical Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.
(d)(35)	Investment Advisory Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Short Duration Income Fund previously filed on May 27, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 261, and hereby incorporated by reference. First Amendment to Investment Advisory Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Short Duration Income Fund previously filed on July 26, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,201 and hereby incorporated by reference.
(d)(36)	Investment Advisory Agreement between Giralda Advisors, LLC, and the Registrant, with respect to The Giralda Fund previously filed on May 4, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 245, and hereby incorporated by reference.
(d)(37)	Investment Advisory Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on March 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 595, and hereby incorporated by reference.
(d)(38)	Investment Advisory Agreement between Makefield Capital Management, LLC and the Registrant, with respect to Makefield Managed Futures Strategy Fund, previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.

(d)(39)	Investment Advisory Agreement between Ascendant Advisors, LLC and the Registrant, with respect to Ascendant Balanced Fund, Ascendant Natural Resources Fund, Ascendant Deep Values Convertible Fund and Patriot Fund previously filed on January 27, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 580, and hereby incorporated by reference.
(d)(40)	Investment Advisory Agreement between Winch Advisory Services, LLC and the Registrant, with respect to Ginkgo Multi-Strategy Fund previously filed on July 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 282, and hereby incorporated by reference.
(d)(41)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Doubleline Capital LP, with respect to Altegris Futures Evolution Strategy Fund previously filed on October 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 318, and hereby incorporated by reference.
(d)(42)	Investment Advisory Agreement between Risk Paradigm Group, LLC and the Registrant, with respect to RPG Emerging Market Sector Rotation Fund previously filed on November 28, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 337, and hereby incorporated by reference.
(d)(43)	Investment Sub-Advisory Agreement between Risk Paradigm Group, LLC and F-Squared Institutional Advisors, LLC, with respect to RPG Emerging Market Sector Rotation Fund previously filed on October 9, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.
(d)(44)	Investment Advisory Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Tactical Futures Strategy Fund previously filed on March 12, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 363, and hereby incorporated by reference.
(d)(45)	Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Scotia Partners, LLC, with respect to the CMG Tactical Futures Strategy Fund previously filed on March 12, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 363, and hereby incorporated by reference.
(d)(46)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Harvest Capital Strategies, LLC, with respect to the Altegris Equity Long Short Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(47)	Investment Advisory Agreement between Wright Fund Management, LLC and the Registrant, with respect to the Sierra Tactical Core Income Fund previously filed on December 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 343, and hereby incorporated by reference.
(d)(48)	Investment Advisory Agreement between Princeton Fund Advisors, LLC, Eagle Global Advisors, LLC and the Registrant, with respect to the Eagle MLP Strategy Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(49)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Visium Asset Management LP, with respect to the Altegris Equity Long Short Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(50)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and the Registrant, with respect to the Sandalwood Opportunity Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.

(d)(51)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Sandalwood Securities, Inc., with respect to the Sandalwood Opportunity Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(52)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Deer Park Road Management, LP, with respect to the Sandalwood Opportunity Fund previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 658, and hereby incorporated by reference.
(d)(53)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Acuity Capital Management, LLC, with respect to the Sandalwood Opportunity Fund previously filed on November 20, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 561, and hereby incorporated by reference.
(d)(54)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and MidOcean Credit Fund Management, L.P., with respect to the Sandalwood Opportunity Fund previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(d)(55)	Interim Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Whippoorwill Capital Management LP, with respect to the Sandalwood Opportunity Fund previously filed on July 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 729, and hereby incorporated by reference.
(d)(56)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and RockView Management, LLC, with respect to the Altegris Fixed Income Long Short Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(57)	Investment Advisory Agreement between The Pacific Financial Group, LLC and the Registrant, with respect to the Pacific Financial Alternative Strategies Fund, Pacific Financial Flexible Growth & Income Fund, Pacific Financial Balanced Fund, Pacific Financial Foundational Asset Allocation Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Faith & Values Based Conservative Fund and Pacific Financial Faith & Values Based Diversified Growth Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(58)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Hedged Income Fund previously filed on February 12, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 459, and hereby incorporated by reference.
(d)(59)	Investment Advisory Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Global Equity Fund and CMG Managed High Yield Fund previously filed on May 1, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 485, and hereby incorporated by reference.
(d)(60)	Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Alpha Simplex Group, LLC, with respect to the CMG Global Equity Fund previously filed on October 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 648, and hereby incorporated by reference.
(d)(61)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Tactical Fixed Income Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.

(d)(62)	Assignment and Consent between the Registrant, Emerald Asset Advisors, LLC and Crow Point Partners, LLC previously filed on March 7, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 469, and hereby incorporated by reference.
(d)(63)	Advisory Fee Waiver between Traub Capital Management, LLC. and the Registrant, with respect to The FX Strategy Fund previously filed on April 30, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 480, and hereby incorporated by reference.
(d)(64)	Investment Advisory Agreement between Giralda Advisors, LLC and the Registrant, with respect to The Giralda Fund previously filed on May 30, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 488, and hereby incorporated by reference.
(d)(65)	Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Duration Neutral Bond Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(66)	Investment Sub-Advisory Agreement between Clark Capital Management Group, Inc. and Main Point Advisors, Inc., with respect to the Navigator Duration Neutral Bond Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(67)	Interim Investment Advisory Agreement between Probabilities Fund Management, LLC and Registrant with respect to the Probabilities Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d)(68)	Investment Advisory Agreement between W.E. Donoghue & Co., Inc. and the Registrant, with respect to the Power Dividend Index Fund previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(d)(69)	Advisory Fee Waiver Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on July 25, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 507, and hereby incorporated by reference.
(d)(70)	Investment Advisory Agreement between Portfolio Strategies, Inc. and the Registrant, with respect to the PSI Calendar Effects Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(71)	Investment Advisory Agreement between Dearborn Capital Management L.L.C. and the Registrant, with respect to the Grant Park Multi-Alternative Strategy Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(72)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to the Altegris/AACA Real Estate Long Short previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(73)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and American Assets Investment Management, LLC, with respect to Altegris/AACA Real Estate Long Short Fund previously filed on March 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 595, and hereby incorporated by reference.
(d)(74)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and J.P. Morgan Investment Management, Inc., with respect to Altegris Macro Strategy Fund and Altegris Managed Futures Strategy Fund previously filed on October 28, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 551, and hereby incorporated by reference.

(d)(75)	Investment Advisory Agreement between Genesis Capital, LLC, with respect to Anchor Alternative Income Fund previously filed on January 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.
(d)(76)	Investment Sub-Advisory Agreement between Genesis Capital, LLC and Anchor Capital Management, Group, Inc., with respect to Anchor Alternative Income Fund previously filed on January 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.
(d)(77)	Investment Advisory Agreement between Giralda Advisors, LLC and the Registrant, with respect to the Giralda Risk-Managed Growth Fund previously filed on February 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 593, and hereby incorporated by reference.
(d)(78)	Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to the Navigator Sentry Managed Volatility Fund previously filed on February 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 591, and hereby incorporated by reference.
(d)(79)	Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to the Navigator Tactical Fixed Income Fund previously filed on July 11, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614, and hereby incorporated by reference. Fifth Amendment to Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Tactical Fixed Income Fund previously filed on August 9, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1205, and hereby incorporated by reference.
(d)(80)	Investment Advisory Agreement between Astor Investment Management, LLC and the Registrant, with respect to the Astor Macro Alternative Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(d)(81)	Investment Sub-Advisory Agreement between Dearborn Capital Management and EMC Capital Management, with respect to Grant Park Multi-Alternative Strategies Fund filed on January 26. 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1450 and hereby incorporated by reference.
(d)(82)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Chilton Investment Company, with respect to the Altegris Equity Long Short Fund previously filed on August 22, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 625, and hereby incorporated by reference.
(d)(83)	Investment Advisory Agreement between the Registrant and Leader Capital Corp., with respect to Leader Global Bond Fund previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(d)(84)	Investment Advisory Agreement between the Registrant and Genesis Capital LLC, with respect to Anchor Tactical Municipal Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(d)(85)	Investment Sub-Advisory Agreement between Genesis Capital LLC and Anchor Capital Management Group, Inc., with respect to the Anchor Tactical Municipal Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.

(d)(86)	Investment Advisory Agreement between the Registrant and Princeton Fund Advisors, LLC with respect to the Athena Behavioral Tactical Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(d)(87)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and AthenaInvest Advisors LLC, with respect to the Athena Behavioral Tactical Fund previously filed on October 12, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 881, and hereby incorporated by reference.
(d)(88)	Amendment to the Investment Advisory Agreement between CMG Capital Management Group, Inc., and Registrant with respect to the CMG Tactical Bond Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(89)	Amendment to the Investment Advisory Agreement between CMG Capital Management Group, Inc., and Registrant with respect to the CMG Global Equity Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(90)	Amendment to the Investment Advisory Agreement between BTS Asset Management, Inc. and Registrant with respect to the BTS Hedged Income Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(91)	Amendment to the Investment Advisory Agreement between Ascendant Advisors, LLC, and Registrant with respect to the Ascendant Deep Value Convertibles Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(92)	Amendment to the Investment Advisory Agreement between Genesis Capital LLC, and Registrant with respect to the Granite Harbor Alternative Fund and Granite Harbor Tactical Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(93)	Amendment to the Investment Advisory Agreement between W.E. Donoghue & Co. Inc., and Registrant with respect to the Power Income Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(94)	Amendment to the Investment Advisory Agreement between Clark Capital Management Group, Inc. and Registrant with respect to the Navigator Duration Neutral Bond Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(95)	Amendment to the Investment Advisory Agreement between BTS Asset Management, Inc. and Registrant with respect to the BTS Tactical Fixed Income Fund previously filed on March 9, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 693, and hereby incorporated by reference.
(d)(96)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and MAST Capital Management, LLC, with respect to the Altegris Fixed Income Long Short Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(d)(97)	Investment Advisory Agreement between Ladenburg Thalmann Asset Management, Inc. and Registrant with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund previously filed on September 1, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No, 749, and hereby incorporated by reference.

(d)(98)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Deer Park Total Return Credit Fund previously filed on September 8, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 750, and hereby incorporated by reference.
(d)(99)	Investment Advisory Agreement between Dearborn Capital Management, LLC and Registrant with respect to Grant Park Absolute Return Fund and Grant Park Fixed Income Fund previously filed on April 30, 2015 to the Registrant’s Registration Statement and hereby incorporated by reference.
(d)(100)	Investment Sub-Advisory Agreement between Dearborn Capital Management, LLC and Revolution Capital Management, LLC previously filed on August 7, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 734, and hereby incorporated by reference.
(d)(101)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Deer Park Road Management Company, LP, with respect to Deer Park Total Return Credit Fund previously filed on October 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 762, and hereby incorporated by reference.
(d)(102)	Investment Sub-Advisory Agreement between Dearborn Capital Management, LLC and Middleton Dickinson Capital Management, LLC, with respect to Grant Park Fixed Income Fund previously filed on July 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 737, and hereby incorporated by reference.
(d)(103)	Advisory Fee Waiver Agreement between Dearborn Capital Management, LLC and the Registrant, with respect to Grant Park Fixed Income Fund previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 923, and hereby incorporated by reference.
(d)(104)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Registrant with respect to AFES Fund Limited, previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 768, and hereby incorporated by reference.
(d)(105)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Registrant with respect to AGMS Fund Limited, previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 768, and hereby incorporated by reference.
(d)(106)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Registrant with respect to AMFS Fund Limited, previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 768, and hereby incorporated by reference.
(d) (107)	Amendment to the Investment Advisory Agreement between Dearborn Capital Management, Inc. and Registrant with respect to the Grant Park Managed Futures Strategy previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (108)	Amendment to the Investment Advisory Agreement between The Pacific Financial Group, LLC and Registrant with respect to the Pacific Financial Strategic Conservative Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (109)	Amendment to the Investment Advisory Agreement between Genesis Capital, LLC and Registrant with respect to the Armor Alternative Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.

(d) (110)	Amendment to the Investment Advisory Agreement between Giralda Advisors, LLC and Registrant with respect to the Giralda Risk Managed Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (111)	Amendment to the Investment Advisory Agreement between Clark Capital Management Group, Inc. and Registrant with respect to the Navigator Duration Neutral Bond Fund previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 791, and hereby incorporated by reference.
(d) (112)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and Registrant with respect to Princeton Premium Fund previously filed on November 2, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 887, and hereby incorporated by reference.
(d)(113)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Horse Cove Partners, LLC, with respect to Princeton Premium Fund previously filed on November 2, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 887, and hereby incorporated by reference.
(d)(114)	Investment Advisory Agreement between W.E Donoghue & Co. Inc., and Power Momentum Index Fund previously filed on May 26, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 833, and hereby incorporated by reference.
(d)(115)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Convector Capital Management, LP with respect to the Altegris Equity Long Short Fund previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(d)(116)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Cramer Rosenthal McGlynn LLC with respect to the Altegris Equity Long Short Fund previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(d) (117)	Interim Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Shelton Capital Management, with respect to the Sandalwood Opportunity Fund previously filed on July 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 847, and hereby incorporated by reference.
(d)(118)	Investment Advisory Agreement between Altegris Advisors, L.L.C., and Altegris GSA Trend Strategy Fund previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 923, and hereby incorporated by reference.
(d)(119)	Investment Advisory Agreement between Princeton Fund Advisors, LLC, and Princeton Long/Short Treasury Fund previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 953, and hereby incorporated by reference.
(d)(120)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Centurion Investment Management, LLC with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(121)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and GSA Capital Partners LLP with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(122)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and QMS Capital Management, LP with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.

(d)(123)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Three Rock Capital Management, Limited with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(124)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Millburn Corporation with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(125)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and GSA Capital Partners LLP with respect to the Altegris GSA Trend Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(126)	Investment Advisory Agreement between AlphaCore Capital, and the Registrant with respect to the AlphaCore Absolute Fund previously filed on December 30, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 913, and hereby incorporated by reference.
(d)(127)	Investment Advisory Agreement between Leader Capital Corporation, and Leader Floating Rate Fund previously filed on January 3, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 915, and hereby incorporated by reference.
(d)(128)	Investment Sub-Advisory Agreement between Ascendant Advisors, LLC and AssetOne, LLC with respect to the Ascendant Tactical Yield Fund previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 924, and hereby incorporated by reference.
(d)(129)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Crabel Capital Management, LLC with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(130)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and PhaseCapital LP with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(131)	Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Mauldin Solutions, LLC with respect to the CMG Mauldin Solutions Core Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(132)	Investment Advisory Agreement between AlphaCore Capital, LLC and AlphaCore Statistical Arbitrage Fund previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(d)(133)	Investment Advisory Agreement between W.E. Donoghue & Co., LLC, Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund previously filed on October 30, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,019, and hereby incorporated by reference.
(d)(134)	Investment Advisory Agreement between The Pacific Financial Group, LLC and RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® Tactical 0-30 Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® PFG 30+ Fund, RiskPro® 30+ Fund and RiskPro® Aggressive 30+ Fund previously filed on September 15, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,008, and hereby incorporated by reference.

(d)(135)	Investment Advisory Agreement between Toews Corporation and Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,109, and hereby incorporated by reference.
(d)(136)	Investment Advisory Agreement between W.E Donoghue & Co., LLC and Power Global Tactical Allocation/JAFlorines Fund previously filed on June 29, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,099, and hereby incorporated by reference. Amendment to Investment Advisory Agreement between W.E Donoghue & Co., LLC and Power Global Tactical Allocation/JAFlorines Fund previously filed on October 28, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,234, and hereby incorporated by reference.
(d)(137)	Investment Advisory Agreement between BTS Asset Management, Inc. and BTS Managed Income Fund previously filed on March 5, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,072, and hereby incorporated by reference.
(d)(138)	Investment Advisory Agreement between Altegris Advisors, LLC and Altegris/AACA Opportunistic Real Estate Fund and Altegris/AACA Real Estate Income Fund previously filed on July 27, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,106, and hereby incorporated by reference.
(d)(139)	Investment Sub-Advisory Agreement between Altegris Advisors, LLC and American Assets Capital Advisers, LLC with respect to the Altegris/AACA Opportunistic Real Estate Fund previously filed on March 24, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,338, and hereby incorporated by reference.
(d)(140)	Investment Sub-Advisory Agreement between Altegris Advisors, LLC and American Assets Capital Advisers, LLC with respect to the Altegris/AACA Real Estate Fund previously filed on July 27, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,106, and hereby incorporated by reference.
(d)(141)

Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Municipal Fund is previously filed on January 28, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,158, and hereby incorporated by reference.

Amendment to Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Municipal Fund previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1419, and hereby incorporated by reference.

(d)(142)	Investment Advisory Agreement between Clark Capital Management Group, LLC and Navigator Ultra Short Term Bond Fund previously filed on March 12, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,175, and hereby incorporated by reference.
(d)(143)	Investment Advisory Agreement between Zeo Capital Advisors, LLC and Zeo Sustainable Credit Fund previously filed on July 26, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,201 and hereby incorporated by reference.
(d)(144)	Investment Advisory Agreement between P/E Global LLC and The Global Rates Fund previously filed on August 9, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1203, and hereby incorporated by reference.
(d)(145)

Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Bond Fund previously filed on September 3, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,215, and hereby incorporated by reference.

Amendment to the Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Bond Fund previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1419, and hereby incorporated by reference.

(d)(146)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and Princeton Adaptive Premium Fund previously filed on August 28, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1435, and hereby incorporated by reference.
(d)(147)	Investment Advisory Agreement between The Pacific Financial Group, LLC and PFG American Funds Growth Strategy Fund, PFG American Funds Conservative Income Strategy Fund, PFG BR Equity ETF Strategy Fund, PFG Sector Equity Business Cycle Strategy Fund, PFG Equity Index focused Strategy Fund and PFG Tactical Income Strategy Fund previously filed on May 1, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,279, and hereby incorporated by reference.
(d)(148)	Investment Advisory Agreement between Clark Capital Management Group, Navigator Tactical U.S. Allocation Fund and Navigator Tactical Investment Grade Bond Fund previously filed on April 27, 2021 to the Registrant’s Registration in Post- Effective Amendment No. 1,342, and hereby incorporated by reference.
(d)(149)	Investment Advisory Agreement between Wright Fund Management, LLC, Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund and Sierra Tactical Risk Spectrum 70 Fund previously filed on May 14, 2021 to the Registrant’s Registration in Post- Effective Amendment No. 1,358, and hereby incorporated by reference.
(d)(150)	Investment Advisory Agreement between AthenaInvest Advisors LLC and Athena Behavioral Tactical Fund previously filed on March 24, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,338, and hereby incorporated by reference.
(d)(151)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Altegris Futures Evolution Strategy Fund and Altegris/AACA Real Estate Opportunistic Fund previously filed on March 24, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,338, and hereby incorporated by reference.
(d)(152)	First Amendment to Investment Advisory Agreement between Pacific Financial Group, LLC and PFG American Funds Growth Strategy Fund, PFG American Funds Conservative Income Strategy Fund, PFG BR Equity Strategy Fund, PFG Sector Equity Business Cycle Strategy Fund, PFG Equity Index Focused Strategy Fund, PFG Tactical Income Strategy Fund, PFG Fidelity Institutional AM® Bond ESG Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund and PFG Invesco® Thematic ESG Strategy Fund previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No.1386.
(d)(153)	Investment Advisory Agreement between Altegris Advisors, LLC and Altegris Crabel Multi-Strategy Fund previously filed on December 27, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1415, and hereby incorporated by reference.
(d)(154)	Investment Advisory Agreement between the Registrant and Osterweis Capital Management, LLC, Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund previously filed on October 24, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1406, and hereby incorporated by reference.
(d)(155)	Seventh Amendment to Investment Advisory Agreement between Registrant and CMG Capital Management Group with respect to CMG Mauldin Core Fund previously filed on November 1, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1408, and hereby incorporated by reference.
(d)(156)	Second Amendment to the Investment Advisory Agreement between Donoghue Forlines LLC and Registrant previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1416, and hereby incorporated by reference.
(d)(157)	Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Core Growth Fund previously filed on September 27, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1437, and hereby incorporated by reference.

(d)(158)	Third Amendment to the Investment Advisory Agreement between Pacific Financial Group, LLC and the Registrant, with respect to PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund previously filed on August 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1468, and hereby incorporated by reference.
(d)(159)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to BTS Enhanced Equity Income Fund previously filed on June 26, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1462, and hereby incorporated by reference.
(d)(160)	Investment Advisory Agreement between Ocean Park Asset Management, LLC and the Registrant, with respect to Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF previously filed on July 1, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1463, and hereby incorporated by reference.
(d)(161)	Sub Advisory Agreement between Ocean Park Asset Management, LLC and Exchange Traded Concepts, LLC with respect to Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income previously filed on July 1, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1463, and hereby incorporated by reference.
(d)(162)	First Amendment to the Investment Advisory Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Deer Park Total Return Credit Fund previously filed on July 29, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1464, and hereby incorporated by reference.
(d)(163)	Investment Advisory Agreement between Dearborn Capital Management, LLC and the Registrant, with respect to Grant Park Dynamic Allocation Fund previously filed on December 16, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1475, and hereby incorporated by reference.
(d)(164)	Sub Advisory Agreement between Dearborn Capital Management, LLC and EMC Capital Advisors, LLC with respect to Grant Park Dynamic Allocation Fund previously filed on December 16, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1475, and hereby incorporated by reference.
(d)(165)	Sub Advisory Agreement between Dearborn Capital Management, LLC and Richmond Quantitative Advisors, LLC with respect to Grant Park Dynamic Allocation Fund previously filed on December 16, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1475, and hereby incorporated by reference.
(d)(166)	Investment Advisory Agreement between Toews Asset Management and the Registrant, with respect to Toews Agility Shares Hedged-Qs ETF and Toews Agility Shares Hedged Equal Weight ETF previously filed on January 26, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1518 and hereby incorporated by reference.
(d)(167)	Investment Advisory Agreement between Donoghue Forlines LLC and the Registrant, with respect to DF Tactical 30 ETF previously filed on November 24, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1509 and hereby incorporated by reference.
(d)(168)	Investment Advisory Agreement between Donoghue Forlines LLC and the Registrant, with respect to DF Innovation ETF to be filed by subsequent amendment.
(d)(169)	Interim Investment Advisory Agreement between Beacon Capital Management, Inc. and the Registrant, with respect to Astor Dynamic Allocation Fund and Astor Sector Allocation Fund previously filed on August 5, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1494 and hereby incorporated by reference.

(d)(170)	Investment Advisory Agreement between Winton Capital Management Limited and the Registrant, with respect to Winton Managed Futures Trend Fund previously filed on November 24, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1509 and hereby incorporated by reference.
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC previously filed on October 24, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1502, and hereby incorporated by reference.
(e)(2)	Underwriting Agreement between the Registrant and Foreside Distribution Services, LP with respect to The Leader Short-Term Bond Fund, previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference. Amendment to Underwriting Agreement between the Registrant and Foreside Distribution Services, LP with respect to Leader Global Bond Fund, Leader Total Return Fund and Princeton Futures Strategy Fund previously filed on June 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 721, and hereby incorporated by reference.
(e)(3)	Underwriting Agreement between the Registrant and ALPS Distribution, Inc. with respect to 13D Activist Fund, previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(e)(4)	Underwriting Agreement between the Registrant and Ladenburg Thalmann & Co. Inc. with respect to Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund previously filed on January 23, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1446, and hereby incorporated by reference.
(f)	Bonus or Profit Sharing Contracts - NONE
(g)(1)	Custody Agreement between the Registrant and The Bank of New York Mellon, previously filed on October 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.
(g)(2)	Custody Agreement between the Registrant and the First National Bank of Omaha is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007 and hereby incorporated by reference.
(g)(3)	Amended and Restated Global Custody Agreement between the Registrant and Union Bank, N.A., previously filed on November 13, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1312, and hereby incorporated by reference.
(g)(4)	Custody Agreement between the Registrant and Fifth Third Bank, previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(g)(5)	Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. previously filed on August 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 302, and hereby incorporated by reference.
(g)(6)	Custody Agreement between the Registrant and U.S. Bank National Association previously filed on April 17, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1268, and hereby incorporated by reference.
(g)(7)	Custody Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 2, 2020, previously filed on November 21, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1473, and hereby incorporated by reference.
(h)(1)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, dated June 22, 2011, previously filed on September 27, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 535, and hereby incorporated by reference.

(h)(2)	Amended Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Fund and Critical Math Advisors LLC previously filed on April 17, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1268, and hereby incorporated by reference.
(h)(3)	Expense Limitation Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 605, and hereby incorporated by reference.
(h)(4)	Expense Limitation Agreement between the Registrant, with respect to the Pacific Financial Faith & Values Based Moderate Fund was previously filed on August 26, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 628, and hereby incorporated by reference.
(h)(5)	Revised Expense Limitation Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC previously filed on March 9, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 694, and hereby incorporated by reference.
(h)(6)	Custody Administration Agreement between Registrant and the Administrator, with respect to certain Funds of the Trust that use First National Bank of Omaha as Custodian, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007 and hereby incorporated by reference.
(h)(7)	Expense Limitation Agreement between the Registrant, with respect to KCM Macro Trends Fund and Kerns Capital Management, Inc., previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.
(h)(8)	Expense Limitation Agreement between the Registrant, with respect to the Wade Tactical Long/Short Fund and Wade Financial Group previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.
(h)(9)	Revised Expense Limitation Agreement between Toews Corporation and Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Tactical Growth Allocation Fund, Toews Tactical Defensive Alpha Fund, Toews Unconstrained Income Fund previously filed on October 23, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1309, and hereby incorporated by reference.
(h)(10)	Expense Limitation Agreement between the Registrant, with respect to Leader Short-Term Bond Fund and Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(h)(11)	Expense Limitation Agreement between the Registrant, with respect to the CMG Absolute Return Strategies Fund and CMG Capital Management Group, Inc. previously filed on March 9, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 80, and hereby incorporated by reference. Expense Limitation Agreement between the Registrant, with respect to the CMG SR Tactical Bond Fund and CMG Capital Management Group, Inc. as last updated on June 17, 2013 previously filed on June 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 496, and hereby incorporated by reference.

(h)(12)	Expense Limitation Agreement between the Registrant, with respect to the GMG Defensive Beta Fund and Montebello Partners, LLC previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(h)(13)	Revised Expense Limitation Agreement between the Registrant, with respect to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, and Astor Investment Management, LLC previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 953, and hereby incorporated by reference.
(h)(14)	Expense Limitation Agreement between the Registrant, with respect to Equinox MutualHedge Futures Strategy Fund and Equinox Fund Management, LLC previously filed on September 1, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No, 749, and hereby incorporated by reference.
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to Investment Partners Opportunities Fund and Investment Partners Asset Management, Inc. previously filed on April 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 606, and hereby incorporated by reference.
(h)(16)	Expense Limitation Agreement between the Registrant, with respect to Princeton Futures Strategy Fund and Princeton Fund Advisors, LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(h)(17)	Expense Limitation Agreement between the Registrant, with respect to Leader Total Return Fund and Leader Capital Corp. previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(h)(18)	Expense Limitation Agreement between the Registrant and Altegris Advisors, L.L.C., with respect to Altegris Managed Futures Strategy Fund and Altegris Advisors, L.L.C. previously filed on March 9, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 811, and hereby incorporated by reference.
(h)(19)	Expense Limitation Agreement between the Registrant, with respect to Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Floating Rate Index Fund, Power Dividend Mid-Cap Index Fund, Power Global Tactical Allocation/JAForlines Fund and W.E. Donoghue & Co., Inc. previously filed on October 28, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,234, and hereby incorporated by reference.
(h)(20)	Revised Expense Limitation Agreement between the Registrant, with respect to PSI All Asset Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund previously filed on October 25, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1233, and hereby incorporated by reference.
(h)(21)	Expense Limitation Agreement between the Registrant, with respect to CWC Small Cap Aggressive Value Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(22)	Amended Expense Limitation Agreement between the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on April 17, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1268, and hereby incorporated by reference.
(h)(23)	Expense Limitation Agreement between Logan Circle Partners, L.P. and the Registrant, with respect to Fortress Long/Short Credit Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(24)	Amended Expense Limitation Agreement between Bee previously filed on April 17, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1268, and hereby incorporated by reference.

(h)(25)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference. Revised Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on April 27, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1392, and hereby incorporated by reference.
(h)(26)	Amended Expense Limitation Agreement between Dearborn Capital Management, L.L.C. and the Registrant, with respect to Grant Park Managed Futures Strategy Fund previously filed on July 11, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614, and hereby incorporated by reference.
(h)(27)	Amended Expense Limitation Agreement between Dearborn Capital Management, LLC and the Registrant with respect to the Grant Park Multi-Alternative Strategies Fund previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post- Effective Amendment No. 1382, and hereby incorporated by reference.
(h)(28)	Expense Limitation Agreement between Genesis Capital LLC and the Registrant, with respect to Granite Harbor Alternative Fund and Granite Harbor Tactical Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(29)	Expense Limitation Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to Altegris Macro Strategy Fund and Altegris Equity Long Short Fund previously filed on March 9, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 811, and hereby incorporated by reference.
(h)(30)	Expense Limitation Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Short Duration Income Fund previously filed on July 26, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,201 and hereby incorporated by reference.
(h)(31)	Expense Limitation Agreement between Giralda Advisors, LLC and the Registrant, with respect to The Giralda Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(h)(32)	Expense Limitation Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 658, and hereby incorporated by reference.
(h)(33)	Expense Limitation Agreement between Makefield Capital Management, LLC and the Registrant, with respect to Makefield Managed Futures Strategy Fund, previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(h)(34)	Expense Limitation Agreement between Ascendant Advisors, LLC and the Registrant, with respect to Ascendant Balanced Fund, Ascendant Natural Resources Fund, Ascendant Deep Value Convertibles Fund and Patriot Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(35)	Expense Limitation Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to Altegris Futures Evolution Strategy Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.

(h)(36)	Expense Limitation Agreement between Risk Paradigm Group, LLC and the Registrant, with respect to RPG Emerging Market Sector Rotation Fund previously filed on November 28, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 337, and hereby incorporated by reference.
(h)(37)	Expense Limitation Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Tactical Equity Strategy Fund, CMG Global Equity Fund and CMG Managed High Yield Fund previously filed on April 30, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 607, and hereby incorporated by reference.
(h)(38)	Expense Limitation Agreement between Wright Fund Management and the Registrant, with respect to the Tactical Core Income Fund previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 954, and hereby incorporated by reference.
(h)(39)	Form of Revised Expense Limitation Agreement between Princeton Fund Advisors, LLC, Eagle Global Advisors, LLC and the Registrant, with respect to the Eagle MLP Strategy previously filed on July 24, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,104, and hereby incorporated by reference.
(h)(40)	Expense Limitation Agreement between Princeton Fund Advisors, LLC, and the Registrant with respect to the Sandalwood Opportunity Fund previously filed on January 28, 2014 to the Registrant’s Registration Statement in Amendment No. 586, and hereby incorporated by reference.
(h)(41)	Expense Limitation Agreement between Altegris Advisors, L.L.C., and the Registrant with respect to the Altegris Fixed Income Long Short Fund and Altegris Multi-Strategy Alternative Fund previously filed on April 30, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 607, and hereby incorporated by reference.
(h)(42)	Expense Limitation Agreement between BTS Asset Management, Inc. and the Registrant with respect to the BTS Tactical Fixed Income Fund previously filed on April 22, 2016 to the Registrant’s Registration Statement in Amendment No. 815, and hereby incorporated by reference.
(h)(43)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant with respect to the Navigator Duration Neutral Bond Fund previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 797, and hereby incorporated by reference.
(h)(44)	Interim Expense Limitation Agreement between Probabilities Fund Management, LLC and the Registrant with respect to the Probabilities Fund previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 797, and hereby incorporated by reference.
(h)(45)	Expense Limitation Agreement between Altegris Advisors, LLC and the Registrant with respect to the Altegris/AACA Real Estate Long Short Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(h)(46)	Expense Limitation Agreement between Genesis Capital, LLC and the Registrant with respect to the Anchor Alternative Income Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(h)(47)	Expense Limitation Agreement between Giralda Advisors, LLC and the Registrant with respect to the Giralda Risk-Managed Growth Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.

(h)(48)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant with respect to the Navigator Sentry Managed Volatility Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(49)

Expense Limitation Agreement between Astor Investment Management, LLC and the Registrant with respect to the Astor Macro Alternative Fund previously filed on October 3, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 876, and hereby incorporated by reference.

Revised Expense Limitation Agreement between Astor Investment Management, LLC and the Registrant with respect to the Astor Macro Alternative Fund previously filed on November 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1410, and hereby incorporated by reference.

Revised Expense Limitation Agreement between Astor Investment Management, LLC and the Registrant with respect to the Astor Macro Alternative Fund previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1417, and hereby incorporated by reference.

(h)(50)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant with respect to the Navigator Tactical Fixed Income Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(51)	Expense Limitation Agreement between Leader Capital Corp. and the Registrant with respect to the Leader Global Bond Fund previously filed on October 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 648, and hereby incorporated by reference.
(h)(52)	Expense Limitation Agreement between Genesis Capital LLC and the Registrant with respect to the Anchor Tactical Municipal Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(h)(53)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and the Registrant with respect to the Athena Behavioral Tactical Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(h)(54)	Expense Limitation Agreement between Dearborn Capital Management, LLC and the Registrant with respect to the Grant Park Absolute Return and Grant Park Fixed Income previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 923, and hereby incorporated by reference.
(h)(55)	Revised Expense Limitation Agreement between Ladenburg Thalmann Asset Management, Inc. and Registrant with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund previously filed on October 23, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1308, and hereby incorporated by reference.
(h)(56)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Deer Park Total Return Credit Fund previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 954, and hereby incorporated by reference.
(h)(57)	Consulting Agreement between Northern Lights Compliance Services, LLC and Registrant previously filed on August 7, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 734, and hereby incorporated by reference.

(h)(58)	Expense Limitation Agreement between Probabilities Fund Management and Registrant with respect to the Probabilities Fund is previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(h)(59)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Princeton Premium Fund previously filed on January 25, 2021to the Registrant’s Registration Statement in Post Effective Amendment No. 1322, and hereby incorporated by reference.
(h)(60)	Expense Limitation Agreement between Altegris Advisors, LLC and Registrant with respect to the Altegris Multi-Strategy Alternative Fund is previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(h)(61)	Amended Expense Limitation Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Princeton Futures Strategy Fund previously filed on July 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 847, and hereby incorporated by reference.
(h)(62)	Amendment to the Fund Services Agreement between the Registrant and Gemini Fund Services, LLC previously filed on September 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 873, and hereby incorporated by reference.
(h)(63)	Expense Limitation Agreement between Altegris Advisors, LLC and Registrant with respect to the Altegris GSA Trend Strategy Fund previously filed on April 19, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 960, and hereby incorporated by reference.
(h)(64)	Expense Limitation Agreement between Toews Corporation and Registrant with respect to the Toews Tactical Defensive Alpha Fund previously filed on October 12, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 881, and hereby incorporated by reference.
(h)(65)	Expense Limitation Agreement between AlphaCore Absolute, LLC, and Registrant with respect to AlphaCore Absolute Return Fund, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 885, and hereby incorporated by reference.
(h)(69)	Expense Limitation Agreement between Princeton Fund Advisors, LLC, and Registrant with respect to Princeton Long/Short Treasury Fund, previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 953, and hereby incorporated by reference.
(h)(70)	Expense Limitation Agreement between Leader Capital Corporation, and Registrant with respect to Leader Floating Rate Fund, previously filed on January 3, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 915, and hereby incorporated by reference.
(h)(71)	Expense Limitation Agreement between AlphaCore Capital, LLC, and Registrant with respect to AlphaCore Statistical Arbitrage Fund, previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(h)(72)	Expense Limitation Agreement between W.E. Donoghue & CO., LLC, and Registrant with respect to Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund, previously filed on October 30, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,019, and hereby incorporated by reference.
(h)(73)	Expense Limitation Agreement between Toews Corporation and Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,109, and hereby incorporated by reference.

(h)(74)	Expense Limitation Agreement between W.E Donoghue & Co., LLC and Power Global Tactical Allocation/JAFlorines Fund previously filed on June 29, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,099, and hereby incorporated by reference.
(h)(75)	Expense Limitation Agreement between BTS Asset Management, Inc. and BTS Managed Income Fund previously filed on March 5, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,072, and hereby incorporated by reference.
(h)(76)	Expense Limitation Agreement between Altegris Advisors, LLC and Altegris/AACA Real Estate Income Fund previously filed on April 3, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,177, and hereby incorporated by reference.
(h)(77)	Form of Expense Limitation Agreement between Wright Fund Management, LLC and Sierra Tactical Municipal Fund previously filed on December 26, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,145, and hereby incorporated by reference.
(h)(78)	Expense Limitation Agreement between Clark Capital Management Group, LLC and Navigator Ultra Short Bond Fund previously filed on March 14, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,178, and hereby incorporated by reference. Revised Expense Limitation Agreement between Clark Capital Management Group, Inc and Registrant with respect to the Navigator Ultra Short Bond Fund previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1390, and hereby incorporated by reference.
(h)(79)	Expense Limitation Agreement between Zeo Capital Advisors, LLC and Zeo Sustainable Credit Fund previously filed on July 26, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,201 and hereby incorporated by reference.
(h)(80)	Expense Limitation Agreement between P/E Global, LLC and The Global Rates Fund previously filed on August 22, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1205, and hereby incorporated by reference.
(h)(81)	Expense Limitation Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC previously filed on August 22, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,206, and hereby incorporated by reference.
(h)(82)	Expense Limitation Agreement between Wright Fund Management, LLC and Sierra Tactical Bond Fund LLC previously filed on October 21, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,230, and hereby incorporated by reference.
(h)(83)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and Princeton Adaptive Premium Fund previously filed on April 10, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1453, and hereby incorporated by reference
(h)(84)	Second Amendment to the ETF Fund Services Agreement between the Registrant and Gemini Fund Services dated January 1, 2020 previously filed on October 26, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,310, and hereby incorporated by reference.
(h)(85)	Third Amendment to the Fund Services Agreement between the Registrant and Gemini Fund Services dated January 1, 2020 previously filed on October 27, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,311, and hereby incorporated by reference.
(h)(86)	Expense Limitation Agreement between Clark Capital Management Group, Navigator Tactical U.S. Allocation Fund and Navigator Tactical Investment Grade Bond Fund previously filed on April 28, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,346, and hereby incorporated by reference.

(h)(87)	Expense Limitation Agreement between Wright Fund Management, LLC and Registrant with respect to Sierra Tactical All Asset Fund, Sierra Tactical Bond Fund, Sierra Tactical Core Income Fund, Sierra Tactical Municipal Fund, Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund, Sierra Tactical Risk Spectrum 70 Fund and Sierra Tactical Core Growth Fund previously filed on September 27, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1437, and hereby incorporated by reference.
(h)(88)	Expense Limitation Agreement between Wright Fund Management, LLC and Registrant with respect to Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund and Sierra Tactical Risk Spectrum 70 Fund previously filed on May 14, 2021 to the Registrant’s Registration in Post- Effective Amendment No. 1,358, and hereby incorporated by reference.
(h)(89)	Expense Limitation Agreement between AthenaInvest Advisors LLC and Registrant with respect to Athena Behavioral Tactical Fund previously filed on March 24, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,338, and hereby incorporated by reference.
(h)(90)	Fund of Funds Investment Agreement between The RBB Fund, Inc., Wright Fund Management, LLC and the Registrant with respect to Sierra Tactical All Asset Fund and Sierra Tactical Core Income Fund previously filed on June 4, 2021 to the Registrant’s Registration in Post-Effective Amendment No. 1,360, and hereby incorporated by reference.
(h)(91)	Expense Limitation Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Mauldin Core Fund, CMG Tactical All Asset Strategy Fund and CMG Tactical Bond Fund previously filed on July 30, 2021 to the Registrant’s Registration in Post-Effective Amendment No. 1,364, and hereby incorporated by reference.
(h)(92)	Fund of Funds Investment Agreement between Blackrock ETF Trust, Blackrock ETF Trust II and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1382, and hereby incorporated by reference.
(h)(93)	Fund of Funds Investment Agreement between Direxion Shares ETF Trust and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1382, and hereby incorporated by reference.
(h)(94)	Form of Fund of Funds Investment Agreement between Fidelity Merrimack Street Trust, Fidelity Covington Trust, Fidelity Commonwealth Trust and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1383, and hereby incorporated by reference.
(h)(95)	Form of Fund of Funds Investment Agreement between Direxion Funds and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1383, and hereby incorporated by reference.
(h)(96)

Fund of Funds Investment Agreement between Invesco Exchange-Traded Fund Trust,

Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust,

Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Exchange-Traded Self-Indexed Fund Trust and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1383, and hereby incorporated by reference.

(h)(97)	Fund of Funds Investment Agreement between Krane Shares Trust and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1384, and hereby incorporated by reference.
(h)(98)	Fund of Funds Investment Agreement between ProFunds and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1384, and hereby incorporated by reference.

(h)(99)	Fund of Funds Investment Agreement between ProShares Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1385, and hereby incorporated by reference.
(h)(100)	Fund of Funds Investment Agreement between Schwab Strategic Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1385, and hereby incorporated by reference.
(h)(101)	Fund of Funds Investment Agreement between The Select Sector SPDR Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1385, and hereby incorporated by reference.
(h)(102)	Fund of Funds Investment Agreement between SPDR Series Trust, SPDR Index Shares Funds, SSGA Active Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1386, and hereby incorporated by reference.
(h)(103)	Fund of Funds Investment Agreement between SPDR S&P 500 ETF Trust, SPDR Dow Jones Industrial Average ETF Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1386, and hereby incorporated by reference.
(h)(104)	Fund of Funds Investment Agreement between Vanguard Fund and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1386, and hereby incorporated by reference.
(h)(105)	Fund Services Agreement between Ultimus Fund Solutions, LLC and the Registrant previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1388, and hereby incorporated by reference.
(h)(106)	ETF Fund Services Agreement between Ultimus Fund Solutions, LLC and Registrant previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1388, and hereby incorporated by reference.
(h)(107)	Revised Expense Limitation Agreement between Probabilities Fund Management, LLC and Registrant with respect to the Probabilities Fund previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1389, and hereby incorporated by reference.
(h)(108)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and Registrant with respect to Navigator Tactical U.S. Allocation Fund and Navigator Tactical Investment Grade Bond Fund previously filed on April 27, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1393, and hereby incorporated by reference.
(h)(109)	Expense Limitation Agreement between Altegris Advisors, LLC and Altegris Crabel Multi-Strategy Fund previously filed on December 27, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1415, and hereby incorporated by reference.
(h)(110)	Expense Limitation Agreement between Osterweis Capital Management, LLC and Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund previously filed on October 25 2022 to the Registrant’s Registration in Post-Effective Amendment No. 1407, and hereby incorporated by reference.
(h)(111)

Operating Expense Limitation Agreement between Registrant on behalf of PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Growth Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Bond ESG Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG BR Equity ESG Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Thematic ESG Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG Tactical Income Strategy Fund and PFG PIMCO Active Core Bond Strategy Fund and Pacific Financial Group, LLC previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1418, and hereby incorporated by reference.

(h)(112)	Expense Limitation Agreement between Pacific Financial Group, LLC and the Registrant, with respect to PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund previously filed on August 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1468, and hereby incorporated by reference.
(h)(113)	First Amendment to Administrative Services Agreement between Pacific Financial Group, LLC and the Registrant with respect to all PFG Funds previously filed on February 5, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1451, and hereby incorporated by reference.
(h)(114)	Expense Limitation Agreement between BTS Asset Management, Inc. and the Registrant, with respect to BTS Enhanced Equity Income Fund previously filed on June 26, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1462, and hereby incorporated by reference.
(h)(115)	Expense Limitation Agreement between Ocean Park Asset Management, LLC and the Registrant, with respect to Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF previously filed on July 29, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1464, and hereby incorporated by reference.
(h)(116)	Administrative Services Agreement between Pacific Financial Group, LLC and the Registrant with respect to all PFG Funds previously filed on June 26, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1462, and hereby incorporated by reference.
(h)(117)	Expense Limitation Agreement between Princeton Fund Advisers, LLC and the Registrant, with respect to Deer Park Total Return Credit Fund previously filed on July 29, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1464, and hereby incorporated by reference.
(h)(118)	Expense Limitation Agreement between Dearborn Capital Management, LLC and the Registrant, with respect to Grant Park Dynamic Allocation Fund previously filed on December 16, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1475, and hereby incorporated by reference.
(h)(119)	Expense Limitation Agreement between Toews Corporation and the Registrant, with respect to Toews Agility Shares Hedged Equal Weight ETF and Toews Agility Shares Hedged-Qs ETF previously filed on January 26, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1518 and hereby incorporated by reference.
(h)(120)	Expense Limitation Agreement between Donoghue Forlines LLC and the Registrant, with respect to DF Innovation ETF to be filed by subsequent amendment.
(h)(121)	Expense Limitation Agreement between Winton Capital Management Limited and the Registrant, with respect to Winton Managed Futures Trend Fund previously filed on November 24, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1509 and hereby incorporated by reference.
(i)(1)	Legal Opinion previously filed on January 26, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1518 and hereby incorporated by reference.
(i)(2)	Consent of Counsel is filed herewith.

(j)(1)	Consent of Independent Auditor is filed herewith.
(j)(2)	Powers of Attorney of Anthony J. Hertl, Gary W. Lanzen, Mark Taylor, John V. Palancia, Mark D. Gersten, Mark Garbin and Kevin Wolf previously filed on August 2, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1494 and hereby incorporated by reference.
(j)(3)	Powers of Attorney of Anthony J. Hertl, Gary W. Lanzen, Mark Taylor, John V. Palancia, Andrew Rogers, Mark Garbin and Mark D. Gersten with respect to AMA Fund Ltd. previously filed on April 17, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 599, and hereby incorporated by reference.
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Master Distribution Shareholder Servicing Plan for Class A Shares previously filed on October 10, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 638, and hereby incorporated by reference.
(m)(2)	Master Distribution Shareholder Servicing Plan for Class A1 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(3)	Master Distribution Shareholder Servicing Plan for Class C Shares previously filed on October 10, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 638, and hereby incorporated by reference.
(m)(4)	Master Distribution Shareholder Servicing Plan for Class I Shares previously filed on August 26, 2025, to the Registrant’s Registration Statement in Post-Effective Amendment No. 1499 and hereby incorporated by reference.
(m)(5)	Master Distribution Shareholder Servicing Plan for Class I1 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(6)	Master Distribution Shareholder Servicing Plan for Class N Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(7)	Master Distribution Shareholder Servicing Plan for Class O Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(8)	Master Distribution Shareholder Servicing Plan for Class R Shares previously filed on August 26, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1499 and hereby incorporated by reference.
(m)(9)	Master Distribution Shareholder Servicing Plan for Class R-1 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(10)	Master Distribution Shareholder Servicing Plan for Class R-2 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(11)	Master Distribution Shareholder Servicing Plan for Class W Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(12)	Master Distribution Shareholder Servicing Plan for Class Y Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(13)	Master Distribution Shareholder Servicing Plan for Institutional Class Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.

(m)(14)	Revised Master Distribution Shareholder Servicing Plan for Investor Class Shares previously filed on October 21, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,231, and hereby incorporated by reference.
(m)(15)	Master Distribution Shareholder Servicing Plan for Manager Class Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(16)	Master Distribution Shareholder Servicing Plan for Non-designated Class Shares previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(m)(17)	Master Distribution Shareholder Servicing Plan for Retail Class Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(18)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. with respect to The 13D Activist Fund previously filed on March 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 595, and hereby incorporated by reference.
(m)(19)	Master Distribution Shareholder Servicing Plan for Class T Shares previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(m)(20)	Master ETF Distribution Agreement previously filed on October 24, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1502, and hereby incorporated by reference.
(n)	Rule 18f-3 Plan to add PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund previously filed on August 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1468, and hereby incorporated by reference.
(n)(1)	Revised Rule 18f-3 Plan to add Sierra Tactical Municipal Fund previously filed on December 26, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,145, and hereby incorporated by reference.
(n)(2)	Form of Revised Rule 18f-3 Plan to add PFG Fidelity Institutional AM® Bond ESG Strategy, PFG Janus Henderson® Balanced Strategy, and PFG Invesco® Thematic Equity ESG Strategy previously filed on October 6, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,375, and hereby incorporated by reference.
(n)(3)	Rule 18f-3 Plan to add BTS Enhanced Equity Income Fund, Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF previously filed on July 1, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1463, and hereby incorporated by reference..
(n)(4)	Rule 18f-3 Plan to add Grant Park Dynamic Allocation Fund, previously filed on January 23, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1477, and hereby incorporated by reference.
(p)(1)	Code of Ethics of Northern Lights Distributors, LLC, previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,109, and hereby incorporated by reference.
(p)(2)	Code of Ethics of Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(p)(3)	Code of Ethics of Biondo Investment Advisors, LLC, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 882, and hereby incorporated by reference.

(p)(5)	Code of Ethics of Changing Parameters, LLC previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(p)(6)	Code of Ethics of The Pacific Financial Group, LLC previously filed on May 10, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.
(p)(7)	Code of Ethics of Wright Fund Management, LLC, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.
(p)(8)	Code of Ethics of Crow Point Partners, LLC, previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(9)	Code of Ethics of Kerns Capital Management, Inc. previously filed on October 12, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,128, and hereby incorporated by reference.
(p)(10)	Code of Ethics of Equinox Fund Management, LLC previously filed on September 25, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,126, and hereby incorporated by reference.
(p)(11)	Code of Ethics of Wade Financial Group, previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.
(p)(12)	Code of Ethics of Toews Corporation previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(13)	Code of Ethics of Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(p)(14)	Code of Ethics of CMG Capital Management Group, Inc. previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(15)	Code of Ethics of Traub Capital Management, LLC previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(16)	Code of Ethics of Bandon Capital Management, LLC previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(17)	Code of Ethics of Scotia Partners, Ltd. previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(18)	Code of Ethics of Summit Portfolios Advisors, LLC previously filed on June 24, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 91, and hereby incorporated by reference.
(p)(19)	Code of Ethics of Montebello Partners, LLC previously filed on September 14, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.
(p)(20)	Code of Ethics of BTS Asset Management, LLC previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 882, and hereby incorporated by reference.
(p)(21)	Code of Ethics of National Asset Management, Inc., previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.

(p)(22)	Code of Ethics of Investment Partners Asset Management, Inc. previously filed on October 2, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 107, and hereby incorporated by reference.
(p)(23)	Code of Ethics of Princeton Fund Advisors, LLC previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(p)(24)	Code of Ethics of 6800 Capital, LLC previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(25)	Code of Ethics of Congress Asset Management Company, LLP previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(26)	Code of Ethics of Chadwick & D’Amato, LLC previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(27)	Code of Ethics of 13D Management, LLC previously filed on July 8, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 164, and hereby incorporated by reference.
(p)(28)	Code of Ethics of Altegris Advisors, L.L.C. previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.
(p)(29)	Code of Ethics of W.E. Donoghue & Co., Inc. previously filed on October 24, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,129, and hereby incorporated by reference.
(p)(30)	Code of Ethics of Portfolio Strategies, Inc. previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.
(p)(31)	Code of Ethics of CWC Advisors, LLC previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.
(p)(32)	Code of Ethics of TransWestern Capital Advisors, LLC previously filed on October 25, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1130, and hereby incorporated by reference.
(p)(33)	Code of Ethics of Loomis, Sayles & Company, L.P., previously filed on July 2, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,100, and hereby incorporated by reference. Amended Code of Ethics of Loomis, Sayles & Company, L.P. previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1391, and hereby incorporated by reference.
(p)(34)	Code of Ethics of Beech Hill Advisors, Inc. previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(p)(35)	Code of Ethics of Clark Capital Management Group, Inc. previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference.
(p)(36)	Code of Ethics of Dearborn Capital Management, L.L.C., previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(37)	Code of Ethics of Risk Paradigm Group, LLC previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.

(p)(38)	Code of Ethics of Genesis Capital, LLC previously filed on March 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 232, and hereby incorporated by reference.
(p)(39)	Code of Ethics of CWM, LLC previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference.
(p)(40)	Code of Ethics of Zeo Capital Advisors, LLC previously filed on December 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 345, and hereby incorporated by reference.
(p)(41)	Code of Ethics of Giralda Advisors, LLC previously filed on March 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 232, and hereby incorporated by reference.
(p)(42)	Code of Ethics of Van Hulzen Asset Management, LLC previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference.
(p)(43)	Code of Ethics of Ascendant Advisors, LLC previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(44)	Code of Ethics of Winch Advisory Services, LLC previously filed on December 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 345, and hereby incorporated by reference.
(p)(45)	Code of Ethics of Absolute Private Wealth Management, LLC previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference.
(p)(46)	Code of Ethics of Horizon Cash Management LLC previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference.
(p)(47)	Code of Ethics of DoubleLine Capital LP was previously filed on October 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 318, and hereby incorporated by reference.
(p)(48)	Code of Ethics of Eagle Global Advisors, LLC previously filed on June 12, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 386, and hereby incorporated by reference.
(p)(49)	Code of Ethics of Sandalwood Securities, Inc. previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(50)	Code of Ethics of RockView Management, LLC previously filed on December 18, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 445, and hereby incorporated by reference.
(p)(51)	Code of Ethics of Alpha Simplex Group, LLC previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(p)(52)	Code of Ethics of Probabilities Fund Management, LLC previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(p)(53)	Code of Ethics of American Assets Investment Management, LLC previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.

(p)(54)	Code of Ethics of Anchor Capital Management Group, Inc. previously filed on January 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.
(p)(55)	Code of Ethics of AthenaInvest Advisors LLC previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(p)(56)	Code of Ethics of Ladenburg Thalmann Asset Management, Inc. previously filed on June 26, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 725, and hereby incorporated by reference.
(p)(57)	Code of Ethics of Deer Park Road Management, previously filed on July 2, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,100, and hereby incorporated by reference.
(p)(58)	Code of Ethics of Whippoorwill Capital Management LP previously filed on July 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 729, and hereby incorporated by reference.
(p)(59)	Code of Ethics of Main Point Advisers, Inc. previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 797, and hereby incorporated by reference.
(p)(60)	Code of Ethics of Asset One, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 807, and hereby incorporated by reference.
(p)(61)	Code of Ethics of Coe Capital Management, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 807, and hereby incorporated by reference.
(p)(62)	Code of Ethics of Harvest Capital Strategies, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 807, and hereby incorporated by reference.
(p)(63)	Code of Ethics of Critical Math Advisors, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 808, and hereby incorporated by reference.
(p)(64)	Code of Ethics of Mariner Holdings, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 808, and hereby incorporated by reference.
(p)(65)	Code of Ethics of Horse Cove Partners, LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(p)(66)	Code of Ethics of MAST Capital Management, LLC previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(67)	Code of Ethics of Chilton Investment Company, LLC previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(68)	Code of Ethics of Convector Capital Management, LP previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(69)	Code of Ethics of Visium Asset Management, LP previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(70)	Code of Ethics of Middleton Dickinson Capital Management, LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.

(p)(71)	Code of Ethics of Cramer Rosenthal McGlynn LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(p)(72)	Code of Ethics of Astor Investment Management, LLC previously filed on September 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 873, and hereby incorporated by reference.
(p)(73)	Code of Ethics of AlphaCore, LLC is previously filed on August 21, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,112, and hereby incorporated by reference.
(p)(74)	Code of Ethics of Clinton Retail Investment Management LLC previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(p)(75)	Code of Ethics of GSA Capital Partners LLP previously filed on August 17, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,111, and hereby incorporated by reference.
(p)(76)	Code of Ethics of P/E Global LLC is previously filed on August 9, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1203, and hereby incorporated by reference.
(p)(77)	Code of Ethics of Winton Capital Management Limited is previously filed on March 6th, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1533, and hereby incorporated by reference.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such

Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Northern Lights Distributors (NLD), its several officers and directors, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Foreside Distribution Services, L.P. (Foreside), its several officers and directors, and any person who controls Foreside within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which Foreside, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide Foreside with advertising or sales materials to be filed with the FINRA on a timely basis.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold ALPS Distributors, Inc. (ALPS), its several officers and directors, and any person who controls ALPS within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which

ALPS, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide ALPS with advertising or sales materials to be filed with the FINRA on a timely basis.

The Fund Services Agreement and ETF Fund Services Agreement with Ultimus Fund Services (UFS) provides that the Registrant agrees to indemnify and hold UFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The Consulting Agreement with Northern Lights Compliance Services, LLC (NLCS) provides that the Registrant agree to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with the Agreement.  NLCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust’s independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Biondo Investment Advisors, LLC, the Adviser to The Biondo Focus Fund- File No. 801 - 62775

Changing Parameters, LLC, the Adviser to Changing Parameters Fund — File No. 801-63495

The Pacific Financial Group, LLC, the Adviser to PFG PIMCO Active Core Bond Strategy Fund, PFG American Funds Conservative Income Strategy, PFG American Funds Growth Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund PFG Janus Henderson® Balanced Strategy, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund,

PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund File No. 801 - 18151

Ocean Park Asset Management, LLC, the Adviser of Ocean Park Tactical All Asset Fund, Ocean Park Tactical Core Income Fund, Ocean Park Tactical Municipal Fund, Ocean Park Tactical Bond Fund, Ocean Park Tactical Risk Spectrum 30 Fund, Ocean Park Tactical Risk Spectrum 50 Fund, Ocean Park Tactical Risk Spectrum 70 Fund, Ocean Park Tactical Core Growth Fund, Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF – File No. 801- 68554

Toews Corporation, the Adviser of the Toews Tactical Income Fund, Toews Hedged U.S. Fund, Toews Hedged Opportunity Fund, Toews Unconstrained Income Fund, Toews Managed Risk Equity Fund, Toews Agility Shares Dynamic Tactical Income ETF, Toews Agility Shares Managed Risk ETF, Toews Agility Shares Hedged Risk ETF and Toews Agility Shares Hedged Nasdaq-100 ETF – File No. 801- 47765

BTS Asset Management, Inc., the Adviser of the BTS Tactical Fixed Income Fund, BTS Managed Income Fund and BTS Enhanced Equity Income Fund – File No.801-14895.

13D Management, LLC, the Adviser of 13D Activist Fund – File No. 801-71577.

Donoghue Forlines LLC, the Adviser of DF Tactical Income Fund, DF Tactical Dividend Fund, DF Tactical Momentum Fund, DF Tactical Allocation Fund, DF Tactical Yield Fund, DF Tactical 30 ETF and DF Innovation ETF – File No. 801-27959.

Transwestern Capital Advisors, LLC, the Adviser of the TransWestern Institutional Short Duration Government Bond Fund – File No. 801-67113.

Loomis, Sayles & Company, L.P., the Sub-Adviser of the TransWestern Institutional Short Duration Government Bond Fund – File No. 801-170.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Pramila Agrawal Portfolio Manager, Head of Custom Income Strategies and Director	None.	None.
Kevin P. Charleston Chairman, Chief Executive Officer, President and Director	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust I 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust II 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust IV 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis ETF Trust 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis ETF Trust II 888 Boylston Street, Boston, MA 02199	Trustee

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Gateway Trust 888 Boylston Street, Boston, MA 02199	Trustee
	Loomis Sayles Distributors, Inc. One Financial Center, Boston, MA 02111	Director
	Loomis Sayles Investments Limited 77 Coleman Street, 6th Floor, London, England EC2R 5BJ	Representative of Loomis Sayles as a corporate Director
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and President
	Loomis Sayles Investments Asia Pte. Ltd. 10 Collyer Quay #05-01/03, Ocean Financial Centre, Singapore 049315	Director
	Loomis Sayles Operating Services, LLC, One Financial Center, Boston, MA 02111 (dissolved 12/20/22)	Director, Chairman and President (2020 - 2022)
	Loomis Sayles (Netherlands) B.V. Stadsplateau 7, Utrecht, Netherlands 3521 AZ	Managing Director
	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Chairman of the Supervisory Board (2022 – 2024)
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager
Matthew J. Eagan Head of and Portfolio Manager, Full Discretion, and Director	None.	None.
Daniel J. Fuss Vice Chairman and Director	None.	None.
John R. Gidman Chief Operating Officer and Director	Loomis Sayles Operating Services, LLC, One Financial Center, Boston, MA 02111 (dissolved 12/20/22)	Director and Chief Executive Officer (2020 - 2022)
	NIM-os Technologies, Inc. One Financial Center, Boston, MA 02111	Director
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager
David L. Giunta Director	Natixis Investment Managers, LLC 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer, US; Member of the Board of Managers
	Natixis Advisors, LLC 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer; Member of the Board of Managers
	Natixis Distribution, LLC 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer; Member of the Board of Managers
	AEW Capital Management, Inc. Two Seaport Lane, Boston, MA 02210	Director
	Gateway Investment Advisers, LLC 312 Walnut Street, Cincinnati, OH 45202	Member of the Board of Managers

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Harris Associates, Inc. 111 South Wacker Drive, Suite 4600, Chicago IL 60606	Director
	Vaughan Nelson Investment Management, Inc. 600 Travis Street, Suite 3800 Houston, TX 77002	Director
	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Trustee and Executive Vice President
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust I 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust IV 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis ETF Trust 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis ETF Trust II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Gateway Trust 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager
Aziz V. Hamzaogullari Chief Investment Officer, Growth Equity Strategies, Portfolio Manager and Director	None.	None.
Maurice Leger Head of Global Distribution and Director	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager
	Loomis Sayles Distributors, L.P. One Financial Center, Boston, MA 02111	President
	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Supervisory Board Member (2022 – 2024)
Richard G. Raczkowski Co-Head and Portfolio Manager, Relative Return, and Director	None.	None.
Rebecca O’Brien Radford General Counsel, Secretary and Director (1/1/23 to present); Deputy General Counsel (2021 to 2023)	Loomis Sayles Distributors, Inc. One Financial Center, Boston, MA 02111	Director
	Loomis Sayles Investments Limited 77 Coleman Street, 6th Floor, London, England EC2R 5BJ	General Counsel and Secretary

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and Secretary
	Loomis Sayles Operating Services, LLC, One Financial Center, Boston, MA 02111 (dissolved 12/20/22)	Director and Secretary (2020 - 2022)
	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Supervisory Board Member (2022 – 2024)
	NIM-os Technologies, Inc. One Financial Center, Boston, MA 02111	Director
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager and General Counsel
Philippe Setbon Director	Natixis Investment Managers 59, avenue Pierre Mendès-France, CS 41432, 75648 Paris cedex, France	Chief Executive Officer (Directeur général) (2023 – present)
	Natixis 7 Promenade Germaine Sablon, 75013 Paris, France	Member of Senior Management Committee (2023 – present)
	Ostrum Asset management 42 avenue Pierre Mendès-France, 75013 Paris, France	Chief Executive Officer (Directeur général) (2019 – 2023)
	Natixis TradEx Solutions 59 avenue Pierre Mendès-France, 75013 Paris, France	Director (2020 – 2024)
	Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606	Director (2024 – present)
	AEW Europe SA 43 avenue Pierre Mendès-France 75013 Paris, France	Chair of the Board of Directors (Président du conseil d’administration) (2024 – present)
	DNCA Finance 19 place Vendôme 75001 Paris, France	Chair of Supervisory Board (Président du comité de surveillance) (2024 – present)
	AEW Capital Management, L.P. Two Seaport Lane, Boston Massachusetts 02210	Director (Jan. 2024 – present)
Susan L. Sieker Chief Financial Officer and Director	Loomis Sayles Investments Limited 77 Coleman Street, 6th Floor, London, England EC2R 5BJ	Chief Financial Officer
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and Chief Financial Officer
	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Supervisory Board Member (2022 – 2024)
	Loomis Sayles Investments Asia Pte. Ltd. 10 Collyer Quay #05-01/03, Ocean Financial Centre, Singapore 049315	Director
	NIM-os Technologies, Inc. One Financial Center, Boston, MA 02111	Director
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager and Chief Financial Officer
David L. Waldman Chief Investment Officer and Director	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Supervisory Board Member (2022 – 2024)

Clark Capital Management Group Inc., the Adviser of the Navigator Tactical Fixed Income Fund, Navigator Ultra Short Bond Fund, Navigator Tactical U.S. Allocation Fund and Navigator Tactical Investment Grade Bond – File No. 801-28445.

Dearborn Capital Management, LLC, the Adviser of the Grant Park Multi-Alternative Strategies Fund and Grant Park Dynamic Allocation Fund – File No. 801-72068.

Princeton Fund Advisors, LLC, the Co-Advisor of Eagle Energy Infrastructure Fund, formerly Eagle MLP Strategy Fund, Deer Park Total Return Credit Fund, Princeton Premium Fund and Princeton Adaptive Premium Fund – File No. 801-72525.

Eagle Global Advisors, LLC, the Co-Advisor of Eagle Energy Infrastructure Fund, formerly, Eagle MLP Strategy Fund – File No. 801-53294.

Deer Park Road Management, LP, Sub-Adviser of Deer Park Total Return Credit Fund – File No. 801-74577

Ladenburg Thalmann Asset Management, Inc., the Adviser of Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund – File No. 801-54909.

Winton Capital Management Limited, the Adviser of Winton Managed Futures Trend Fund – File No. 801-73223

ITEM 32.

PRINCIPAL UNDERWRITER

(a)	Northern Lights Distributors, LLC (“NLD”), the principal underwriter to the Trust also acts as principal underwriter for the following:

Atlas U.S. Tactical Income Fund, Boyar Value Fund Inc., Capitol Series Trust, Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, CIM Real Assets & Credit Fund, Princeton Everest Fund, The Saratoga Advantage Trust, Segall Bryant & Hamill Trust, Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Manager’s Trust, Unified Series Trust, Valued Advisers Trust, Zacks Trust.

Foreside Distribution Services, L.P. (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	Active Weighting Funds ETF Trust
4.	AdvisorShares Trust
5.	AmericaFirst Quantitative Funds
6.	American Century ETF Trust
7.	ARK ETF Trust
8.	Avenue Mutual Funds Trust
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
12.	Bridgeway Funds, Inc.
13.	Brinker Capital Destinations Trust
14.	Calvert Ultra-Short Duration Income NextShares, Series of Calvert Management Series
15.	Center Coast MLP & Infrastructure Fund
16.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
17.	Context Capital Funds
18.	CornerCap Group of Funds
19.	Davis Fundamental ETF Trust
20.	Direxion Shares ETF Trust
21.	Eaton Vance NextShares Trust
22.	Eaton Vance NextShares Trust II
23.	EIP Investment Trust
24.	Elkhorn ETF Trust
25.	EntrepreneurShares Series Trust
26.	Evanston Alternative Opportunities Fund
27.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
28.	FEG Absolute Access Fund I LLC
29.	Fiera Capital Series Trust
30.	FlexShares Trust
31.	Forum Funds
32.	Forum Funds II
33.	FQF Trust
34.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
35.	GraniteShares ETF Trust
36.	Guinness Atkinson Funds
37.	Horizons ETF Trust I (f/k/a Recon Capital Series Trust)
38.	Infinity Core Alternative Fund
39.	Innovator IBD® 50 ETF, Series of Innovator ETFs Trust
40.	Innovator IBD® ETF Leaders ETF, Series of Innovator ETFs Trust
41.	Ironwood Institutional Multi-Strategy Fund LLC
42.	Ironwood Multi-Strategy Fund LLC
43.	John Hancock Exchange-Traded Fund Trust
44.	Manor Investment Funds
45.	Miller/Howard Funds Trust
46.	Miller/Howard High Income Equity Fund
47.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
48.	MProved Systematic Long-Short Fund, Series Portfolios Trust
49.	Mproved Systematic Merger Arbitrage Fund, Series Portfolios Trust
50.	Mproved Systematic Multi-Strategy Fund, Series Portfolios Trust
51.	NYSE® Pickens Oil Response™ ETF, Series of ETF Series Solutions

52.	OSI ETF Trust
53.	Palmer Square Opportunistic Income Fund
54.	Partners Group Private Income Opportunities, LLC
55.	PENN Capital Funds Trust
56.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
57.	Pine Grove Alternative Institutional Fund
58.	Plan Investment Fund, Inc.
59.	PMC Funds, Series of Trust for Professional Managers
60.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
61.	Quaker Investment Trust
62.	Ranger Funds Investment Trust
63.	Renaissance Capital Greenwich Funds
64.	RMB Investors Trust (f/k/a Burnham Investors Trust)
65.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
66.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
67.	Salient MF Trust
68.	SharesPost 100 Fund
69.	Sound Shore Fund, Inc.
70.	Steben Alternative Investment Funds
71.	Steben Select Multi-Strategy Fund
72.	Strategy Shares
73.	The 504 Fund (f/k/a The Pennant 504 Fund)
74.	The Chartwell Funds
75.	The Community Development Fund
76.	The Relative Value Fund
77.	Third Avenue Trust
78.	Third Avenue Variable Series Trust
79.	TIFF Investment Program
80.	Transamerica ETF Trust
81.	U.S. Global Investors Funds
82.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
83.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
84.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
85.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
86.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
87.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
88.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
89.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
90.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
91.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
92.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
93.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
94.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
95.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
96.	Vivaldi Opportunities Fund
97.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
98.	Wintergreen Fund, Inc.
99.	WisdomTree Trust
100.	WST Investment Trust

ALPS Distributors, Inc. acts as the distributor for the 13D Activist Fund, a series of the Trust and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Centre Funds, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474. NLD is an affiliate of Ultimus Fund Solutions, LLC. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Kevin Guerette	President	None
David James	Board of Managers	None
Stephen Preston	Chief Compliance Officer, and AML Compliance Officer	None
Greg Evans	Financial Operations Principal Officer	None
William J. Strait	Board of Managers, Secretary, and General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None

(c) Not Applicable. No underwriting commissions are paid in connection with the sale of Registrant’s Shares.

Foreside Distribution Services, LP is registered with the U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The following are the Officers of the Distributor:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

ALPS Distributors, Inc. is registered with the Securities and Exchange Commission as a broker dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal address of ALPS is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Gary Ross	Vice President, Director of Sales	None
Erin D. Nelson	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer T. Welsh	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Vice President, Treasurer and Asst. Secretary	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York Mellon (“BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to Changing Parameters Fund, Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond, Navigator Tactical U.S. Allocation Fund Navigator Ultra Short Bond Fund, PFG PIMCO Active Core Bond Strategy Fund, PFG American Funds Conservative Income Strategy, PFG American Funds Growth Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG Janus Henderson® Balanced Strategy, PFG Invesco® Equity Factor Rotation Strategy Fund PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG Janus Henderson®Tactical Income Strategy Fund, PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund pursuant to a Custody Agreement between BONY and the Trust.

U.S. Bank, National Association, 60 Livingston Avenue, St. Paul, Minnesota 55107 (“USB”), provides custodian services to the Biondo Focus Fund, Princeton Premium Fund, DF Tactical Income Fund, DF Dividend Fund, DF Momentum Fund, DF Tactical Allocation Fund, DF Tactical Yield Fund, DF Tactical 30 ETF, TransWestern Institutional Short Duration Government Bond Fund, 13D Activist Fund, Eagle Energy Infrastructure Fund, formerly Eagle MLP Strategy Fund, BTS Tactical Fixed Income Fund, Astor Dynamic Allocation Fund, Astor Sector Rotation Fund, Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund, Ladenburg Income Fund, BTS Managed Income Fund, Ocean Park Tactical All Asset Fund, Ocean Park Tactical Core Income Fund, Ocean Park Tactical Municipal Fund, Ocean Park Tactical Bond Fund, Princeton Adaptive Premium Fund, Ocean Park Tactical Risk Spectrum 30 Fund, Ocean Park Tactical Risk Spectrum 50 Fund, Ocean Park Tactical Risk Spectrum 70 Fund, Ocean Park Tactical Core Growth Fund, BTS Enhanced Equity Income Fund, Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF, Ocean Park High Income ETF, Grant Park Dynamic Allocation Fund, DF Innovation ETF and Winton Managed Futures Trend Fund pursuant to a Custody Agreement between USB and the Trust.

Fifth Third Bank (“Fifth Third”), 38 Fountain Square Plaza Cincinnati, Ohio 45263, provides custodian services to Toews Tactical Income Fund, Toews Hedged Opportunity Fund, Toews Unconstrained Income Fund, Toews Managed Risk Equity Fund, Toews Agility Shares Dynamic Tactical Income ETF and Toews Agility Shares Managed Risk Equity ETF, Toews Agility Shares Hedged Nasdaq-100 ETF and Toews Agility Shares Hedged Equal Weight ETF pursuant to a Custody Agreement between Fifth Third and the Trust.

Brown Brothers Harriman & Co. (“BBH”), 50 Post Office Square, Boston, Massachusetts 02110, provides custodian and transfer agency services to Toews Agility Shares Dynamic Tactical Income ETF,

Toews Agility Shares Managed Risk Equity ETF, Toews Agility Shares Hedged Equal Weight ETF and Toews Agility Shares Hedged Nasdaq-100 ETF pursuant to a Custody Agreement between BBH and the Trust.

Ultimus Fund Services, LLC (“UFS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska  68022-3474, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between UFS and the Trust.  In such capacities, UFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.  UFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

NLD, located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, serves as principal underwriter for all series of Northern Lights Fund Trust, 13D Activist Fund, TransWestern Institutional Short Duration Government Bond Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

ALPS Distribution Services, Inc., located at 1209 Broadway, Suite 1100, Denver, CO 80203, serves as principal underwriter for 13D Activist Fund and maintains all records required to be maintained pursuant to the Fund’s Master Distribution and Shareholder Servicing Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Biondo Investment Advisors, LLC, located at 544 Routes 6 & 209, PO Box 909, Milford, Pennsylvania 18337, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Biondo Focus Fund.

Changing Parameters, LLC, located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Changing Parameters Fund.

The Pacific Financial Group, LLC, located at 10900 NE 8th Street, Suite 1523, Bellevue, WA 98004, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to PFG PIMCO Active Core Bond Strategy Fund, PFG American Funds Conservative Income Strategy, PFG American Funds Growth Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG Janus Henderson® Balanced Strategy, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund, PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund.

Ocean Park Asset Management, LLC, located at 3420 Ocean Park Boulevard, Santa Monica, CA  90405, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Ocean Park Tactical All Asset Fund, Ocean Park Tactical Core Growth Fund, Ocean Park Tactical Core Income Fund, Ocean Park Tactical Municipal Fund, Ocean Park Tactical Bond Fund, Ocean Park Tactical Risk Spectrum 30 Fund, Ocean Park Tactical Risk Spectrum 50 Fund, Ocean Park Tactical Risk Spectrum 70 Fund, Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF.

Toews Corporation, Cornerstone Commerce Center, 1201 New Road, Suite 111, Linwood, NJ  08221, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Toews Tactical Income Fund, Toews Hedged Opportunity Fund, Toews Unconstrained Income Fund, Toews Managed Risk Equity Fund, Toews Agility Shares Dynamic Tactical Income ETF, Toews Agility Shares Managed Risk Equity ETF, Toews Agility Shares Hedged Nasdaq-100 ETF and Toews Agility Shares Hedged Equal Weight ETF

BTS Asset Management, Inc. located at 420 Bedford Street, Suite 340, Lexington, MA  02420, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the BTS Tactical Fixed Income Fund, BTS Managed Income Fund and BTS Enhanced Equity Income Fund.

Princeton Fund Advisors, LLC, 1125 17th Street, Suite 1400, Denver, CO 80202, pursuant to certain Investment Advisory Agreements with the Trust, maintains all records required pursuant to such agreement with respect to the Eagle Energy Infrastructure Fund, formerly Eagle MLP Strategy Fund, Athena Behavioral Tactical Fund, Deer Park Total Return Credit Fund, Princeton Premium Fund and Princeton Adaptive Premium Fund.

13D Management, LLC, 200 East 61 Street, Suite 17C, New York, NY 10065, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the 13D Activist Fund.

Donoghue Forlines LLC, 629 Washington Street, Norwood, MA 02062 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the DF Tactical Income Fund, DF Dividend Fund, DF Momentum Fund, DF Tactical Allocation Fund, DF Tactical Yield Income Fund, DF Tactical 30 ETF and DF Innovation ETF.

TransWestern Capital Advisors, LLC, 1743 Wazee Street, Suite 250, Denver, CO 80202, pursuant to the Investment Advisory Agreement with the Trust and as the distributor for such fund, maintains all records required pursuant to such agreement and Master Distribution and Shareholder Servicing Agreement adopted pursuant to Rule 12b-1 under the 1940 Act with respect to the TransWestern Institutional Short Duration Government Bond Fund.

Loomis, Sayles & Company, L.P., One Financial Center, Boston, MA 02111, pursuant to a Sub- Advisory Agreement, maintains all records required pursuant to such agreement with respect to the TransWestern Institutional Short Duration Government Bond Fund.

Clark Capital Management Group, Inc., 1650 Market Street, 53rd Floor, Philadelphia, Pennsylvania 19103 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond, Navigator Tactical U.S. Allocation Fund and Navigator Ultra Short Bond Fund.

Dearborn Capital Management, LLC, 626 W. Jackson Street, Chicago, IL 60661 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Grant Park Multi-Alternative Strategies Fund and Grant Park Dynamic Allocation Fund.

Eagle Global Advisors, LLC, 5847 San Felipe, Suite 930, Houston TX 77057, pursuant to a Co-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Eagle Energy Infrastructure Fund, formerly Eagle MLP Strategy Fund.

Deer Park Road Management, LP, 1865 Ski Time Square, Steamboat Springs, CO 80477 pursuant to certain Sub-Advisory Agreements, maintains all records required pursuant to such agreement with respect to the Deer Park Total Return Credit Fund.

Ladenburg Thalmann Asset Management, Inc. 507 Lexington Avenue, 11th Floor, New York, NY 10022, pursuant to an Advisory Agreement, will maintain all records required pursuant to such agreement with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund.

Winton Capital Management Limited, One Hooper’s Court, Knightsbridge, London, SW3 1AF, United Kingdom, pursuant to a Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Winton Managed Futures Trend Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”).  Each Subsidiary will operate under the supervision of the Registrant.  The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has met all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 1546 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 25th of August 2026.

NORTHERN LIGHTS FUND TRUST (Registrant)

By: /s/ Kevin Wolf
Kevin Wolf*
President and Principal Executive Officer

Pursuant to the Securities Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Northern Lights Fund Trust

John V. Palancia*	Trustee	August 25, 2026
Gary Lanzen*	Trustee	August 25, 2026
Anthony Hertl*	Trustee & Chairman	August 25, 2026
Mark Taylor*	Trustee	August 25, 2026
Mark D. Gersten*	Trustee	August 25, 2026
Mark Garbin*	Trustee	August 25, 2026
Jim Colantino*	Treasurer, Chief Accounting Officer and Chief Financial Officer	August 25, 2026
Kevin Wolf	President and Principal Executive Officer	August 25, 2026

By:	Date:
/s/ Kevin Wolf	August 25, 2026
Kevin Wolf, President

*	Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 1, 2011, January 9, 2012, September 27, 2013, September 1, 2016, September 1, 2017 and August 5, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234, No. 346, No. 535, No. 862, No. 1,001 and No, 1494 respectively, which are hereby incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Counsel	(i)(2)
Consent of Independent Auditor	(j)(1)